UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: August 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MZN | CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------

                     COMMON STOCKS  - 99.2%
                     CONSUMER DISCRETIONARY - 11.2%
             322     Cablevision Systems Corp. - Class A                                                     $    7,194
             755     CBS Corp. - Class B                                                                          7,814
              91     CKX, Inc. (a)                                                                                  574
           2,684     Comcast Corp. - Class A                                                                     41,119
           1,048     Comcast Corp. - Special Class A                                                             15,290
             599     DIRECTV Group, Inc. (a)                                                                     14,831
             175     Discovery Communications, Inc. - Class A (a)                                                 4,536
             183     Discovery Communications, Inc. - Class C (a)                                                 4,277
             274     DISH Network Corp. - Class A (a)                                                             4,469
              91     DreamWorks Animation SKG, Inc. - Class A (a)                                                 3,072
             331     Gannett Co., Inc.                                                                            2,860
             155     Garmin Ltd. (Cayman Islands)                                                                 5,095
              60     Harte-Hanks, Inc.                                                                              782
              63     John Wiley & Sons, Inc. - Class A                                                            2,020
             186     Liberty Global, Inc. - Series A (a)                                                          4,072
             163     Liberty Global, Inc. - Series C (a)                                                          3,535
             414     McGraw-Hill Cos., Inc.                                                                      13,915
              46     Meredith Corp.                                                                               1,273
              22     Morningstar, Inc. (a) (b)                                                                      975
             146     New York Times Co. - Class A                                                                 1,111
           2,366     News Corp. - Class A                                                                        25,364
             562     News Corp. - Class B                                                                         7,104
              42     Scholastic Corp.                                                                             1,023
             113     Scripps Networks Interactive, Inc. - Class A                                                 3,669
           5,028     Sirius XM Radio, Inc. (a)                                                                    3,386
             459     Time Warner Cable, Inc.                                                                     16,946
           1,555     Time Warner, Inc.                                                                           43,400
              15     Viacom, Inc. - Class A (a)                                                                     394
             716     Viacom, Inc. - Class B (a)                                                                  17,929
             376     Virgin Media, Inc.                                                                           4,298
           2,261     Walt Disney Co.                                                                             58,876
              87     Warner Music Group Corp. (a)                                                                   398
               8     Washington Post Co. - Class B                                                                3,475
                                                                                                ------------------------
                                                                                                                325,076
                                                                                                ------------------------
                     ENERGY - 0.0%
              71     BPZ Resources, Inc. (a)                                                                        432
                                                                                                ------------------------

                     FINANCIALS - 0.1%
             130     MSCI, Inc. - Class A (a)                                                                     3,825
                                                                                                ------------------------

                     HEALTH CARE - 0.3%
              66     Allscripts-Misys Healthcare Solutions, Inc.                                                    980
              82     Cerner Corp. (a)                                                                             5,060
              70     Eclipsys Corp. (a)                                                                           1,173
              26     Quality Systems, Inc.                                                                        1,400
                                                                                                ------------------------
                                                                                                                  8,613
                                                                                                ------------------------
                     INDUSTRIALS - 1.0%
              67     Belden, Inc.                                                                                 1,402
              37     ESCO Technologies, Inc. (a)                                                                  1,371
              62     First Solar, Inc. (a)                                                                        7,538
              39     GT Solar International, Inc. (a)                                                               200
             154     L-3 Communications Holdings, Inc.                                                           11,457
              69     MasTec, Inc. (a)                                                                               653
              22     Raven Industries, Inc.                                                                         636
              25     Stanley, Inc. (a)                                                                              641
              69     Sunpower Corp. - Class A (a)                                                                 1,749
              61     Sunpower Corp. - Class B (a)                                                                 1,305
              40     SYKES Enterprises, Inc. (a)                                                                    840
              69     Thomas & Betts Corp. (a)                                                                     1,911
                                                                                                ------------------------
                                                                                                                 29,703
                                                                                                ------------------------
                     INFORMATION TECHNOLOGY - 72.5%
             517     3Com Corp. (a)                                                                               2,249
              43     3PAR, Inc. (a)                                                                                 380
             809     Accenture Ltd. - Class A (Bermuda)                                                          26,697
              45     ACI Worldwide, Inc. (a)                                                                        610
             764     Activision Blizzard, Inc. (a)                                                                8,870
             168     ADC Telecommunications, Inc. (a)                                                             1,430
             683     Adobe Systems, Inc. (a)                                                                     21,460
              81     Adtran, Inc.                                                                                 1,842
             799     Advanced Micro Devices, Inc. (a)                                                             3,484
              22     Advent Software, Inc. (a)                                                                      851
             118     Affiliated Computer Services, Inc. - Class A (a)                                             5,286
             452     Agilent Technologies, Inc. (a)                                                              11,607
             225     Akamai Technologies, Inc. (a)                                                                3,969
             387     Altera Corp.                                                                                 7,434
             252     Amdocs Ltd. (Guernsey) (a)                                                                   6,129
             124     Amkor Technology, Inc. (a)                                                                     687
             226     Amphenol Corp. - Class A                                                                     7,901
             375     Analog Devices, Inc.                                                                        10,594
             114     ANSYS, Inc. (a)                                                                              4,006
           1,159     Apple, Inc. (a)                                                                            194,955
           1,735     Applied Materials, Inc.                                                                     22,867
             108     Ariba, Inc. (a)                                                                              1,238
             160     Arris Group, Inc. (a)                                                                        2,122
              87     Atheros Communications, Inc. (a)                                                             2,405
             577     Atmel Corp. (a)                                                                              2,383
             295     Autodesk, Inc. (a)                                                                           6,912
              49     Avid Technology, Inc. (a)                                                                      638
              61     Avocent Corp. (a)                                                                              996
              62     AVX Corp.                                                                                      720
              87     Benchmark Electronics, Inc. (a)                                                              1,427
              25     Black Box Corp.                                                                                626
              42     Blue Coat Systems, Inc. (a)                                                                    824
             237     BMC Software, Inc. (a)                                                                       8,449
              60     Brightpoint, Inc. (a)                                                                          440
             555     Broadcom Corp. - Class A (a)                                                                15,790
             513     Brocade Communications Systems, Inc. (a)                                                     3,709
             532     CA, Inc.                                                                                    11,858
              29     Cabot Microelectronics Corp. (a)                                                             1,002
             333     Cadence Design Systems, Inc. (a)                                                             2,088
              46     Cavium Networks, Inc. (a)                                                                      934
             110     Ciena Corp. (a)                                                                              1,474
           7,519     Cisco Systems, Inc. (a)                                                                    162,410
             233     Citrix Systems, Inc. (a)                                                                     8,313
              48     Cogent, Inc. (a)                                                                               504
              49     Cognex Corp.                                                                                   785
             381     Cognizant Technology Solutions Corp. - Class A (a)                                          13,289
             101     CommScope, Inc. (a)                                                                          2,723
              51     CommVault Systems, Inc. (a)                                                                    933
             195     Computer Sciences Corp. (a)                                                                  9,526
             317     Compuware Corp. (a)                                                                          2,286
              36     Comtech Telecommunications Corp. (a)                                                         1,225
              67     Concur Technologies, Inc. (a)                                                                2,369
             103     Cree, Inc. (a)                                                                               3,795
              50     CSG Systems International, Inc. (a)                                                            754
              38     Cymer, Inc. (a)                                                                              1,337
             191     Cypress Semiconductor Corp. (a)                                                              1,933
              53     DealerTrack Holdings, Inc. (a)                                                               1,070
           2,250     Dell, Inc. (a)                                                                              35,617
              84     Diebold, Inc.                                                                                2,534
              42     Diodes, Inc. (a)                                                                               851
             147     Earthlink, Inc. (a)                                                                          1,223
              51     EchoStar Corp. - Class A (a)                                                                   946
             420     Electronic Arts, Inc. (a)                                                                    7,652
              69     Electronics for Imaging, Inc. (a)                                                              734
           2,623     EMC Corp./Massachusetts (a)                                                                 41,706
             104     Emulex Corp. (a)                                                                             1,008
             103     F5 Networks, Inc. (a)                                                                        3,552
             149     Fairchild Semiconductor International, Inc. (a)                                              1,499
              54     FEI Co. (a)                                                                                  1,278
              59     Formfactor, Inc. (a)                                                                         1,294
             114     Harmonic, Inc. (a)                                                                             752
             174     Harris Corp.                                                                                 6,043
           3,138     Hewlett-Packard Co.                                                                        140,865
              25     Hittite Microwave Corp. (a)                                                                    861
             117     Infinera Corp. (a)                                                                             819
             114     Informatica Corp. (a)                                                                        2,044
             236     Integrated Device Technology, Inc. (a)                                                       1,612
           7,251     Intel Corp.                                                                                147,340
              56     InterDigital, Inc. (a)                                                                       1,174
           1,723     International Business Machines Corp.                                                      203,400
             101     International Rectifier Corp. (a)                                                            1,896
             161     Intersil Corp. - Class A                                                                     2,383
             380     Intuit, Inc. (a)                                                                            10,553
              24     IPG Photonics Corp. (a)                                                                        291
              48     Itron, Inc. (a)                                                                              2,630
              59     j2 Global Communications, Inc. (a)                                                           1,261
             246     Jabil Circuit, Inc.                                                                          2,694
              36     JDA Software Group, Inc. (a)                                                                   696
             292     JDS Uniphase Corp. (a)                                                                       2,006
             683     Juniper Networks, Inc. (a)                                                                  15,757
             218     KLA-Tencor Corp.                                                                             6,802
              93     L-1 Identity Solutions, Inc. (a)                                                               667
             161     Lam Research Corp. (a)                                                                       4,943
             172     Lawson Software, Inc. (a)                                                                    1,060
             101     Lexmark International, Inc. - Class A (a)                                                    1,903
             266     Linear Technology Corp.                                                                      7,068
             841     LSI Corp. (a)                                                                                4,382
              30     Mantech International Corp. - Class A (a)                                                    1,585
             622     Marvell Technology Group Ltd. (Bermuda) (a)                                                  9,485
             406     Maxim Integrated Products, Inc.                                                              7,625
             195     McAfee, Inc. (a)                                                                             7,757
             290     MEMC Electronic Materials, Inc. (a)                                                          4,625
             114     Mentor Graphics Corp. (a)                                                                    1,007
              68     Micrel, Inc.                                                                                   528
             235     Microchip Technology, Inc.                                                                   6,239
           1,092     Micron Technology, Inc. (a)                                                                  8,048
             104     Micros Systems, Inc. (a)                                                                     2,898
             110     Microsemi Corp. (a)                                                                          1,552
          10,314     Microsoft Corp.                                                                            254,240
              61     MKS Instruments, Inc. (a)                                                                    1,124
              83     Molex, Inc.                                                                                  1,511
              94     Molex, Inc. - Class A                                                                        1,582
              38     Monolithic Power Systems, Inc. (a)                                                             856
           2,729     Motorola, Inc.                                                                              19,594
              82     National Instruments Corp.                                                                   2,102
             299     National Semiconductor Corp.                                                                 4,536
             220     NCR Corp. (a)                                                                                2,933
             431     NetApp, Inc. (a)                                                                             9,805
              32     Netezza Corp. (a)                                                                              307
              22     Netlogic Microsystems, Inc. (a)                                                                966
              24     NetSuite, Inc. (a)                                                                             329
             101     NeuStar, Inc. - Class A (a)                                                                  2,341
             444     Novell, Inc. (a)                                                                             1,931
             128     Novellus Systems, Inc. (a)                                                                   2,452
             285     Nuance Communications, Inc. (a)                                                              3,514
             710     Nvidia Corp. (a)                                                                            10,309
             548     ON Semiconductor Corp. (a)                                                                   4,422
           4,988     Oracle Corp.                                                                               109,088
             165     Palm, Inc. (a)                                                                               2,199
             149     Parametric Technology Corp. (a)                                                              1,982
              20     Pegasystems, Inc.                                                                              613
             111     Perot Systems Corp. - Class A (a)                                                            1,848
              71     Plantronics, Inc.                                                                            1,696
              55     Plexus Corp. (a)                                                                             1,385
             279     PMC - Sierra, Inc. (a)                                                                       2,533
             110     Polycom, Inc. (a)                                                                            2,595
              38     Power Integrations, Inc.                                                                     1,244
              49     Progress Software Corp. (a)                                                                  1,092
             164     QLogic Corp. (a)                                                                             2,593
           2,139     Qualcomm, Inc.                                                                              99,292
              78     Quest Software, Inc. (a)                                                                     1,286
             151     Rambus, Inc. (a)                                                                             2,884
             245     Red Hat, Inc. (a)                                                                            5,625
             319     RF Micro Devices, Inc. (a)                                                                   1,499
              73     Riverbed Technology, Inc. (a)                                                                1,407
             106     Rovi Corp. (a)                                                                               3,227
             130     Salesforce.com, Inc. (a)                                                                     6,743
             296     SanDisk Corp. (a)                                                                            5,239
             117     Sapient Corp. (a)                                                                              858
              50     SAVVIS, Inc. (a)                                                                               848
             632     Seagate Technology (Cayman Islands)                                                          8,753
              77     Semtech Corp. (a)                                                                            1,407
              59     Silicon Laboratories, Inc. (a)                                                               2,657
             212     Skyworks Solutions, Inc. (a)                                                                 2,470
              89     Solera Holdings, Inc. (a)                                                                    2,344
             262     Sonus Networks, Inc. (a)                                                                       553
              22     SPSS, Inc. (a)                                                                               1,096
              55     Starent Networks Corp. (a)                                                                   1,113
              33     STEC, Inc. (a)                                                                               1,337
             949     Sun Microsystems, Inc. (a)                                                                   8,807
             108     Sybase, Inc. (a)                                                                             3,764
             226     Sycamore Networks, Inc. (a)                                                                    687
           1,070     Symantec Corp. (a)                                                                          16,178
              46     Synaptics, Inc. (a)                                                                          1,186
             187     Synopsys, Inc. (a)                                                                           3,970
             111     Take-Two Interactive Software, Inc. (a)                                                      1,165
              86     Tekelec (a)                                                                                  1,339
             468     Tellabs, Inc. (a)                                                                            2,967
             212     Teradyne, Inc. (a)                                                                           1,749
              63     Tessera Technologies, Inc. (a)                                                               1,583
           1,676     Texas Instruments, Inc.                                                                     41,213
             256     TIBCO Software, Inc. (a)                                                                     2,271
             157     Trimble Navigation Ltd. (a)                                                                  3,997
             162     TriQuint Semiconductor, Inc. (a)                                                             1,186
             591     Tyco Electronics Ltd. (Switzerland)                                                         13,487
             105     United Online, Inc.                                                                            735
              93     Varian Semiconductor Equipment Associates, Inc. (a)                                          2,843
              79     VeriFone Holdings, Inc. (a)                                                                    912
             251     VeriSign, Inc. (a)                                                                           5,319
              44     Viasat, Inc. (a)                                                                             1,066
             248     Vishay Intertechnology, Inc. (a)                                                             2,001
              69     VMware, Inc. - Class A (a)                                                                   2,445
              59     Websense, Inc. (a)                                                                             894
             284     Western Digital Corp. (a)                                                                    9,736
             357     Xilinx, Inc.                                                                                 7,940
           1,706     Yahoo!, Inc. (a)                                                                            24,925
              83     Zebra Technologies Corp. - Class A (a)                                                       2,074
                                                                                                ------------------------
                                                                                                              2,116,539
                                                                                                ------------------------
                     TELECOMMUNICATION SERVICES - 14.1%
             512     American Tower Corp. - Class A (a)                                                          16,205
           7,745     AT&T, Inc.                                                                                 201,757
              36     Cbeyond, Inc. (a)                                                                              517
              88     Centennial Communications Corp. (a)                                                            666
             381     CenturyTel, Inc.                                                                            12,280
             294     Cincinnati Bell, Inc. (a)                                                                      979
              87     Clearwire Corp. - Class A (a)                                                                  666
             322     Crown Castle International Corp. (a)                                                         8,649
             406     Frontier Communications Corp.                                                                2,887
              40     Global Crossing Ltd. (Bermuda) (a)                                                             450
              79     Leap Wireless International, Inc. (a)                                                        1,303
           2,071     Level 3 Communications, Inc. (a)                                                             2,485
             318     MetroPCS Communications, Inc. (a)                                                            2,531
              29     Neutral Tandem, Inc. (a)                                                                       725
             213     NII Holdings, Inc. (a)                                                                       5,050
              42     NTELOS Holdings Corp.                                                                          681
           1,800     Qwest Communications International, Inc.                                                     6,462
             150     SBA Communications Corp. - Class A (a)                                                       3,616
           3,591     Sprint Nextel Corp. (a)                                                                     13,143
              88     Syniverse Holdings, Inc. (a)                                                                 1,573
              68     Telephone & Data Systems, Inc.                                                               1,793
              64     Telephone & Data Systems, Inc. - Special Shares                                              1,621
             190     tw telecom, inc. (a)                                                                         2,176
              19     United States Cellular Corp. (a)                                                               694
           3,728     Verizon Communications, Inc.                                                               115,717
             568     Windstream Corp.                                                                             4,868
                                                                                                ------------------------
                                                                                                                409,494
                                                                                                ------------------------
                     TOTAL COMMON STOCKS - 99.2%
                     (Cost $3,433,632)                                                                        2,893,682
                                                                                                ------------------------

                     EXCHANGE-TRADED FUNDS - 0.8%
             465     iShares S&P 500 Growth Index Fund
                     (Cost $23,082)                                                                              24,217
                                                                                                ------------------------

                     TOTAL INVESTMENTS - 100.0%
                     (Cost $3,456,714)                                                                        2,917,899
                     Other Assets in excess of Liabilities - 0.0%                                                   295
                                                                                                ------------------------
                     NET ASSETS - 100.0%                                                                    $ 2,918,194
                                                                                                ========================


(a)  Non-income producing security.

(b) Affiliate due to Fund's licensing agreement with Licensor. Security represents less than 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                               Country Allocation*
-------------------------------------------------------------------------------
United States                                                            97.6%
Bermuda                                                                   1.2%
Cayman Islands                                                            0.5%
Switzerland                                                               0.5%
Guernsey                                                                  0.2%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                   Level 1                Level 2                Level 3                  Total
-------------------------------------   ---------------------    -----------------    --------------------   -----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                            $   325                  $ -                     $ -                   $   325
   Energy                                                  -                    -                       -                         -
   Financials                                              4                    -                       -                         4
   Health Care                                             9                    -                       -                         9
   Industrials                                            30                    -                       -                        30
   Information Technology                              2,117                    -                       -                     2,117
   Telecommunication Services                            409                    -                       -                       409
Exchange Traded Funds                                     24                    -                       -                        24
                                        ---------------------    -----------------    --------------------   -----------------------
Total                                                $ 2,918                  $ -                     $ -                   $ 2,918
                                        =====================    =================    ====================   =======================

MZG | CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS  - 99.0%
                      CONSUMER DISCRETIONARY - 4.8%
              46      Black & Decker Corp.                                                                     $    2,030
              10      Blue Nile, Inc. (a)                                                                             554
              81      BorgWarner, Inc.                                                                              2,403
              64      Brunswick Corp.                                                                                 595
              46      Callaway Golf Co.                                                                               325
              41      Carter's, Inc. (a)                                                                            1,032
               7      Churchill Downs, Inc.                                                                           264
              30      Cinemark Holdings, Inc.                                                                         301
             239      Coach, Inc.                                                                                   6,761
              11      Columbia Sportswear Co.                                                                         432
              42      Cooper Tire & Rubber Co.                                                                        600
               9      Deckers Outdoor Corp. (a)                                                                       615
             201      Eastman Kodak Co.                                                                             1,069
              18      Federal Mogul Corp. - Class A (a)                                                               226
           2,283      Ford Motor Co. (a)                                                                           17,351
             107      Fortune Brands, Inc.                                                                          4,260
              33      Fossil, Inc. (a)                                                                                838
              98      Gentex Corp.                                                                                  1,430
             169      Goodyear Tire & Rubber Co. (The) (a)                                                          2,787
              45      Guess?, Inc.                                                                                  1,577
             173      Harley-Davidson, Inc.                                                                         4,149
              37      Harman International Industries, Inc.                                                         1,110
              88      Hasbro, Inc.                                                                                  2,498
              45      Hillenbrand, Inc.                                                                               901
              39      Iconix Brand Group, Inc. (a)                                                                    670
              21      International Speedway Corp. - Class A                                                          584
              64      Jarden Corp.                                                                                  1,558
             430      Johnson Controls, Inc.                                                                       10,651
              75      Jones Apparel Group, Inc.                                                                     1,169
             123      Leggett & Platt, Inc.                                                                         2,245
              24      Life Time Fitness, Inc. (a)                                                                     747
              67      Liz Claiborne, Inc.                                                                             285
             101      LKQ Corp. (a)                                                                                 1,753
              39      Marvel Entertainment, Inc. (a)                                                                1,886
             254      Mattel, Inc.                                                                                  4,569
              22      Matthews International Corp. - Class A                                                          766
              38      Mohawk Industries, Inc. (a)                                                                   1,905
               4      National Presto Industries, Inc.                                                                335
             194      Newell Rubbermaid, Inc.                                                                       2,700
             197      NIKE, Inc. - Class B                                                                         10,912
              23      NutriSystem, Inc.                                                                               327
              40      Phillips-Van Heusen Corp.                                                                     1,511
              24      Polaris Industries, Inc.                                                                        905
              42      Polo Ralph Lauren Corp.                                                                       2,788
              35      Pool Corp.                                                                                      834
              52      Regal Entertainment Group - Class A                                                             658
              76      Sherwin-Williams Co. (The)                                                                    4,575
              40      Snap-On, Inc.                                                                                 1,493
               9      Speedway Motorsports, Inc.                                                                      140
              57      Stanley Works (The)                                                                           2,333
              26      Thor Industries, Inc.                                                                           677
              95      Tiffany & Co.                                                                                 3,456
              35      Timberland Co. (The) - Class A (a)                                                              454
              18      True Religion Apparel, Inc. (a)                                                                 407
              36      TRW Automotive Holdings Corp. (a)                                                               635
              42      Tupperware Brands Corp.                                                                       1,554
              23      Under Armour, Inc. - Class A (a)                                                                549
              63      VF Corp.                                                                                      4,382
              49      WABCO Holdings, Inc.                                                                            934
              32      Warnaco Group, Inc. (The) (a)                                                                 1,218
             308      Wendy's/Arby's Group, Inc. - Class A                                                          1,552
              55      Whirlpool Corp.                                                                               3,532
              38      Wolverine World Wide, Inc.                                                                      947
                                                                                                  ------------------------
                                                                                                                  132,704
                                                                                                  ------------------------

                      CONSUMER STAPLES - 21.1%
              62      Alberto-Culver Co.                                                                            1,636
           1,489      Altria Group, Inc.                                                                           27,219
              15      American Italian Pasta Co. - Class A                                                            454
             425      Archer-Daniels-Midland Co.                                                                   12,253
             306      Avon Products, Inc.                                                                           9,752
              49      Bare Escentuals, Inc. (a)                                                                       455
              11      Brown-Forman Corp. - Class A                                                                    530
              52      Brown-Forman Corp. - Class B                                                                  2,325
              87      Bunge Ltd. (Bermuda)                                                                          5,830
               9      Cal-Maine Foods, Inc.                                                                           257
             165      Campbell Soup Co.                                                                             5,174
              30      Central European Distribution Corp. (a)                                                         966
              13      Central Garden and Pet Co. (a)                                                                  158
              51      Church & Dwight Co., Inc.                                                                     2,914
             101      Clorox Co.                                                                                    5,968
           1,544      Coca-Cola Co. (The)                                                                          75,301
             226      Coca-Cola Enterprises, Inc.                                                                   4,567
             368      Colgate-Palmolive Co.                                                                        26,754
             320      ConAgra Foods, Inc.                                                                           6,570
             140      Constellation Brands, Inc. - Class A (a)                                                      2,071
              51      Corn Products International, Inc.                                                             1,513
              57      Darling International, Inc. (a)                                                                 400
             128      Dean Foods Co. (a)                                                                            2,322
             137      Del Monte Foods Co.                                                                           1,437
             185      Dr. Pepper Snapple Group, Inc. (a)                                                            4,891
              49      Energizer Holdings, Inc. (a)                                                                  3,206
              80      Estee Lauder Cos., Inc. (The) - Class A                                                       2,868
              62      Flowers Foods, Inc.                                                                           1,474
              31      Fresh Del Monte Produce, Inc. (Cayman Islands) (a)                                              710
             224      General Mills, Inc.                                                                          13,380
              18      Green Mountain Coffee Roasters, Inc. (a)                                                      1,083
              26      Hain Celestial Group, Inc. (The) (a)                                                            416
              52      Hansen Natural Corp. (a)                                                                      1,698
             112      Hershey Co. (The)                                                                             4,394
             229      HJ Heinz Co.                                                                                  8,817
              51      Hormel Foods Corp.                                                                            1,884
              10      J&J Snack Foods Corp.                                                                           437
              83      JM Smucker Co. (The)                                                                          4,338
             174      Kellogg Co.                                                                                   8,194
             300      Kimberly-Clark Corp.                                                                         18,138
             972      Kraft Foods, Inc. - Class A                                                                  27,556
              17      Lancaster Colony Corp.                                                                          854
              21      Lance, Inc.                                                                                     509
             122      Lorillard, Inc.                                                                               8,878
              75      McCormick & Co., Inc.                                                                         2,443
              23      Mead Johnson Nutrition Co. - Class A                                                            912
             115      Molson Coors Brewing Co. - Class B                                                            5,449
             104      Pepsi Bottling Group, Inc.                                                                    3,716
              44      PepsiAmericas, Inc.                                                                           1,231
           1,135      PepsiCo., Inc.                                                                               64,320
           1,423      Philip Morris International, Inc.                                                            65,045
           2,126      Procter & Gamble Co. (The)                                                                  115,038
              41      Ralcorp Holdings, Inc. (a)                                                                    2,572
             123      Reynolds American, Inc.                                                                       5,622
              12      Sanderson Farms, Inc.                                                                           499
             507      Sara Lee Corp.                                                                                4,913
              86      Smithfield Foods, Inc. (a)                                                                    1,055
              16      Tootsie Roll Industries, Inc.                                                                   378
              21      TreeHouse Foods, Inc. (a)                                                                       778
             225      Tyson Foods, Inc. - Class A                                                                   2,698
              18      Universal Corp.                                                                                 664
              23      Vector Group Ltd.                                                                               363
                                                                                                  ------------------------
                                                                                                                  588,247
                                                                                                  ------------------------

                      ENERGY - 31.0%
              83      Alpha Natural Resources, Inc. (a)                                                             2,682
             362      Anadarko Petroleum Corp.                                                                     19,139
             241      Apache Corp.                                                                                 20,473
             100      Arch Coal, Inc.                                                                               1,732
              28      Arena Resources, Inc. (a)                                                                       856
              25      Atlas America, Inc.                                                                             555
              37      Atwood Oceanics, Inc. (a)                                                                     1,054
             224      Baker Hughes, Inc.                                                                            7,717
              16      Basic Energy Services, Inc. (a)                                                                 108
              31      Berry Petroleum Co. - Class A                                                                   700
              24      Bill Barrett Corp. (a)                                                                          702
             205      BJ Services Co.                                                                               3,292
              20      Bristow Group, Inc. (a)                                                                         584
              73      Cabot Oil & Gas Corp.                                                                         2,573
              28      Cal Dive International, Inc. (a)                                                                292
             156      Cameron International Corp. (a)                                                               5,571
              14      CARBO Ceramics, Inc.                                                                            603
              18      Carrizo Oil & Gas, Inc. (a)                                                                     348
             455      Chesapeake Energy Corp.                                                                      10,392
           1,454      Chevron Corp.                                                                               101,693
              57      Cimarex Energy Co.                                                                            2,225
              19      CNX Gas Corp. (a)                                                                               538
              29      Complete Production Services, Inc. (a)                                                          261
              34      Comstock Resources, Inc. (a)                                                                  1,201
              52      Concho Resources, Inc. (a)                                                                    1,695
             944      ConocoPhillips                                                                               42,508
             133      Consol Energy, Inc.                                                                           4,976
              10      Contango Oil & Gas Co. (a)                                                                      449
              22      Continental Resources, Inc. (a)                                                                 777
              16      Core Laboratories NV (Netherlands)                                                            1,483
              40      CVR Energy, Inc. (a)                                                                            387
             172      Denbury Resources, Inc. (a)                                                                   2,618
             303      Devon Energy Corp.                                                                           18,598
              48      Diamond Offshore Drilling, Inc.                                                               4,292
              59      Dresser-Rand Group, Inc. (a)                                                                  1,752
              19      Dril-Quip, Inc. (a)                                                                             811
             506      El Paso Corp.                                                                                 4,670
              39      Encore Acquisition Co. (a)                                                                    1,470
             103      ENSCO International, Inc.                                                                     3,801
             179      EOG Resources, Inc.                                                                          12,888
             121      EXCO Resources, Inc. (a)                                                                      1,774
              46      Exterran Holdings, Inc. (a)                                                                     829
           3,584      Exxon Mobil Corp.                                                                           247,834
              92      FMC Technologies, Inc. (a)                                                                    4,388
              72      Forest Oil Corp. (a)                                                                          1,132
              76      Frontier Oil Corp.                                                                              975
              75      Global Industries Ltd. (a)                                                                      713
              16      Goodrich Petroleum Corp. (a)                                                                    383
              19      Gulfmark Offshore, Inc. (a)                                                                     567
             650      Halliburton Co.                                                                              15,412
              57      Helix Energy Solutions Group, Inc. (a)                                                          667
              66      Helmerich & Payne, Inc.                                                                       2,208
             213      Hess Corp.                                                                                   10,776
              32      Holly Corp.                                                                                     731
              83      International Coal Group, Inc. (a)                                                              252
              20      James River Coal Co. (a)                                                                        333
              91      Key Energy Services, Inc. (a)                                                                   651
              10      Lufkin Industries, Inc.                                                                         443
             513      Marathon Oil Corp.                                                                           15,836
              55      Mariner Energy, Inc. (a)                                                                        667
              56      Massey Energy Co.                                                                             1,516
              36      McMoRan Exploration Co. (a)                                                                     300
             139      Murphy Oil Corp.                                                                              7,923
             202      Nabors Industries Ltd. (Bermuda) (a)                                                          3,571
              14      NATCO Group, Inc. - Class A (a)                                                                 582
             300      National Oilwell Varco., Inc. (a)                                                            10,905
              96      Newfield Exploration Co. (a)                                                                  3,714
             187      Noble Corp. (Switzerland)                                                                     6,551
             124      Noble Energy, Inc.                                                                            7,497
             585      Occidental Petroleum Corp.                                                                   42,764
              38      Oceaneering International, Inc. (a)                                                           1,982
              34      Oil States International, Inc. (a)                                                            1,002
              75      Parker Drilling Co. (a)                                                                         338
              38      Patriot Coal Corp. (a)                                                                          337
             108      Patterson-UTI Energy, Inc.                                                                    1,435
             193      Peabody Energy Corp.                                                                          6,307
              26      Penn Virginia Corp.                                                                             498
             198      PetroHawk Energy Corp. (a)                                                                    4,263
              83      Pioneer Natural Resources Co.                                                                 2,404
              87      Plains Exploration & Production Co. (a)                                                       2,284
             125      Pride International, Inc. (a)                                                                 3,223
              76      Quicksilver Resources, Inc. (a)                                                                 822
             113      Range Resources Corp.                                                                         5,466
              35      Rosetta Resources, Inc. (a)                                                                     413
              76      Rowan Cos., Inc.                                                                              1,574
              27      RPC, Inc.                                                                                       247
             106      SandRidge Energy, Inc. (a)                                                                    1,293
             865      Schlumberger Ltd. (Netherlands Antilles)                                                     48,613
              17      SEACOR Holdings, Inc. (a)                                                                     1,294
               8      Seahawk Drilling, Inc. (a)                                                                      186
             160      Smith International, Inc.                                                                     4,411
              69      Southern Union Co.                                                                            1,369
             249      Southwestern Energy Co. (a)                                                                   9,178
             462      Spectra Energy Corp.                                                                          8,695
              43      St. Mary Land & Exploration Co.                                                               1,131
              84      Sunoco, Inc.                                                                                  2,260
              57      Superior Energy Services, Inc. (a)                                                            1,039
              21      Swift Energy Co. (a)                                                                            428
             100      Tesoro Corp.                                                                                  1,408
              50      Tetra Technologies, Inc. (a)                                                                    441
              39      Tidewater, Inc.                                                                               1,684
             233      Transocean Ltd. (Switzerland) (a)                                                            17,671
             110      Ultra Petroleum Corp. (Canada) (a)                                                            5,107
              32      Unit Corp. (a)                                                                                1,197
              80      USEC, Inc. (a)                                                                                  364
             404      Valero Energy Corp.                                                                           7,571
              18      W&T Offshore, Inc.                                                                              178
             506      Weatherford International Ltd. (Switzerland) (a)                                             10,095
              20      Western Refining, Inc. (a)                                                                      121
              36      Whiting Petroleum Corp. (a)                                                                   1,747
             417      Williams Cos., Inc. (The)                                                                     6,855
              19      World Fuel Services Corp.                                                                       854
             417      XTO Energy, Inc.                                                                             16,096
                                                                                                  ------------------------
                                                                                                                  864,241
                                                                                                  ------------------------

                      FINANCIALS - 0.3%
             128      Leucadia National Corp.                                                                       3,183
             121      Plum Creek Timber Co., Inc. - REIT                                                            3,665
              57      Rayonier, Inc. - REIT                                                                         2,448
                                                                                                  ------------------------
                                                                                                                    9,296
                                                                                                  ------------------------

                      HEALTH CARE - 0.1%
              29      Teleflex, Inc.                                                                                1,314
              23      West Pharmaceutical Services, Inc.                                                              924
                                                                                                  ------------------------
                                                                                                                    2,238
                                                                                                  ------------------------

                      INDUSTRIALS - 19.4%
             463      3M Co.                                                                                       33,382
              25      AAR Corp. (a)                                                                                   425
              38      Actuant Corp. - Class A                                                                         537
              30      Acuity Brands, Inc.                                                                             963
              10      Aerovironment, Inc. (a)                                                                         281
              64      AGCO Corp. (a)                                                                                1,999
              31      Aircastle Ltd. (Bermuda)                                                                        291
              24      Alliant Techsystems, Inc. (a)                                                                 1,855
              27      American Superconductor Corp. (a)                                                               872
               6      Ameron International Corp.                                                                      486
              77      AMETEK, Inc.                                                                                  2,424
              14      AO Smith Corp.                                                                                  533
              27      Applied Industrial Technologies, Inc.                                                           557
              12      Armstrong World Industries, Inc. (a)                                                            401
              11      Astec Industries, Inc. (a)                                                                      279
              82      Avery Dennison Corp.                                                                          2,534
               6      Axsys Technologies, Inc. (a)                                                                    324
              11      Badger Meter, Inc.                                                                              398
              29      Baldor Electric Co.                                                                             814
              29      Barnes Group, Inc.                                                                              426
              65      BE Aerospace, Inc. (a)                                                                        1,113
             473      Boeing Co. (The)                                                                             23,494
              34      Brady Corp. - Class A                                                                         1,007
              35      Briggs & Stratton Corp.                                                                         617
              23      Broadwind Energy, Inc. (a)                                                                      174
              52      Bucyrus International, Inc.                                                                   1,552
              44      Carlisle Cos., Inc.                                                                           1,452
             435      Caterpillar, Inc.                                                                            19,710
              17      Ceradyne, Inc. (a)                                                                              318
              12      CIRCOR International, Inc.                                                                      310
              35      CLARCOR, Inc.                                                                                 1,122
             123      Cooper Industries PLC - Class A (Ireland)                                                     3,967
              35      Crane Co.                                                                                       821
              11      Cubic Corp.                                                                                     391
             130      Cummins, Inc.                                                                                 5,892
              30      Curtiss-Wright Corp.                                                                            977
             178      Danaher Corp.                                                                                10,806
             314      Deere & Co.                                                                                  13,690
             132      Dover Corp.                                                                                   4,566
              17      DynCorp International, Inc. - Class A (a)                                                       292
             118      Eaton Corp.                                                                                   6,366
             550      Emerson Electric Co.                                                                         20,279
              38      Ener1, Inc. (a)                                                                                 242
              32      Energy Conversion Devices, Inc. (a)                                                             358
              26      EnerSys (a)                                                                                     517
              22      Esterline Technologies Corp. (a)                                                                680
              40      Flowserve Corp.                                                                               3,450
              50      Force Protection, Inc. (a)                                                                      265
              11      Franklin Electric Co., Inc.                                                                     347
              36      Gardner Denver, Inc. (a)                                                                      1,169
              37      General Cable Corp. (a)                                                                       1,305
             236      General Dynamics Corp.                                                                       13,969
           7,659      General Electric Co.                                                                        106,460
              87      Goodrich Corp.                                                                                4,799
              46      Graco, Inc.                                                                                   1,155
              87      GrafTech International Ltd. (a)                                                               1,238
              48      Griffon Corp. (a)                                                                               507
              59      Harsco Corp.                                                                                  1,840
               5      HEICO CORP.                                                                                     185
              10      HEICO CORP. - Class A                                                                           307
              43      Herman Miller, Inc.                                                                             697
              65      Hexcel Corp. (a)                                                                                707
              27      HNI Corp.                                                                                       580
             493      Honeywell International, Inc.                                                                18,123
              35      Hubbell, Inc. - Class B                                                                       1,346
              60      IDEX Corp.                                                                                    1,586
              17      II-VI, Inc. (a)                                                                                 455
             316      Illinois Tool Works, Inc.                                                                    13,215
             229      Ingersoll-Rand PLC (Ireland)                                                                  7,074
             130      ITT Corp.                                                                                     6,510
              76      Joy Global, Inc.                                                                              2,953
              25      Kaydon Corp.                                                                                    835
              55      Kennametal, Inc.                                                                              1,213
              28      Lincoln Electric Holdings, Inc.                                                               1,275
               9      Lindsay Corp.                                                                                   374
             231      Lockheed Martin Corp.                                                                        17,320
              91      Manitowoc Co., Inc. (The)                                                                       604
             259      Masco Corp.                                                                                   3,750
             161      McDermott International, Inc. (Panama) (a)                                                    3,825
              12      Middleby Corp. (a)                                                                              566
              22      Mine Safety Appliances Co.                                                                      588
              24      Mobile Mini, Inc. (a)                                                                           426
              26      Moog, Inc. - Class A (a)                                                                        753
              25      Mueller Industries, Inc.                                                                        605
              79      Mueller Water Products, Inc. - Class A                                                          363
              45      Navistar International Corp. (a)                                                              1,946
              21      Nordson Corp.                                                                                 1,125
             220      Northrop Grumman Corp.                                                                       10,738
              41      Orbital Sciences Corp. (a)                                                                      606
              50      Oshkosh Corp.                                                                                 1,680
              23      Otter Tail Corp.                                                                                543
              61      Owens Corning (a)                                                                             1,363
             251      PACCAR, Inc.                                                                                  9,079
             120      Parker Hannifin Corp.                                                                         5,839
             150      Pitney Bowes, Inc.                                                                            3,352
             102      Precision Castparts Corp.                                                                     9,311
             144      Quanta Services, Inc. (a)                                                                     3,185
             301      Raytheon Co.                                                                                 14,201
              14      RBC Bearings, Inc. (a)                                                                          308
              26      Regal-Beloit Corp.                                                                            1,182
              18      Robbins & Myers, Inc.                                                                           418
              97      Rockwell Automation, Inc.                                                                     4,059
             112      Rockwell Collins, Inc.                                                                        5,156
              66      Roper Industries, Inc.                                                                        3,127
              60      Shaw Group, Inc. (The) (a)                                                                    1,760
              26      Simpson Manufacturing Co., Inc.                                                                 668
              71      Spirit Aerosystems Holdings, Inc. - Class A (a)                                               1,102
              39      SPX Corp.                                                                                     2,172
              22      Teledyne Technologies, Inc. (a)                                                                 743
              72      Terex Corp. (a)                                                                               1,187
              13      Textainer Group Holdings Ltd. (Bermuda)                                                         184
             175      Textron, Inc.                                                                                 2,688
              52      Timken Co.                                                                                    1,098
              27      Toro Co.                                                                                      1,024
              27      TransDigm Group, Inc. (a)                                                                     1,202
              19      Tredegar Corp.                                                                                  285
              55      Trinity Industries, Inc.                                                                        869
              12      Triumph Group, Inc.                                                                             522
             340      Tyco International Ltd. (Switzerland)                                                        10,775
              19      United Stationers, Inc. (a)                                                                     868
             634      United Technologies Corp.                                                                    37,634
              13      Universal Forest Products, Inc.                                                                 537
              50      USG Corp. (a)                                                                                   743
              13      Valmont Industries, Inc.                                                                      1,070
              33      Wabtec Corp.                                                                                  1,236
              17      Watsco, Inc.                                                                                    898
              22      Watts Water Technologies, Inc. - Class A                                                        664
              31      WESCO International, Inc. (a)                                                                   745
              42      Woodward Governor Co.                                                                           882
                                                                                                  ------------------------
                                                                                                                  542,007
                                                                                                  ------------------------

                      INFORMATION TECHNOLOGY - 1.2%
              22      Anixter International, Inc. (a)                                                                 772
           1,142      Corning, Inc.                                                                                17,221
              38      Dolby Laboratories, Inc. - Class A (a)                                                        1,482
             109      FLIR Systems, Inc. (a)                                                                        2,509
              32      Intermec, Inc. (a)                                                                              455
              22      Rofin-Sinar Technologies, Inc. (a)                                                              500
             147      SAIC, Inc. (a)                                                                                2,718
              18      Scansource, Inc. (a)                                                                            504
              70      TiVo, Inc. (a)                                                                                  687
             629      Xerox Corp.                                                                                   5,441
                                                                                                  ------------------------
                                                                                                                   32,289
                                                                                                  ------------------------

                      MATERIALS - 10.2%
             144      Air Products & Chemicals, Inc.                                                               10,804
              49      Airgas, Inc.                                                                                  2,279
              78      AK Steel Holding Corp.                                                                        1,585
              65      Albemarle Corp.                                                                               2,095
             701      Alcoa, Inc.                                                                                   8,447
              67      Allegheny Technologies, Inc.                                                                  2,035
              17      AMCOL International Corp.                                                                       376
              44      Aptargroup, Inc.                                                                              1,513
              17      Arch Chemicals, Inc.                                                                            497
              45      Ashland, Inc.                                                                                 1,651
              70      Ball Corp.                                                                                    3,392
              72      Bemis Co., Inc.                                                                               1,914
              42      Cabot Corp.                                                                                     831
              39      Calgon Carbon Corp. (a)                                                                         558
              36      Carpenter Technology Corp.                                                                      767
             106      Celanese Corp. - Class A                                                                      2,700
              22      Century Aluminum Co. (a)                                                                        225
              41      CF Industries Holdings, Inc.                                                                  3,348
              93      Cliffs Natural Resources, Inc.                                                                2,354
              50      Coeur d'Alene Mines Corp. (a)                                                                   757
              81      Commercial Metals Co.                                                                         1,371
              22      Compass Minerals International, Inc.                                                          1,170
             112      Crown Holdings, Inc. (a)                                                                      2,781
              36      Cytec Industries, Inc.                                                                        1,040
               8      Deltic Timber Corp.                                                                             409
             768      Dow Chemical Co. (The)                                                                       16,351
              33      Eagle Materials, Inc.                                                                           869
              50      Eastman Chemical Co.                                                                          2,608
             128      Ecolab, Inc.                                                                                  5,413
             614      EI Du Pont de Nemours & Co.                                                                  19,605
              55      FMC Corp.                                                                                     2,624
             299      Freeport-McMoRan Copper & Gold, Inc.                                                         18,831
              31      Glatfelter                                                                                      323
              16      Greif, Inc. - Class A                                                                           793
               7      Greif, Inc. - Class B                                                                           318
              42      H.B. Fuller Co.                                                                                 829
             157      Hecla Mining Co. (a)                                                                            468
             118      Huntsman Corp.                                                                                1,014
             308      International Paper Co.                                                                       7,069
              57      International Flavors & Fragrances, Inc.                                                      2,030
              31      Intrepid Potash, Inc. (a)                                                                       728
              10      Kaiser Aluminum Corp.                                                                           323
              11      Koppers Holdings, Inc.                                                                          300
              71      Louisiana-Pacific Corp. (a)                                                                     535
              48      Lubrizol Corp.                                                                                3,059
              32      Martin Marietta Materials, Inc.                                                               2,803
             115      MeadWestvaco Corp.                                                                            2,524
              13      Minerals Technologies, Inc.                                                                     583
             391      Monsanto Co.                                                                                 32,797
             109      Mosaic Co. (The)                                                                              5,283
              99      Nalco Holding Co.                                                                             1,772
              10      NewMarket Corp.                                                                                 831
             345      Newmont Mining Corp.                                                                         13,866
             207      Nucor Corp.                                                                                   9,220
              44      Olin Corp.                                                                                      737
              20      OM Group, Inc. (a)                                                                              544
             118      Owens-Illinois, Inc. (a)                                                                      4,005
              80      Packaging Corp. of America                                                                    1,629
              96      Pactiv Corp. (a)                                                                              2,386
             119      PPG Industries, Inc.                                                                          6,593
             224      Praxair, Inc.                                                                                17,163
              46      Reliance Steel & Aluminum Co.                                                                 1,699
              25      Rock-Tenn Co. - Class A                                                                       1,282
              37      Rockwood Holdings, Inc. (a)                                                                     754
              29      Royal Gold, Inc.                                                                              1,151
              93      RPM International, Inc.                                                                       1,514
              15      Schnitzer Steel Industries, Inc. - Class A                                                      810
              32      Scotts Miracle-Gro Co. (The) - Class A                                                        1,302
             110      Sealed Air Corp.                                                                              2,080
              32      Sensient Technologies Corp.                                                                     834
              77      Sigma-Aldrich Corp.                                                                           3,912
              18      Silgan Holdings, Inc.                                                                           875
              53      Solutia, Inc. (a)                                                                               648
              70      Sonoco Products Co.                                                                           1,816
             135      Steel Dynamics, Inc.                                                                          2,234
              33      Stillwater Mining Co. (a)                                                                       212
              64      Temple-Inland, Inc.                                                                           1,082
              75      Terra Industries, Inc.                                                                        2,333
              19      Texas Industries, Inc.                                                                          755
              60      Titanium Metals Corp.                                                                           493
             101      United States Steel Corp.                                                                     4,422
               8      Valhi, Inc.                                                                                      72
              65      Valspar Corp.                                                                                 1,741
              66      Vulcan Materials Co.                                                                          3,303
              36      Walter Energy, Inc.                                                                           1,869
              13      Westlake Chemical Corp.                                                                         313
             150      Weyerhaeuser Co.                                                                              5,608
              47      Worthington Industries, Inc.                                                                    619
              39      WR Grace & Co. (a)                                                                              652
                                                                                                  ------------------------
                                                                                                                  286,110
                                                                                                  ------------------------

                      UTILITIES - 10.9%
             478      AES Corp. (The) (a)                                                                           6,534
              55      AGL Resources, Inc.                                                                           1,847
             120      Allegheny Energy, Inc.                                                                        3,169
              17      Allete, Inc.                                                                                    575
              78      Alliant Energy Corp.                                                                          2,055
             152      Ameren Corp.                                                                                  4,099
             346      American Electric Power Co., Inc.                                                            10,875
              12      American States Water Co.                                                                       396
              41      American Water Works Co., Inc.                                                                  824
              97      Aqua America, Inc.                                                                            1,634
              66      Atmos Energy Corp.                                                                            1,798
              36      Avista Corp.                                                                                    703
              26      Black Hills Corp.                                                                               665
              13      California Water Service Group                                                                  484
             262      Calpine Corp. (a)                                                                             3,081
             222      Centerpoint Energy, Inc.                                                                      2,753
              11      CH Energy Group, Inc.                                                                           503
              41      Cleco Corp.                                                                                   1,001
             154      CMS Energy Corp.                                                                              2,065
             199      Consolidated Edison, Inc.                                                                     7,998
             128      Constellation Energy Group, Inc.                                                              4,051
             428      Dominion Resources, Inc.                                                                     14,158
              84      DPL, Inc.                                                                                     2,081
             118      DTE Energy Co.                                                                                4,104
             934      Duke Energy Corp.                                                                            14,468
             349      Dynegy, Inc. - Class A (a)                                                                      663
             215      Edison International                                                                          7,183
              32      El Paso Electric Co. (a)                                                                        542
              24      Empire District Electric Co. (The)                                                              436
              52      Energen Corp.                                                                                 2,183
             142      Entergy Corp.                                                                                11,218
              92      EQT Corp.                                                                                     3,650
             477      Exelon Corp.                                                                                 23,860
             220      FirstEnergy Corp.                                                                             9,929
             272      FPL Group, Inc.                                                                              15,281
              97      Great Plains Energy, Inc.                                                                     1,699
              66      Hawaiian Electric Industries, Inc.                                                            1,148
              32      IDACORP, Inc.                                                                                   911
              52      Integrys Energy Group, Inc.                                                                   1,785
              34      ITC Holdings Corp.                                                                            1,584
              14      Laclede Group, Inc. (The)                                                                       456
             118      MDU Resources Group, Inc.                                                                     2,290
              14      MGE Energy, Inc.                                                                                496
             113      Mirant Corp. (a)                                                                              1,904
              48      National Fuel Gas Co.                                                                         2,145
              28      New Jersey Resources Corp.                                                                    1,029
              31      Nicor, Inc.                                                                                   1,123
             192      NiSource, Inc.                                                                                2,536
             125      Northeast Utilities                                                                           2,974
              19      Northwest Natural Gas Co.                                                                       800
              24      NorthWestern Corp.                                                                              576
             192      NRG Energy, Inc. (a)                                                                          5,155
              77      NSTAR                                                                                         2,436
             165      NV Energy, Inc.                                                                               1,990
              69      OGE Energy Corp.                                                                              2,158
              71      Oneok, Inc.                                                                                   2,405
              12      Ormat Technologies, Inc.                                                                        433
             158      Pepco Holdings, Inc.                                                                          2,264
             264      PG&E Corp.                                                                                   10,716
              47      Piedmont Natural Gas Co., Inc.                                                                1,129
              70      Pinnacle West Capital Corp.                                                                   2,304
              47      PNM Resources, Inc.                                                                             549
              53      Portland General Electric Co.                                                                 1,035
             272      PPL Corp.                                                                                     7,997
             202      Progress Energy, Inc.                                                                         7,985
             368      Public Service Enterprise Group, Inc.                                                        11,655
             124      Questar Corp.                                                                                 4,186
             244      RRI Energy, Inc. (a)                                                                          1,449
              79      SCANA Corp.                                                                                   2,740
             163      Sempra Energy                                                                                 8,178
              20      South Jersey Industries, Inc.                                                                   693
             562      Southern Co.                                                                                 17,534
              29      Southwest Gas Corp.                                                                             706
             143      TECO Energy, Inc.                                                                             1,905
              78      UGI Corp.                                                                                     1,990
              16      UIL Holdings Corp.                                                                              415
              23      Unisource Energy Corp.                                                                          673
              59      Vectren Corp.                                                                                 1,366
              78      Westar Energy, Inc.                                                                           1,601
              34      WGL Holdings, Inc.                                                                            1,122
              85      Wisconsin Energy Corp.                                                                        3,865
             327      Xcel Energy, Inc.                                                                             6,458
                                                                                                  ------------------------
                                                                                                                  305,414
                                                                                                  ------------------------

                      TOTAL COMMON STOCK - 99.0%
                      (Cost $3,664,379)                                                                         2,762,546
                                                                                                  ------------------------

                      EXCHANGE-TRADED FUNDS - 0.9%
             255      SPDR Trust Series 1
                      (Cost $22,822)                                                                               26,150
                                                                                                  ------------------------

                      TOTAL INVESTMENTS - 99.9%
                      (Cost $3,687,201)                                                                         2,788,696
                      Other Assets in Excess of Liabilities   - 0.1%                                                3,309
                                                                                                  ------------------------
                      NET ASSETS - 100.0%                                                                     $ 2,792,005
                                                                                                  ========================

Ltd. - Limited
NV -   Legal Entity
PLC -  Public Limited Company
REIT - Real Estate Investment Trust

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                         Country Allocation*
--------------------------------------------------------------------------------
United States                                                             95.5%
Netherlands Antilles                                                       1.7%
Switzerland                                                                1.6%
Ireland                                                                    0.4%
Bermuda                                                                    0.4%
Canada                                                                     0.2%
Panama                                                                     0.1%
Netherlands                                                                0.1%
Cayman Islands                                                           0.0%**
--------------------------------------------------------------------------------

* Subject to change daily.  Based on total investments.

** Less than 0.1%

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the year ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                          Level 1              Level 2              Level 3               Total
---------------------------------------------    -----------------    -----------------    -----------------    -----------------
(value in $000s)
Assets:
Common Stocks:
    Consumer Discretionary                                $   133                  $ -                  $ -              $   133
    Consumer Staples                                          588                    -                    -                  588
    Energy                                                    864                    -                    -                  864
    Financials                                                 10                    -                    -                   10
    Health Care                                                 2                    -                    -                    2
    Industrials                                               542                    -                    -                  542
    Information Technology                                     32                    -                    -                   32
    Materials                                                 286                    -                    -                  286
    Utilities                                                 306                    -                    -                  306
Exchange-Traded Funds                                          26                    -                    -                   26
                                                 -----------------    -----------------    -----------------    -----------------
Total                                                     $ 2,789                  $ -                  $ -              $ 2,789
                                                 =================    =================    =================    =================


MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES    DESCRIPTION                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS  - 99.2%
                    CONSUMER DISCRETIONARY - 13.1%
              29    99 Cents Only Stores (a)                                                                 $      394
              25    Aaron's, Inc.                                                                                   652
              47    Abercrombie & Fitch Co. - Class A                                                             1,518
              52    Advance Auto Parts, Inc.                                                                      2,200
              42    Aeropostale, Inc. (a)                                                                         1,644
             170    Amazon.com, Inc. (a)                                                                         13,802
             102    American Eagle Outfitters, Inc.                                                               1,377
               7    American Public Education, Inc. (a)                                                             242
              13    Ameristar Casinos, Inc.                                                                         216
              38    AnnTaylor Stores Corp. (a)                                                                      535
              78    Apollo Group, Inc. - Class A (a)                                                              5,056
              16    Arbitron, Inc.                                                                                  293
              62    AutoNation, Inc. (a)                                                                          1,177
              19    AutoZone, Inc. (a)                                                                            2,798
              26    Bally Technologies, Inc. (a)                                                                  1,051
              29    Barnes & Noble, Inc.                                                                            600
              13    Bebe Stores, Inc.                                                                                99
             150    Bed Bath & Beyond, Inc. (a)                                                                   5,472
             187    Best Buy Co., Inc.                                                                            6,784
              46    Big Lots, Inc. (a)                                                                            1,169
              20    Bob Evans Farms, Inc.                                                                           537
              31    Boyd Gaming Corp. (a)                                                                           319
              62    Brinker International, Inc.                                                                     903
              25    Brink's Home Security Holdings, Inc. (a)                                                        782
              12    Buckle, Inc. (The)                                                                              317
               9    Buffalo Wild Wings, Inc. (a)                                                                    371
              53    Burger King Holdings, Inc.                                                                      950
              24    Cabela's, Inc. (a)                                                                              385
               6    Capella Education Co. (a)                                                                       380
              51    Career Education Corp. (a)                                                                    1,211
             117    Carmax, Inc. (a)                                                                              2,025
             232    Carnival Corp. (Panama)                                                                       6,786
              18    CEC Entertainment, Inc. (a)                                                                     482
              37    Cheesecake Factory, Inc. (a)                                                                    680
              95    Chico's FAS, Inc. (a)                                                                         1,209
              13    Children's Place Retail Stores, Inc. (The) (a)                                                  394
               8    Chipotle Mexican Grill, Inc. - Class A (a)                                                      671
              10    Chipotle Mexican Grill, Inc. - Class B (a)                                                      744
              20    Choice Hotels International, Inc.                                                               590
              14    Coinstar, Inc. (a)                                                                              462
              36    Collective Brands, Inc. (a)                                                                     570
              47    Corinthian Colleges, Inc. (a)                                                                   901
              14    Cracker Barrel Old Country Store, Inc.                                                          398
              70    Darden Restaurants, Inc.                                                                      2,305
              33    DeVry, Inc.                                                                                   1,686
              46    Dick's Sporting Goods, Inc. (a)                                                               1,031
              53    Dollar Tree, Inc. (a)                                                                         2,647
             148    DR Horton, Inc.                                                                               1,985
              25    Dress Barn, Inc. (a)                                                                            406
             115    Expedia, Inc. (a)                                                                             2,651
              78    Family Dollar Stores, Inc.                                                                    2,362
              85    Foot Locker, Inc.                                                                               906
              84    GameStop Corp. - Class A (a)                                                                  1,999
             298    Gap, Inc. (The)                                                                               5,856
              22    Gaylord Entertainment Co. (a)                                                                   447
              92    Genuine Parts Co.                                                                             3,408
              18    Gymboree Corp. (a)                                                                              806
             190    H&R Block, Inc.                                                                               3,283
              52    Hanesbrands, Inc. (a)                                                                         1,095
              16    Helen of Troy Ltd. (Bermuda) (a)                                                                346
              17    Hibbett Sports, Inc. (a)                                                                        299
             948    Home Depot, Inc.                                                                             25,871
              19    Interactive Data Corp.                                                                          441
             173    International Game Technology                                                                 3,619
             254    Interpublic Group of Cos., Inc. (a)                                                           1,598
              22    ITT Educational Services, Inc. (a)                                                            2,310
              33    J Crew Group, Inc. (a)                                                                        1,125
              34    Jack in the Box, Inc. (a)                                                                       693
             107    JC Penney Co., Inc.                                                                           3,214
              42    KB Home                                                                                         765
             158    Kohl's Corp. (a)                                                                              8,151
              38    Lamar Advertising Co. - Class A (a)                                                             870
             238    Las Vegas Sands Corp. (a)                                                                     3,394
              68    Lennar Corp. - Class A                                                                        1,030
               6    Lennar Corp. - Class B                                                                           71
             151    Limited Brands, Inc.                                                                          2,253
             816    Lowe's Cos., Inc.                                                                            17,544
             238    Macy's, Inc.                                                                                  3,694
             169    Marriott International, Inc. - Class A                                                        4,030
             622    McDonald's Corp.                                                                             34,981
              19    MDC Holdings, Inc.                                                                              712
              27    Men's Wearhouse, Inc.                                                                           702
             132    MGM Mirage (a)                                                                                1,118
              28    NetFlix, Inc. (a)                                                                             1,222
              98    Nordstrom, Inc.                                                                               2,748
               3    NVR, Inc. (a)                                                                                 2,026
             151    Office Depot, Inc. (a)                                                                          788
              40    OfficeMax, Inc.                                                                                 452
             173    Omnicom Group, Inc.                                                                           6,283
              75    O'Reilly Automotive, Inc. (a)                                                                 2,871
              17    Panera Bread Co. - Class A (a)                                                                  888
              12    Papa John's International, Inc. (a)                                                             280
              41    Penn National Gaming, Inc. (a)                                                                1,198
              22    Penske Auto Group, Inc.                                                                         389
              74    PetSmart, Inc.                                                                                1,547
              14    PF Chang's China Bistro, Inc. (a)                                                               447
              23    priceline.com, Inc. (a)                                                                       3,542
             178    Pulte Homes, Inc.                                                                             2,280
              74    RadioShack Corp.                                                                              1,120
              25    Regis Corp.                                                                                     405
              38    Rent-A-Center, Inc. (a)                                                                         750
              75    Ross Stores, Inc.                                                                             3,498
              77    Royal Caribbean Cruises, Ltd. (Liberia)                                                       1,469
              23    Ryland Group, Inc.                                                                              527
              66    Saks, Inc. (a)                                                                                  403
              46    Sally Beauty Holdings, Inc. (a)                                                                 327
              38    Scientific Games Corp. - Class A (a)                                                            586
              34    Sears Holdings Corp. (a)                                                                      2,157
             160    Service Corp. International                                                                   1,133
              36    Sonic Corp. (a)                                                                                 411
              36    Sotheby's                                                                                       571
             395    Staples, Inc.                                                                                 8,536
             410    Starbucks Corp. (a)                                                                           7,786
              98    Starwood Hotels & Resorts Worldwide, Inc.                                                     2,918
               8    Strayer Education, Inc.                                                                       1,689
               6    Systemax, Inc. (a)                                                                               80
             382    Target Corp.                                                                                 17,954
              43    Tempur-Pedic International, Inc.                                                                636
              30    Texas Roadhouse, Inc. - Class A (a)                                                             306
             238    TJX Cos., Inc.                                                                                8,556
              73    Toll Brothers, Inc. (a)                                                                       1,660
              19    Tractor Supply Co. (a)                                                                          894
              16    Ulta Salon Cosmetics & Fragrance, Inc. (a)                                                      184
               8    Unifirst Corp.                                                                                  319
              64    Urban Outfitters, Inc. (a)                                                                    1,820
              17    Vail Resorts, Inc. (a)                                                                          563
              20    Weight Watchers International, Inc.                                                             549
              48    Williams-Sonoma, Inc.                                                                           918
              24    WMS Industries, Inc. (a)                                                                      1,016
              99    Wyndham Worldwide Corp.                                                                       1,500
              42    Wynn Resorts, Ltd. (a)                                                                        2,273
             258    Yum! Brands, Inc.                                                                             8,837
                                                                                                      ------------------
                                                                                                                330,162
                                                                                                      ------------------

                    CONSUMER STAPLES - 6.1%
              35    BJ's Wholesale Club, Inc. (a)                                                                 1,141
              27    Casey's General Stores, Inc.                                                                    749
               8    Chattem, Inc. (a)                                                                               490
             242    Costco Wholesale Corp.                                                                       12,337
             799    CVS Caremark Corp.                                                                           29,978
             340    Kroger Co. (The)                                                                              7,341
              33    NBTY, Inc. (a)                                                                                1,223
              28    Nu Skin Enterprises, Inc. - Class A                                                             483
               7    Pricesmart, Inc.                                                                                124
              24    Ruddick Corp.                                                                                   637
             244    Safeway, Inc.                                                                                 4,648
             118    SUPERVALU, Inc.                                                                               1,693
             324    Sysco Corp.                                                                                   8,259
              21    United Natural Foods, Inc. (a)                                                                  567
             553    Walgreen Co.                                                                                 18,736
           1,233    Wal-Mart Stores, Inc.                                                                        62,723
               6    Weis Markets, Inc.                                                                              187
              76    Whole Foods Market, Inc. (a)                                                                  2,210
              29    Winn-Dixie Stores, Inc. (a)                                                                     399
                                                                                                      ------------------
                                                                                                                153,925
                                                                                                      ------------------

                    ENERGY - 0.1%
              20    General Maritime Corp. (Marshall Islands)                                                       159
              13    Hornbeck Offshore Services, Inc. (a)                                                            287
              16    Overseas Shipholding Group, Inc.                                                                566
              26    Ship Finance International, Ltd. (Bermuda)                                                      329
                                                                                                      ------------------
                                                                                                                  1,341
                                                                                                      ------------------
                    FINANCIALS - 34.5%
              16    Acadia Realty Trust - REIT                                                                      245
              23    Affiliated Managers Group, Inc. (a)                                                           1,503
             260    Aflac, Inc.                                                                                  10,561
               1    Alexander's, Inc. - REIT                                                                        283
              18    Alexandria Real Estate Equities, Inc. - REIT                                                  1,003
               3    Alleghany Corp. (a)                                                                             833
              20    Allied World Assurance Co. Holdings, Ltd. (Bermuda)                                             927
             303    Allstate Corp. (The)                                                                          8,905
              80    AMB Property Corp. - REIT                                                                     1,826
              22    American Campus Communities, Inc. - REIT                                                        572
             571    American Express Co.                                                                         19,311
              38    American Financial Group, Inc.                                                                  975
              65    American International Group, Inc.                                                            2,946
               9    American National Insurance Co.                                                                 777
              64    AmeriCredit Corp. (a)                                                                         1,105
             119    Ameriprise Financial, Inc.                                                                    3,573
              14    Amtrust Financial Services, Inc.                                                                177
             292    Annaly Capital Management, Inc. - REIT                                                        5,063
              56    Anworth Mortgage Asset Corp. - REIT                                                             419
             131    AON Corp.                                                                                     5,471
              62    Apartment Investment & Management Co. - Class A - REIT                                          754
              30    Arch Capital Group, Ltd. (Bermuda) (a)                                                        1,949
              19    Argo Group International Holdings, Ltd. (Bermuda) (a)                                           671
              54    Arthur J Gallagher & Co.                                                                      1,284
              41    Aspen Insurance Holdings, Ltd. (Bermuda)                                                      1,041
              65    Associated Banc-Corp.                                                                           674
              66    Assurant, Inc.                                                                                1,977
              34    Assured Guaranty, Ltd. (Bermuda)                                                                677
              48    Astoria Financial Corp.                                                                         494
              44    AvalonBay Communities, Inc. - REIT                                                            2,835
              77    Axis Capital Holdings, Ltd. (Bermuda)                                                         2,347
               4    Bancfirst Corp.                                                                                 146
              42    Bancorpsouth, Inc.                                                                              966
              27    Bank Mutual Corp.                                                                               237
           4,225    Bank of America Corp.                                                                        74,318
              27    Bank of Hawaii Corp.                                                                          1,065
             658    Bank of New York Mellon Corp. (The)                                                          19,483
             349    BB&T Corp.                                                                                    9,751
              22    Beneficial Mutual Bancorp, Inc. (a)                                                             196
              36    BioMed Realty Trust, Inc. - REIT                                                                485
              11    BlackRock, Inc.                                                                               2,195
              12    BOK Financial Corp.                                                                             543
              75    Boston Properties, Inc. - REIT                                                                4,543
              47    Brandywine Realty Trust - REIT                                                                  499
              28    BRE Properties, Inc. - REIT                                                                     791
              33    Brookline Bancorp, Inc.                                                                         345
              62    Brown & Brown, Inc.                                                                           1,232
              31    Camden Property Trust - REIT                                                                  1,138
             249    Capital One Financial Corp.                                                                   9,285
             126    CapitalSource, Inc.                                                                             522
              12    Capitol Federal Financial                                                                       386
              33    Capstead Mortgage Corp. - REIT                                                                  450
              16    Cash America International, Inc.                                                                448
              24    Cathay General Bancorp                                                                          222
             110    CB Richard Ellis Group, Inc. - Class A (a)                                                    1,302
              37    CBL & Associates Properties, Inc. - REIT                                                        347
             527    Charles Schwab Corp. (The)                                                                    9,518
              12    Chemical Financial Corp.                                                                        251
             333    Chimera Investment Corp. - REIT                                                               1,265
             196    Chubb Corp.                                                                                   9,680
              88    Cincinnati Financial Corp.                                                                    2,263
           6,208    Citigroup, Inc.                                                                              31,040
               9    City Holding Co.                                                                                287
              22    City National Corp.                                                                             869
              37    CME Group, Inc.                                                                              10,768
              16    CNA Financial Corp.                                                                             391
               9    CNA Surety Corp. (a)                                                                            143
               9    Cohen & Steers, Inc.                                                                            177
              85    Comerica, Inc.                                                                                2,267
              34    Commerce Bancshares, Inc.                                                                     1,249
              16    Community Bank System, Inc.                                                                     285
              25    Corporate Office Properties Trust - REIT                                                        922
              22    Cousins Properties, Inc. - REIT                                                                 182
              32    Cullen/Frost Bankers, Inc.                                                                    1,577
              36    CVB Financial Corp.                                                                             252
              91    DCT Industrial Trust, Inc. - REIT                                                               480
              24    Delphi Financial Group, Inc. - Class A                                                          561
              73    Developers Diversified Realty Corp. - REIT                                                      572
              52    DiamondRock Hospitality Co. - REIT                                                              356
              37    Digital Realty Trust, Inc. - REIT                                                             1,612
             292    Discover Financial Services                                                                   4,015
              61    Douglas Emmett, Inc. - REIT                                                                     739
              91    Duke Realty Corp. - REIT                                                                      1,048
             232    E*Trade Financial Corp. (a)                                                                     408
              31    East West Bancorp, Inc.                                                                         286
              13    EastGroup Properties, Inc. - REIT                                                               489
              68    Eaton Vance Corp.                                                                             1,943
              29    Employers Holdings, Inc.                                                                        430
              32    Endurance Specialty Holdings, Ltd. (Bermuda)                                                  1,103
              14    Entertainment Properties Trust - REIT                                                           439
              12    Equity Lifestyle Properties, Inc. - REIT                                                        483
              20    Equity One, Inc. - REIT                                                                         315
             149    Equity Residential - REIT                                                                     4,069
              18    Erie Indemnity Co. - Class A                                                                    696
              14    Essex Property Trust, Inc. - REIT                                                             1,045
              32    Everest Re Group, Ltd. (Bermuda)                                                              2,698
              35    Extra Space Storage, Inc. - REIT                                                                347
              21    Ezcorp, Inc. - Class A (a)                                                                      281
              31    Federal Realty Investment Trust - REIT                                                        1,933
              54    Federated Investors, Inc. - Class B                                                           1,418
             118    Fidelity National Financial, Inc. - Class A                                                   1,772
             296    Fifth Third Bancorp                                                                           3,238
              15    Financial Federal Corp.                                                                         351
              47    First American Corp.                                                                          1,481
               3    First Citizens BancShares, Inc. - Class A                                                       415
              36    First Commonwealth Financial Corp.                                                              222
              10    First Financial Bankshares, Inc.                                                                498
             111    First Horizon National Corp. (a)                                                              1,485
              27    First Midwest Bancorp, Inc.                                                                     277
              58    First Niagara Financial Group, Inc.                                                             759
              41    FirstMerit Corp.                                                                                737
              48    FNB Corp.                                                                                       340
              35    Forest City Enterprises, Inc. - Class A                                                         324
              91    Franklin Resources, Inc.                                                                      8,493
              35    Franklin Street Properties Corp. - REIT                                                         497
              94    Fulton Financial Corp.                                                                          690
             241    Genworth Financial, Inc. - Class A                                                            2,545
              28    Glacier Bancorp, Inc.                                                                           417
             111    GLG Partners, Inc.                                                                              438
             236    Goldman Sachs Group, Inc. (The)                                                              39,049
               6    Greenhill & Co., Inc.                                                                           475
              15    Hancock Holding Co.                                                                             575
              28    Hanover Insurance Group, Inc. (The)                                                           1,145
               8    Harleysville Group, Inc.                                                                        259
             209    Hartford Financial Services Group, Inc.                                                       4,957
              20    Hatteras Financial Corp. - REIT                                                                 598
              61    HCC Insurance Holdings, Inc.                                                                  1,613
             140    HCP, Inc. - REIT                                                                              3,987
              57    Health Care REIT, Inc. - REIT                                                                 2,434
              26    Healthcare Realty Trust, Inc. - REIT                                                            563
              31    Highwoods Properties, Inc. - REIT                                                               910
              26    Hilltop Holdings, Inc. (a)                                                                      319
               9    Home Bancshares, Inc.                                                                           182
              18    Home Properties, Inc. - REIT                                                                    683
              51    Hospitality Properties Trust - REIT                                                             929
             286    Host Hotels & Resorts, Inc. - REIT                                                            2,851
             114    HRPT Properties Trust - REIT                                                                    739
             275    Hudson City Bancorp, Inc.                                                                     3,608
             299    Huntington Bancshares, Inc.                                                                   1,363
               6    IBERIABANK Corp.                                                                                291
              11    Infinity Property & Casualty Corp.                                                              484
              32    Inland Real Estate Corp. - REIT                                                                 268
              24    Interactive Brokers Group, Inc. - Class A (a)                                                   456
              41    IntercontinentalExchange, Inc. (a)                                                            3,846
              29    International Bancshares Corp.                                                                  448
              24    Investment Technology Group, Inc. (a)                                                           591
              25    Investors Bancorp, Inc. (a)                                                                     231
              33    Investors Real Estate Trust - REIT                                                              306
              26    IPC Holdings, Ltd. (Bermuda)                                                                    843
              94    Janus Capital Group, Inc.                                                                     1,196
              59    Jefferies Group, Inc.                                                                         1,396
              20    Jones Lang LaSalle, Inc.                                                                        938
           2,053    JPMorgan Chase & Co.                                                                         89,223
              16    KBW, Inc. (a)                                                                                   458
              12    Kearny Financial Corp.                                                                          131
             389    Keycorp                                                                                       2,591
              18    Kilroy Realty Corp. - REIT                                                                      499
             207    Kimco Realty Corp. - REIT                                                                     2,598
              57    Knight Capital Group, Inc. - Class A (a)                                                      1,147
              22    LaSalle Hotel Properties - REIT                                                                 364
              79    Legg Mason, Inc.                                                                              2,272
              36    Lexington Realty Trust - REIT                                                                   168
              50    Liberty Property Trust - REIT                                                                 1,639
             147    Lincoln National Corp.                                                                        3,710
             199    Loews Corp.                                                                                   6,796
              42    M&T Bank Corp.                                                                                2,594
              40    Macerich Co. (The) - REIT                                                                     1,146
              37    Mack-Cali Realty Corp. - REIT                                                                 1,185
               5    Markel Corp. (a)                                                                              1,644
             286    Marsh & McLennan Cos., Inc.                                                                   6,732
             143    Marshall & Ilsley Corp.                                                                       1,018
              26    Max Capital Group Ltd. (Bermuda)                                                                532
              20    MB Financial, Inc.                                                                              277
             130    MBIA, Inc. (a)                                                                                  874
              14    Mercury General Corp.                                                                           520
             319    MetLife, Inc.                                                                                12,045
              53    MF Global, Ltd. (Bermuda) (a)                                                                   379
             128    MFA Financial, Inc. - REIT                                                                    1,014
              67    MGIC Investment Corp.                                                                           545
              14    Mid-America Apartment Communities, Inc. - REIT                                                  613
             106    Moody's Corp.                                                                                 2,887
             668    Morgan Stanley                                                                               19,345
              90    Nasdaq OMX Group (The) (a)                                                                    1,976
              14    National Health Investors, Inc. - REIT                                                          463
              39    National Penn Bancshares, Inc.                                                                  218
              36    National Retail Properties, Inc. - REIT                                                         739
              60    Nationwide Health Properties, Inc. - REIT                                                     1,913
               7    Navigators Group, Inc. (a)                                                                      363
              19    NBT Bancorp, Inc.                                                                               429
             192    New York Community Bancorp, Inc.                                                              2,043
              57    NewAlliance Bancshares, Inc.                                                                    670
             125    Northern Trust Corp.                                                                          7,308
              11    Northwest Bancorp, Inc.                                                                         226
             143    NYSE Euronext                                                                                 4,053
              15    Odyssey Re Holdings Corp.                                                                       760
              36    Old National Bancorp                                                                            383
             126    Old Republic International Corp.                                                              1,501
              36    Omega Healthcare Investors, Inc. - REIT                                                         609
              25    optionsXpress Holdings, Inc.                                                                    416
              15    PacWest Bancorp                                                                                 296
               6    Park National Corp.                                                                             359
              31    PartnerRe, Ltd. (Bermuda)                                                                     2,291
              93    People's United Financial, Inc.                                                               1,494
              29    PHH Corp. (a)                                                                                   617
               7    Pico Holdings, Inc. (a)                                                                         232
              13    Pinnacle Financial Partners, Inc. (a)                                                           196
              10    Piper Jaffray Cos. (a)                                                                          507
              31    Platinum Underwriters Holdings, Ltd. (Bermuda)                                                1,124
             245    PNC Financial Services Group, Inc.                                                           10,435
               9    Portfolio Recovery Associates, Inc. (a)                                                         395
              23    Post Properties, Inc. - REIT                                                                    392
              21    Potlatch Corp. - REIT                                                                           611
             162    Principal Financial Group, Inc.                                                               4,601
              12    PrivateBancorp, Inc.                                                                            289
              17    ProAssurance Corp. (a)                                                                          893
             355    Progressive Corp. (The)                                                                       5,865
             233    Prologis - REIT                                                                               2,591
              24    Prosperity Bancshares, Inc.                                                                     829
              38    Protective Life Corp.                                                                           819
              34    Provident Financial Services, Inc.                                                              375
             238    Prudential Financial, Inc.                                                                   12,038
               9    PS Business Parks, Inc. - REIT                                                                  476
              72    Public Storage - REIT                                                                         5,080
              52    Raymond James Financial, Inc.                                                                 1,183
              55    Realty Income Corp. - REIT                                                                    1,405
              28    Redwood Trust, Inc. - REIT                                                                      449
              38    Regency Centers Corp. - REIT                                                                  1,275
             607    Regions Financial Corp.                                                                       3,557
              40    Reinsurance Group of America, Inc.                                                            1,722
              36    RenaissanceRe Holdings, Ltd. (Bermuda)                                                        1,960
              17    Riskmetrics Group, Inc. (a)                                                                     265
              11    RLI Corp.                                                                                       583
              14    S&T Bancorp, Inc.                                                                               194
               9    Safety Insurance Group, Inc.                                                                    289
               6    Saul Centers, Inc. - REIT                                                                       196
              78    SEI Investments Co.                                                                           1,438
              30    Selective Insurance Group                                                                       511
              66    Senior Housing Properties Trust - REIT                                                        1,324
              16    Signature Bank (a)                                                                              486
             154    Simon Property Group, Inc. - REIT                                                             9,797
              32    SL Green Realty Corp. - REIT                                                                  1,129
             262    SLM Corp. (a)                                                                                 2,332
              11    Sovran Self Storage, Inc. - REIT                                                                323
              51    St. Joe Co. (The) (a)                                                                         1,673
              29    StanCorp Financial Group, Inc.                                                                1,098
               8    State Auto Financial Corp.                                                                      137
             267    State Street Corp.                                                                           14,012
              40    Sterling Bancshares, Inc.                                                                       318
              14    Stifel Financial Corp. (a)                                                                      788
               2    Student Loan Corp. (The)                                                                         98
             255    SunTrust Banks, Inc.                                                                          5,959
              47    Susquehanna Bancshares, Inc.                                                                    274
              19    SVB Financial Group (a)                                                                         755
             152    Synovus Financial Corp.                                                                         562
             145    T Rowe Price Group, Inc.                                                                      6,571
              17    Tanger Factory Outlet Centers - REIT                                                            640
              29    Taubman Centers, Inc. - REIT                                                                    918
              67    TCF Financial Corp.                                                                             922
             131    TD Ameritrade Holding Corp. (a)                                                               2,520
              55    TFS Financial Corp.                                                                             627
              52    Torchmark Corp.                                                                               2,216
              20    Tower Group, Inc.                                                                               480
              31    Transatlantic Holdings, Inc.                                                                  1,515
             326    Travelers Cos., Inc. (The)                                                                   16,437
              40    Trustco Bank Corp.                                                                              249
              28    Trustmark Corp.                                                                                 533
              79    UDR, Inc. - REIT                                                                              1,010
              17    UMB Financial Corp.                                                                             681
              34    Umpqua Holdings Corp.                                                                           351
              24    United Bankshares, Inc.                                                                         471
              12    United Fire & Casualty Co.                                                                      240
              26    Unitrin, Inc.                                                                                   492
             197    Unum Group                                                                                    4,438
             962    US Bancorp                                                                                   21,760
              18    Validus Holdings, Ltd. (Bermuda)                                                                462
              72    Valley National Bancorp                                                                         840
              77    Ventas, Inc. - REIT                                                                           3,019
              91    Vornado Realty Trust - REIT                                                                   5,234
              46    Waddell & Reed Financial, Inc. - Class A                                                      1,220
              47    Washington Federal, Inc.                                                                        697
              25    Washington Real Estate Investment Trust - REIT                                                  674
              43    Weingarten Realty Investors  - REIT                                                             854
           2,484    Wells Fargo & Co.                                                                            68,360
              14    WesBanco, Inc.                                                                                  206
              16    Westamerica Bancorporation                                                                      823
               4    White Mountains Insurance Group, Ltd. (Bermuda)                                               1,248
              36    Whitney Holding Corp.                                                                           324
              37    Wilmington Trust Corp.                                                                          519
              13    Wintrust Financial Corp.                                                                        360
              79    WR Berkley Corp.                                                                              2,018
             176    XL Capital, Ltd. - Class A (Cayman Islands)                                                   3,054
              20    Zenith National Insurance Corp.                                                                 539
              59    Zions Bancorporation                                                                          1,043
                                                                                                      ------------------
                                                                                                                869,215
                                                                                                      ------------------
                    HEALTH CARE - 30.9%
             859    Abbott Laboratories                                                                          38,853
               5    Abraxis Bioscience, Inc. (a)                                                                    135
              20    Acorda Therapeutics, Inc. (a)                                                                   452
             254    Aetna, Inc.                                                                                   7,239
              40    Alexion Pharmaceuticals, Inc. (a)                                                             1,806
              32    Align Technology, Inc. (a)                                                                      429
              55    Alkermes, Inc. (a)                                                                              498
             173    Allergan, Inc.                                                                                9,674
              16    Alnylam Pharmaceuticals, Inc. (a)                                                               357
               9    AMAG Pharmaceuticals, Inc. (a)                                                                  369
              14    Amedisys, Inc. (a)                                                                              623
              40    American Medical Systems Holdings, Inc. (a)                                                     610
              28    AMERIGROUP Corp. (a)                                                                            662
             168    AmerisourceBergen Corp.                                                                       3,580
             557    Amgen, Inc. (a)                                                                              33,275
              16    Amsurg Corp. (a)                                                                                325
              71    Amylin Pharmaceuticals, Inc. (a)                                                                895
               8    Analogic Corp.                                                                                  284
              12    athenahealth, Inc. (a)                                                                          483
              17    Auxilium Pharmaceuticals, Inc. (a)                                                              489
             343    Baxter International, Inc.                                                                   19,524
              34    Beckman Coulter, Inc.                                                                         2,302
             125    Becton Dickinson & Co.                                                                        8,703
             167    Biogen Idec, Inc. (a)                                                                         8,385
              52    BioMarin Pharmaceutical, Inc. (a)                                                               856
              10    Bio-Rad Laboratories, Inc. - Class A (a)                                                        863
             830    Boston Scientific Corp. (a)                                                                   9,752
           1,098    Bristol-Myers Squibb Co.                                                                     24,299
              28    Brookdale Senior Living, Inc.                                                                   445
              28    Bruker Corp. (a)                                                                                284
             202    Cardinal Health, Inc.                                                                         6,985
              18    Catalyst Health Solutions, Inc. (a)                                                             514
              42    Celera Corp. (a)                                                                                275
             254    Celgene Corp. (a)                                                                            13,251
              24    Centene Corp. (a)                                                                               415
              36    Cephalon, Inc. (a)                                                                            2,049
              30    Cepheid, Inc. (a)                                                                               360
              36    Charles River Laboratories International, Inc. (a)                                            1,242
              14    Chemed Corp.                                                                                    610
             156    Cigna Corp.                                                                                   4,591
              52    Community Health Systems, Inc. (a)                                                            1,600
              24    Cooper Cos., Inc. (The)                                                                         656
              35    Covance, Inc. (a)                                                                             1,859
              85    Coventry Health Care, Inc. (a)                                                                1,856
             281    Covidien PLC (Ireland)                                                                       11,119
              57    CR Bard, Inc.                                                                                 4,593
              30    Cubist Pharmaceuticals, Inc. (a)                                                                620
              57    DaVita, Inc. (a)                                                                              2,947
              63    Dendreon Corp. (a)                                                                            1,472
              77    DENTSPLY International, Inc.                                                                  2,596
              10    Dionex Corp. (a)                                                                                601
              32    Edwards Lifesciences Corp. (a)                                                                1,980
             540    Eli Lilly & Co.                                                                              18,068
              13    Emeritus Corp. (a)                                                                              234
              60    Endo Pharmaceuticals Holdings, Inc. (a)                                                       1,354
              35    ev3, Inc. (a)                                                                                   446
             126    Express Scripts, Inc. (a)                                                                     9,100
             171    Forest Laboratories, Inc. (a)                                                                 5,005
               8    Genomic Health, Inc. (a)                                                                        160
              28    Gen-Probe, Inc. (a)                                                                           1,079
              16    Gentiva Health Services, Inc. (a)                                                               353
             151    Genzyme Corp. (a)                                                                             8,412
             508    Gilead Sciences, Inc. (a)                                                                    22,890
              13    Greatbatch, Inc. (a)                                                                            280
              14    Haemonetics Corp. (a)                                                                           737
             131    Health Management Associates, Inc. - Class A (a)                                                905
              61    Health Net, Inc. (a)                                                                            935
              43    Healthsouth Corp. (a)                                                                           671
              24    Healthspring, Inc. (a)                                                                          318
              48    Henry Schein, Inc. (a)                                                                        2,543
              32    Hill-Rom Holdings, Inc.                                                                         656
              55    HLTH Corp. (a)                                                                                  798
              14    HMS Holdings Corp. (a)                                                                          527
             140    Hologic, Inc. (a)                                                                             2,303
              85    Hospira, Inc. (a)                                                                             3,323
              95    Humana, Inc. (a)                                                                              3,392
              34    Idexx Laboratories, Inc. (a)                                                                  1,726
              66    Illumina, Inc. (a)                                                                            2,328
              37    Immucor, Inc. (a)                                                                               669
             106    IMS Health, Inc.                                                                              1,469
              10    Integra LifeSciences Holdings Corp. (a)                                                         338
              14    InterMune, Inc. (a)                                                                             213
              22    Intuitive Surgical, Inc. (a)                                                                  4,900
              17    Invacare Corp.                                                                                  368
              40    Inverness Medical Innovations, Inc. (a)                                                       1,424
              45    Isis Pharmaceuticals, Inc. (a)                                                                  726
           1,522    Johnson & Johnson                                                                            91,990
              18    Kindred Healthcare, Inc. (a)                                                                    257
              29    Kinetic Concepts, Inc. (a)                                                                      927
             131    King Pharmaceuticals, Inc. (a)                                                                1,360
              59    Laboratory Corp. of America Holdings (a)                                                      4,118
               5    Landauer, Inc.                                                                                  275
               8    LHC Group, Inc. (a)                                                                             196
              31    LifePoint Hospitals, Inc. (a)                                                                   779
              96    Life Technologies Corp. (a)                                                                   4,275
              46    Lincare Holdings, Inc. (a)                                                                    1,214
              22    Luminex Corp. (a)                                                                               336
              21    Magellan Health Services, Inc. (a)                                                              674
              17    Martek Biosciences Corp.                                                                        417
              23    Masimo Corp. (a)                                                                                578
             151    McKesson Corp.                                                                                8,586
              70    Medarex, Inc. (a)                                                                             1,120
             278    Medco Health Solutions, Inc. (a)                                                             15,351
              28    Medicines Co. (The) (a)                                                                         213
              30    Medicis Pharmaceutical Corp. - Class A                                                          554
              16    Medivation, Inc. (a)                                                                            405
              26    Mednax, Inc. (a)                                                                              1,354
             627    Medtronic, Inc.                                                                              24,014
           1,180    Merck & Co., Inc.                                                                            38,267
              20    Meridian Bioscience, Inc.                                                                       482
              21    Mettler-Toledo International, Inc. (a)                                                        1,835
              29    Millipore Corp. (a)                                                                           1,921
               8    Molina Healthcare, Inc. (a)                                                                     162
             166    Mylan, Inc. (a)                                                                               2,435
              52    Myriad Genetics, Inc. (a)                                                                     1,590
              52    Nektar Therapeutics (a)                                                                         431
              19    NuVasive, Inc. (a)                                                                              761
              66    Omnicare, Inc.                                                                                1,511
              30    Onyx Pharmaceuticals, Inc. (a)                                                                  962
              31    OSI Pharmaceuticals, Inc. (a)                                                                 1,036
              22    Owens & Minor, Inc.                                                                             974
              30    Parexel International Corp. (a)                                                                 385
              56    Patterson Cos., Inc. (a)                                                                      1,525
              82    PDL BioPharma, Inc.                                                                             742
              67    PerkinElmer, Inc.                                                                             1,223
              42    Perrigo Co.                                                                                   1,240
           3,709    Pfizer, Inc.                                                                                 61,940
              57    Pharmaceutical Product Development, Inc.                                                      1,146
              16    PharMerica Corp. (a)                                                                            321
              23    Phase Forward, Inc. (a)                                                                         296
              37    PSS World Medical, Inc. (a)                                                                     756
              29    Psychiatric Solutions, Inc. (a)                                                                 777
              82    Quest Diagnostics, Inc.                                                                       4,425
              35    Regeneron Pharmaceuticals, Inc. (a)                                                             796
              41    Resmed, Inc. (a)                                                                              1,882
             904    Schering-Plough Corp.                                                                        25,475
              24    Seattle Genetics, Inc. (a)                                                                      294
              58    Sepracor, Inc. (a)                                                                            1,053
              10    Sirona Dental Systems, Inc. (a)                                                                 264
             192    St. Jude Medical, Inc. (a)                                                                    7,400
              35    STERIS Corp.                                                                                  1,016
             167    Stryker Corp.                                                                                 6,924
              24    Sun Healthcare Group, Inc. (a)                                                                  198
              20    Techne Corp.                                                                                  1,233
             257    Tenet Healthcare Corp. (a)                                                                    1,198
              29    Theravance, Inc. (a)                                                                            452
             236    Thermo Fisher Scientific, Inc. (a)                                                           10,670
              26    Thoratec Corp. (a)                                                                              682
              14    United Therapeutics Corp. (a)                                                                 1,281
             654    UnitedHealth Group, Inc.                                                                     18,312
              21    Universal American Corp. (a)                                                                    193
              27    Universal Health Services, Inc. - Class B                                                     1,587
              39    Valeant Pharmaceuticals International (a)                                                     1,010
              17    Varian, Inc. (a)                                                                                871
              69    Varian Medical Systems, Inc. (a)                                                              2,972
              45    VCA Antech, Inc. (a)                                                                          1,114
              90    Vertex Pharmaceuticals, Inc. (a)                                                              3,367
              44    Viropharma, Inc. (a)                                                                            352
              13    Volcano Corp. (a)                                                                               186
              47    Warner Chilcott PLC - Class A (Ireland) (a)                                                     957
              55    Waters Corp. (a)                                                                              2,765
              55    Watson Pharmaceuticals, Inc. (a)                                                              1,941
              20    WellCare Health Plans, Inc. (a)                                                                 485
             274    WellPoint, Inc. (a)                                                                          14,481
              19    Wright Medical Group, Inc. (a)                                                                  309
             745    Wyeth                                                                                        35,648
              12    XenoPort, Inc. (a)                                                                              219
             126    Zimmer Holdings, Inc. (a)                                                                     5,966
                                                                                                      ------------------
                                                                                                                776,981
                                                                                                      ------------------

                    INDUSTRIALS - 7.6%
              24    ABM Industries, Inc.                                                                            538
              14    Administaff, Inc.                                                                               338
              52    Aecom Technology Corp. (a)                                                                    1,425
              66    Airtran Holdings, Inc. (a)                                                                      439
              23    Alaska Air Group, Inc. (a)                                                                      580
              23    Alexander & Baldwin, Inc.                                                                       660
               8    Allegiant Travel Co. (a)                                                                        313
               4    Amerco, Inc. (a)                                                                                182
               5    American Science & Engineering, Inc.                                                            308
             157    AMR Corp. (a)                                                                                   857
              12    Arkansas Best Corp.                                                                             383
              25    Beacon Roofing Supply, Inc. (a)                                                                 420
              22    Brink's Co. (The)                                                                               580
             152    Burlington Northern Santa Fe Corp.                                                           12,619
              28    CBIZ, Inc. (a)                                                                                  200
              93    CH Robinson Worldwide, Inc.                                                                   5,232
              74    Cintas Corp.                                                                                  2,031
               9    Clean Harbors, Inc. (a)                                                                         531
              52    Continental Airlines, Inc. - Class B (a)                                                        690
              25    Con-way, Inc.                                                                                 1,044
              36    Copart, Inc. (a)                                                                              1,272
              20    Corporate Executive Board Co.                                                                   481
              66    Corrections Corp. of America (a)                                                              1,309
              10    CoStar Group, Inc. (a)                                                                          380
              70    Covanta Holding Corp. (a)                                                                     1,253
             225    CSX Corp.                                                                                     9,563
             388    Delta Air Lines, Inc. (a)                                                                     2,801
              28    Deluxe Corp.                                                                                    468
              38    Donaldson Co., Inc.                                                                           1,428
              32    Dun & Bradstreet Corp.                                                                        2,337
              34    EMCOR Group, Inc. (a)                                                                           788
              43    EnergySolutions, Inc.                                                                           382
              72    Equifax, Inc.                                                                                 1,990
             116    Expeditors International of Washington, Inc.                                                  3,789
              76    Fastenal Co.                                                                                  2,751
             163    FedEx Corp.                                                                                  11,200
              98    Fluor Corp.                                                                                   5,184
              17    Forward Air Corp.                                                                               392
              28    FTI Consulting, Inc. (a)                                                                      1,219
              12    G&K Services, Inc. - Class A                                                                    282
              25    GATX Corp.                                                                                      686
              17    Genco Shipping & Trading, Ltd. (Marshall Islands)                                               329
              20    Genesee & Wyoming, Inc. - Class A (a)                                                           628
              27    Geo Group, Inc. (The) (a)                                                                       495
              19    Granite Construction, Inc.                                                                      610
              20    Healthcare Services Group, Inc.                                                                 354
              33    Heartland Express, Inc.                                                                         467
              72    Hertz Global Holdings, Inc. (a)                                                                 714
              21    HUB Group, Inc. - Class A (a)                                                                   461
              10    Huron Consulting Group, Inc. (a)                                                                188
              27    IHS, Inc. - Class A (a)                                                                       1,307
              99    Iron Mountain, Inc. (a)                                                                       2,900
              66    Jacobs Engineering Group, Inc. (a)                                                            2,903
              56    JB Hunt Transport Services, Inc.                                                              1,570
              90    JetBlue Airways Corp. (a)                                                                       523
              51    Kansas City Southern (a)                                                                      1,219
              91    KBR, Inc.                                                                                     2,061
              29    Kirby Corp. (a)                                                                               1,074
              30    Knight Transportation, Inc.                                                                     495
              23    Korn/Ferry International (a)                                                                    318
              30    Landstar System, Inc.                                                                         1,046
              10    Layne Christensen Co. (a)                                                                       258
              35    Lennox International, Inc.                                                                    1,256
              46    Manpower, Inc.                                                                                2,378
              12    Mcgrath Rentcorp                                                                                236
              63    Monster Worldwide, Inc. (a)                                                                   1,022
              56    MPS Group, Inc. (a)                                                                             552
              26    MSC Industrial Direct Co. - Class A                                                           1,027
              23    Navigant Consulting, Inc. (a)                                                                   290
             205    Norfolk Southern Corp.                                                                        9,403
              18    Old Dominion Freight Line, Inc. (a)                                                             644
              66    Pall Corp.                                                                                    1,962
              54    Pentair, Inc.                                                                                 1,530
             170    Republic Services, Inc.                                                                       4,354
              25    Resources Connection, Inc. (a)                                                                  385
              91    Robert Half International, Inc.                                                               2,392
              28    Rollins, Inc.                                                                                   500
             119    RR Donnelley & Sons Co.                                                                       2,123
              26    RSC Holdings, Inc. (a)                                                                          188
              33    Ryder System, Inc.                                                                            1,254
              35    Skywest, Inc.                                                                                   541
             403    Southwest Airlines Co.                                                                        3,297
              48    Stericycle, Inc. (a)                                                                          2,377
              31    Tetra Tech, Inc. (a)                                                                            916
              11    Tutor Perini Corp. (a)                                                                          216
              63    UAL Corp. (a)                                                                                   392
             281    Union Pacific Corp.                                                                          16,807
             384    United Parcel Service, Inc. - Class B                                                        20,529
              47    URS Corp. (a)                                                                                 2,032
              44    Waste Connections, Inc. (a)                                                                   1,203
             277    Waste Management, Inc.                                                                        8,291
              23    Watson Wyatt Worldwide, Inc. - Class A                                                        1,005
              29    Werner Enterprises, Inc.                                                                        507
              37    WW Grainger, Inc.                                                                             3,236
                                                                                                      ------------------
                                                                                                                192,090
                                                                                                      ------------------
                    INFORMATION TECHNOLOGY - 6.9%
              37    Acxiom Corp.                                                                                    337
              38    Alliance Data Systems Corp. (a)                                                               2,111
              67    Arrow Electronics, Inc. (a)                                                                   1,852
             280    Automatic Data Processing, Inc.                                                              10,738
              81    Avnet, Inc. (a)                                                                               2,159
               7    Bankrate, Inc. (a)                                                                              199
              24    Blackbaud, Inc.                                                                                 462
              14    Blackboard, Inc. (a)                                                                            482
              76    Broadridge Financial Solutions, Inc.                                                          1,582
              16    CACI International, Inc. - Class A (a)                                                          735
              21    Checkpoint Systems, Inc. (a)                                                                    350
              75    Convergys Corp. (a)                                                                             813
              38    Cybersource Corp. (a)                                                                           583
              22    Digital River, Inc. (a)                                                                         777
              23    DST Systems, Inc. (a)                                                                         1,054
             612    eBay, Inc. (a)                                                                               13,550
              19    Equinix, Inc. (a)                                                                             1,601
              25    Euronet Worldwide, Inc. (a)                                                                     591
              24    Factset Research Systems, Inc.                                                                1,321
              31    Fair Isaac Corp.                                                                                691
             105    Fidelity National Information Services, Inc.                                                  2,579
              91    Fiserv, Inc. (a)                                                                              4,391
              10    Forrester Research, Inc. (a)                                                                    235
              38    Gartner, Inc. (a)                                                                               633
              20    Genpact, Ltd. (Bermuda) (a)                                                                     253
              43    Global Payments, Inc.                                                                         1,825
             133    Google, Inc. - Class A (a)                                                                   61,402
              10    GSI Commerce, Inc. (a)                                                                          173
              47    Hewitt Associates, Inc. - Class A (a)                                                         1,693
              53    IAC/InterActiveCorp. (a)                                                                        982
              80    Ingram Micro, Inc. - Class A (a)                                                              1,341
              45    Jack Henry & Associates, Inc.                                                                 1,049
              53    Lender Processing Services, Inc.                                                              1,817
              45    Mastercard, Inc. - Class A                                                                    9,118
              12    MAXIMUS, Inc.                                                                                   500
              50    Metavante Technologies, Inc. (a)                                                              1,576
              41    Omniture, Inc. (a)                                                                              587
             185    Paychex, Inc.                                                                                 5,234
              41    Rackspace Hosting, Inc. (a)                                                                     531
              23    SRA International, Inc. - Class A (a)                                                           457
               9    SYNNEX Corp. (a)                                                                                267
               7    Syntel, Inc.                                                                                    280
              30    Tech Data Corp. (a)                                                                           1,143
              22    TeleTech Holdings, Inc. (a)                                                                     375
             102    Teradata Corp. (a)                                                                            2,747
             108    Total System Services, Inc.                                                                   1,648
              20    Tyler Technologies, Inc. (a)                                                                    305
             194    Unisys Corp. (a)                                                                                473
              54    Valueclick, Inc. (a)                                                                            554
             246    Visa, Inc. - Class A                                                                         17,491
              22    VistaPrint NV (Netherlands) (a)                                                                 912
             394    Western Union Co. (The)                                                                       7,108
              22    Wright Express Corp. (a)                                                                        693
                                                                                                      ------------------
                                                                                                                172,360
                                                                                                      ------------------
                    TELECOMMUNICATION SERVICES - 0.0%
              31    Premiere Global Services, Inc. (a)                                                              290
                                                                                                      ------------------

                    TOTAL COMMON STOCKS - 99.2%
                    (Cost $3,541,260)                                                                         2,496,364
                                                                                                      ------------------

                    TRACKING STOCKS (B) - 0.4%
                    CONSUMER DISCRETIONARY - 0.4%
              47    Liberty Media Corp. - Capital (a)                                                               897
             271    Liberty Media Corp. - Entertainment (a)                                                       7,558
             318    Liberty Media Corp. - Interactive (a)                                                         3,046
                                                                                                      ------------------
                    (Cost $13,556)                                                                               11,501
                                                                                                      ------------------

                    EXCHANGE-TRADED FUNDS - 0.3%
              65    SPDR Trust Series 1                                                                           6,666
                                                                                                      ------------------
                    (Cost $6,702)

                    MASTER LIMITED PARTNERSHIPS - 0.1%
                    FINANCIALS - 0.1%
              38    Lazard, Ltd. - Class A (Bermuda)                                                              1,477
                                                                                                      ------------------
                    (Cost $1,567)

                    TOTAL INVESTMENTS - 100.0%
                    (Cost $3,563,085)                                                                         2,516,008
                    Other Assets in excess of Liabilities - 0.0%                                                    300
                                                                                                      ------------------
                    NET ASSETS - 100.0%                                                                     $ 2,516,308
                                                                                                      ==================


Ltd. - Limited
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust


(a)  Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groups of related industries.

------------------------------------------------------------------------------
                        Country Allocation*
------------------------------------------------------------------------------
United States                                                           98.1%
Bermuda                                                                  0.9%
Ireland                                                                  0.5%
Panama                                                                   0.3%
Cayman Islands                                                           0.1%
Liberia                                                                  0.1%
Netherlands                                                              0.0%**
Marshall Islands                                                         0.0%**
------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

**   Less than 0.1%

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on September 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                        Level 1            Level 2                Level 3                   Total
-------------------------------------------    ---------------    ----------------    --------------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                             $   330                 $ -                     $ -                   $   330
   Consumer Staples                                       154                   -                       -                       154
   Energy                                                   1                   -                       -                         1
   Financials                                             869                   -                       -                       869
   Health Care                                            777                   -                       -                       777
   Industrials                                            192                   -                       -                       192
   Information Technology                                 172                   -                       -                       172
   Telecommunication Services                               0                   -                       -                         0
Tracking Stocks:
   Consumer Discretionary                                  12                   -                       -                        12
Exchange Traded Funds                                       7                   -                       -                         7
Master Limited Partnerships                                 2                   -                       -                         2
                                               ---------------    ----------------    --------------------    ----------------------
Total                                                 $ 2,516                 $ -                     $ -                   $ 2,516
                                               ===============    ================    ====================    ======================

LVL | CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

 NUMBER OF SHARES    DESCRIPTION                                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS - 99.7%
                     COMMON STOCKS  - 92.1%
                     ARGENTINA - 0.1%
              542    Petrobras Energia Participaciones SA, ADR (a)                                              $    3,594
                                                                                                   ------------------------

                     AUSTRALIA - 10.8%
            1,038    ASX Ltd.                                                                                       28,965
            2,354    Australia & New Zealand Banking Group, Ltd.                                                    42,251
            4,284    Bank of Queensland Ltd.                                                                        42,076
           33,836    Bendigo and Adelaide Bank Ltd.                                                                236,761
            4,386    Billabong International Ltd.                                                                   38,825
              984    Commonwealth Bank of Australia                                                                 38,160
            1,635    Leighton Holdings Ltd.                                                                         50,931
            1,712    National Australia Bank, Ltd.                                                                  41,105
            3,752    United Group Ltd.                                                                              46,561
           10,288    Wesfarmers, Ltd.                                                                              217,960
                                                                                                   ------------------------
                                                                                                                   783,595
                                                                                                   ------------------------
                     AUSTRIA - 0.4%
            1,084    Oesterreichische Post AG                                                                       29,167
                                                                                                   ------------------------

                     BELGIUM - 3.2%
              984    Belgacom SA                                                                                    36,940
            3,057    Mobistar SA                                                                                   196,974
                                                                                                   ------------------------
                                                                                                                   233,914
                                                                                                   ------------------------
                     BERMUDA - 2.5%
            6,236    Nordic American Tanker Shipping                                                               185,646
                                                                                                   ------------------------

                     CANADA - 1.5%
            3,963    Brookfield Properties Corp.                                                                    43,446
            1,108    Crescent Point Energy Corp.                                                                    37,026
            1,058    Manitoba Telecom Services, Inc.                                                                31,492
                                                                                                   ------------------------
                                                                                                                   111,964
                                                                                                   ------------------------
                     CHINA - 0.5%
            2,400    Hang Seng Bank Ltd.                                                                            34,093
                                                                                                   ------------------------

                     CZECH REPUBLIC - 0.6%
              228    Komercni Banka AS                                                                              43,601
                                                                                                   ------------------------

                     FINLAND - 4.9%
            1,364    Fortum OYJ                                                                                     35,664
           12,024    Orion OYJ - Class B                                                                           204,472
            1,570    Rautaruukki OYJ                                                                                36,679
            1,645    Sampo OYJ - Class A                                                                            39,423
            3,024    YIT OYJ                                                                                        43,266
                                                                                                   ------------------------
                                                                                                                   359,504
                                                                                                   ------------------------
                     FRANCE - 3.7%
              834    Bouygues SA                                                                                    41,428
              368    Ciments Francais SA                                                                            40,436
            1,641    M6-Metropole Television                                                                        37,278
            1,042    Nexity                                                                                         39,379
              412    Schneider Electric SA                                                                          38,017
              606    Total SA                                                                                       34,760
              256    Vallourec SA                                                                                   38,923
                                                                                                   ------------------------
                                                                                                                   270,221
                                                                                                   ------------------------
                     GERMANY - 5.2%
              782    BASF SE                                                                                        40,837
              670    Bilfinger Berger AG                                                                            41,421
              554    K+S AG                                                                                         28,112
            2,394    RWE AG                                                                                        221,934
            1,264    ThyssenKrupp AG                                                                                42,990
                                                                                                   ------------------------
                                                                                                                   375,294
                                                                                                   ------------------------
                     ISRAEL - 3.7%
            5,862    Cellcom Israel Ltd.                                                                           165,895
            3,122    Israel Chemicals Ltd.                                                                          34,909
            1,363    Koor Industries Ltd.                                                                           37,462
            1,815    Partner Communications Co. Ltd.                                                                34,570
                                                                                                   ------------------------
                                                                                                                   272,836
                                                                                                   ------------------------
                     ITALY - 4.5%
            4,579    Alleanza Assicurazioni SpA                                                                     37,620
            1,385    ENI SpA                                                                                        32,874
           33,641    Mediaset SpA                                                                                  221,469
            2,611    Mediobanca SpA                                                                                 35,858
                                                                                                   ------------------------
                                                                                                                   327,821
                                                                                                   ------------------------
                     NETHERLANDS - 4.0%
           23,225    Koninklijke BAM Groep NV                                                                      244,002
            1,384    Koninklijke Boskalis Westminster NV                                                            43,575
                                                                                                   ------------------------
                                                                                                                   287,577
                                                                                                   ------------------------
                     PORTUGAL - 3.3%
            4,367    Brisa Auto-Estradas de Portugal SA                                                             38,729
           19,267    Portugal Telecom SGPS SA                                                                      199,350
                                                                                                   ------------------------
                                                                                                                   238,079
                                                                                                   ------------------------
                     RUSSIA - 0.5%
              840    Mobile Telesystems OJSC, ADR                                                                   36,439
                                                                                                   ------------------------

                     SOUTH AFRICA - 3.6%
            8,037    Kumba Iron Ore Ltd.                                                                           259,502
                                                                                                   ------------------------

                     SPAIN - 10.2%
           14,999    Banco Bilbao Vizcaya Argentaria SA                                                            266,686
            5,030    Banco de Sabadell SA                                                                           37,968
            3,047    Banco Espanol de Credito SA                                                                    40,884
            3,564    Banco Popular Espanol SA                                                                       38,410
            2,587    Banco Santander SA                                                                             39,853
            1,579    Enagas                                                                                         31,191
            1,478    Repsol YPF SA                                                                                  36,693
            1,388    Telefonica SA                                                                                  35,037
           17,352    Union Fenosa SA                                                                               217,884
                                                                                                   ------------------------
                                                                                                                   744,606
                                                                                                   ------------------------
                     SWITZERLAND - 1.6%
              747    Adecco SA                                                                                      35,942
              950    Swatch Group AG (The)                                                                          40,316
              179    Zurich Financial Services AG                                                                   39,413
                                                                                                   ------------------------
                                                                                                                   115,671
                                                                                                   ------------------------
                     TAIWAN - 0.0%
              171    Chunghwa Telecom Co. Ltd., ADR                                                                  2,931
                                                                                                   ------------------------

                     TURKEY - 3.3%
           16,215    Tupras Turkiye Petrol Rafine                                                                  243,144
                                                                                                   ------------------------

                     UNITED KINGDOM - 3.3%
              713    AstraZeneca PLC                                                                                33,002
            4,160    BP PLC                                                                                         36,069
              877    GlaxoSmithKline PLC                                                                            17,195
            6,046    IMI PLC                                                                                        44,184
            3,105    Pearson PLC                                                                                    38,055
            1,311    Royal Dutch Shell PLC - Class A                                                                36,558
            2,717    Smiths Group PLC                                                                               35,514
                                                                                                   ------------------------
                                                                                                                   240,577
                                                                                                   ------------------------
                     UNITED STATES -20.7%
              866    Alexandria Real Estate Equities, Inc. - REIT                                                   48,245
            5,747    Altria Group, Inc.                                                                            105,055
            1,249    AT&T, Inc.                                                                                     32,536
            1,545    Bristol-Myers Squibb Co.                                                                       34,191
            1,389    Cincinnati Financial Corp.                                                                     35,725
              831    Consolidated Edison, Inc.                                                                      33,398
              980    DTE Energy Co.                                                                                 34,084
            1,224    EI Du Pont de Nemours & Co.                                                                    39,082
              504    Essex Property Trust, Inc. - REIT                                                              37,603
            1,846    FirstMerit Corp.                                                                               33,173
           26,386    Frontier Communications Corp.                                                                 187,604
            5,524    Home Properties, Inc. - REIT                                                                  209,746
              845    Mid-America Apartment Communities, Inc. - REIT                                                 36,994
           10,858    National Retail Properties, Inc. - REIT                                                       222,806
            1,206    Nationwide Health Properties, Inc. - REIT                                                      38,447
            2,023    Omega Healthcare Investors, Inc. - REIT                                                        34,209
           14,017    Pepco Holdings, Inc.                                                                          200,864
            2,093    Pfizer, Inc.                                                                                   34,953
            1,902    Senior Housing Properties Trust - REIT                                                         38,154
            1,050    Ventas, Inc. - REIT                                                                            41,171
            1,010    Verizon Communications, Inc.                                                                   31,350
                                                                                                   ------------------------
                                                                                                                 1,509,390
                                                                                                   ------------------------

                     TOTAL COMMON STOCKS - 92.1%
                     (Cost $5,812,958)                                                                           6,709,166
                                                                                                   ------------------------

                     EXCHANGE-TRADED FUNDS - 0.3%
                     UNITED STATES - 0.3%
              600    iShares MSCI ACWI Index Fund                                                                   23,316
                                                                                                   ------------------------
                     (Cost $22,476)

                     INCOME TRUSTS - 6.9%
                     CANADA - 6.9%
           12,284    ARC Energy Trust                                                                              194,396
            9,306    Baytex Energy Trust                                                                           201,754
            4,186    Inter Pipeline Fund - Class A                                                                  35,295
            2,453    Pembina Pipeline Income Fund                                                                   34,531
            1,246    Vermilion Energy Trust                                                                         33,060
                     (Cost $455,618)                                                               ------------------------
                                                                                                                   499,036
                                                                                                   ------------------------

                     MASTER LIMITED PARTNERSHIPS - 0.4%
                     UNITED STATES - 0.4%
              736    Suburban Propane Partners LP                                                                   29,860
                     (Cost $30,493)                                                                ------------------------


                     TOTAL INVESTMENTS - 99.7%
                     (Cost $6,321,545)                                                                           7,261,378
                     Other Assets in excess of Liabilities - 0.3%                                                   20,479
                                                                                                  -------------------------
                     NET ASSETS - 100.0%                                                                       $ 7,281,857
                                                                                                  =========================


ADR - American Depositary Receipt
AG - Stock Corporation
Ltd. - Limited
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a)  Non-income producing security.

--------------------------------------------------------------------------------
             Security of Investments by Sector Classification*
--------------------------------------------------------------------------------
Financials                                                                 26.2%
Energy                                                                     15.8%
Telecommunication Services                                                 13.7%
Industrials                                                                11.1%
Utilities                                                                  11.1%
Materials                                                                   7.2%
Consumer Discretionary                                                      5.7%
Health Care                                                                 4.5%
Consumer Staples                                                            4.4%
Exchange Traded Funds                                                       0.3%
--------------------------------------------------------------------------------

* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groups of related industries.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on September 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                 Level 1                Level 2                Level 3                   Total
-----------------------------------   ---------------------    -----------------    --------------------    ----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                          $   415                  $ -                     $ -                   $   415
   Consumer Staples                                    323                    -                       -                       323
   Energy                                              646                    -                       -                       646
   Financials                                        1,903                    -                       -                     1,903
   Health Care                                         324                    -                       -                       324
   Industrials                                         809                    -                       -                       809
   Materials                                           523                    -                       -                       523
   Telecommunication Services                          991                    -                       -                       991
   Utilities                                           775                    -                       -                       775
Exchange Traded Funds                                   23                    -                       -                        23
Income Trusts                                          499                    -                       -                       499
Master Limited Parnerships                              30                    -                       -                        30
                                      ---------------------    -----------------    --------------------    ----------------------
Total                                              $ 7,261                  $ -                     $ -                   $ 7,261
                                      =====================    =================    ====================    ======================

UEM | CLAYMORE U.S. -1 - THE CAPITAL MARKETS INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

    NUMBER OF SHARES DESCRIPTION                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS  - 72.8%
                     COMMON STOCKS  - 39.4%
                     CONSUMER DISCRETIONARY - 4.1%
                  36 Abercrombie & Fitch Co. - Class A                                                                   $    1,162
                  74 Advance Auto Parts, Inc.                                                                                 3,130
                 147 Amazon.com, Inc. (a)                                                                                    11,935
                 126 American Eagle Outfitters, Inc.                                                                          1,701
                  85 Apollo Group, Inc. - Class A (a)                                                                         5,510
                  50 AutoZone, Inc. (a)                                                                                       7,362
                 120 Bed Bath & Beyond, Inc. (a)                                                                              4,378
                 115 Best Buy Co., Inc.                                                                                       4,172
                  39 Black & Decker Corp.                                                                                     1,721
                  68 BorgWarner, Inc.                                                                                         2,018
                 106 Burger King Holdings, Inc.                                                                               1,901
                 155 Cablevision Systems Corp. - Class A                                                                      3,463
                 151 Carmax, Inc. (a)                                                                                         2,614
                 211 Carnival Corp. (Panama)                                                                                  6,172
                 256 CBS Corp. - Class B                                                                                      2,650
                  32 Chipotle Mexican Grill, Inc. - Class A (a)                                                               2,684
                  80 Coach, Inc.                                                                                              2,263
                 948 Comcast Corp. - Class A                                                                                 14,523
                 102 Darden Restaurants, Inc.                                                                                 3,359
                  73 DeVry, Inc.                                                                                              3,730
                  95 Dick's Sporting Goods, Inc. (a)                                                                          2,129
                 345 DIRECTV Group, Inc. (The) (a)                                                                            8,542
                 148 Discovery Communications, Inc. - Class A (a)                                                             3,836
                 183 DISH Network Corp. - Class A (a)                                                                         2,985
                 186 DR Horton, Inc.                                                                                          2,494
                 169 Eastman Kodak Co.                                                                                          899
                 142 Expedia, Inc. (a)                                                                                        3,273
                 837 Ford Motor Co. (a)                                                                                       6,361
                  51 Fortune Brands, Inc.                                                                                     2,030
                  75 GameStop Corp. - Class A (a)                                                                             1,785
                 140 Gannett Co., Inc.                                                                                        1,210
                 254 Gap, Inc. (The)                                                                                          4,991
                 137 Genuine Parts Co.                                                                                        5,074
                 123 Goodyear Tire & Rubber Co. (The) (a)                                                                     2,028
                 184 H&R Block, Inc.                                                                                          3,180
                  61 Harley-Davidson, Inc.                                                                                    1,463
                 104 Hasbro, Inc.                                                                                             2,953
                 464 Home Depot, Inc.                                                                                        12,663
                  34 International Game Technology                                                                              711
                 377 Interpublic Group of Cos., Inc. (a)                                                                      2,371
                 102 JC Penney Co., Inc.                                                                                      3,064
                 138 Johnson Controls, Inc.                                                                                   3,418
                  99 Kohl's Corp. (a)                                                                                         5,107
                  84 Lamar Advertising Co. - Class A (a)                                                                      1,923
                 124 Las Vegas Sands Corp. (a)                                                                                1,768
                 126 Lennar Corp. - Class A                                                                                   1,909
                 128 Liberty Global, Inc. - Class A (a)                                                                       2,802
                 439 Lowe's Cos., Inc.                                                                                        9,438
                 112 Limited Brands, Inc.                                                                                     1,671
                 126 Macy's, Inc.                                                                                             1,956
                  91 Marriott International, Inc. - Class A                                                                   2,183
                 181 Mattel, Inc.                                                                                             3,256
                 309 McDonald's Corp.                                                                                        17,378
                 131 McGraw-Hill Cos., Inc. (The)                                                                             4,403
                  95 MGM Mirage (a)                                                                                             805
                  44 Mohawk Industries, Inc. (a)                                                                              2,205
                 122 Newell Rubbermaid, Inc.                                                                                  1,698
                 806 News Corp. - Class A                                                                                     8,640
                 110 NIKE, Inc. - Class B                                                                                     6,093
                 100 Nordstrom, Inc.                                                                                          2,804
                 152 Office Depot, Inc. (a)                                                                                     793
                 105 Omnicom Group, Inc.                                                                                      3,814
                  50 Penn National Gaming, Inc. (a)                                                                           1,461
                  39 Polo Ralph Lauren Corp.                                                                                  2,589
                  23 priceline.com, Inc. (a)                                                                                  3,542
                 175 Pulte Homes, Inc.                                                                                        2,237
                 167 Ross Stores, Inc.                                                                                        7,789
                  52 Sears Holdings Corp. (a)                                                                                 3,299
                  58 Sherwin-Williams Co. (The)                                                                               3,492
                  34 Stanley Works (The)                                                                                      1,392
                 209 Staples, Inc.                                                                                            4,516
                 246 Starbucks Corp. (a)                                                                                      4,672
                  37 Starwood Hotels & Resorts Worldwide, Inc.                                                                1,102
                 196 Target Corp.                                                                                             9,212
                 213 Thomson Reuters Corp. (Canada)                                                                           6,793
                  67 Tiffany & Co.                                                                                            2,437
                 255 Time Warner Cable, Inc. (a)                                                                              9,415
                 361 Time Warner, Inc.                                                                                       10,076
                 122 TJX Cos., Inc.                                                                                           4,386
                  99 Urban Outfitters, Inc. (a)                                                                               2,815
                  50 VF Corp.                                                                                                 3,478
                 203 Viacom, Inc. - Class B (a)                                                                               5,083
                 255 Virgin Media, Inc.                                                                                       2,915
                 541 Walt Disney Co. (The)                                                                                   14,088
                   6 Washington Post Co.  - Class B                                                                           2,606
                  67 Weight Watchers International, Inc.                                                                      1,838
                  39 Whirlpool Corp.                                                                                          2,504
                 142 Wyndham Worldwide Corp.                                                                                  2,151
                  46 Wynn Resorts Ltd. (a)                                                                                    2,490
                 151 Yum! Brands, Inc.                                                                                        5,172
                                                                                                                  ------------------
                                                                                                                            368,104
                                                                                                                  ------------------
                     CONSUMER STAPLES - 4.4%
                 547 Altria Group, Inc.                                                                                       9,999
                 229 Archer-Daniels-Midland Co.                                                                               6,602
                 124 Avon Products, Inc.                                                                                      3,952
                  75 Brown-Forman Corp. - Class B                                                                             3,354
                  46 Bunge Ltd. (Bermuda)                                                                                     3,082
                 156 Campbell Soup Co.                                                                                        4,892
                 105 Church & Dwight Co., Inc.                                                                                5,999
                  70 Clorox Co.                                                                                               4,136
                 619 Coca-Cola Co. (The)                                                                                     30,189
                 204 Coca-Cola Enterprises, Inc.                                                                              4,123
                 142 Colgate-Palmolive Co.                                                                                   10,323
                 223 ConAgra Foods, Inc.                                                                                      4,578
                 167 Constellation Brands, Inc. - Class A (a)                                                                 2,470
                 145 CostCo Wholesale Corp.                                                                                   7,392
                 458 CVS Caremark Corp.                                                                                      17,184
                 158 Dean Foods Co. (a)                                                                                       2,866
                  38 Energizer Holdings, Inc. (a)                                                                             2,486
                  98 Estee Lauder Cos., Inc. (The) - Class A                                                                  3,513
                 168 General Mills, Inc.                                                                                     10,035
                  66 Hansen Natural Corp. (a)                                                                                 2,156
                 121 Hershey Co. (The)                                                                                        4,747
                 117 HJ Heinz Co.                                                                                             4,504
                  91 Hormel Foods Corp.                                                                                       3,362
                 122 Kellogg Co.                                                                                              5,745
                 125 Kimberly-Clark Corp.                                                                                     7,558
                 458 Kraft Foods, Inc.  - Class A                                                                            12,984
                 262 Kroger Co. (The)                                                                                         5,657
                 101 McCormick & Co., Inc.                                                                                    3,290
                  96 Molson Coors Brewing Co. - Class B                                                                       4,548
                  92 Pepsi Bottling Group, Inc.                                                                               3,287
                 409 PepsiCo, Inc.                                                                                           23,178
                 634 Philip Morris International, Inc.                                                                       28,980
                 877 Procter & Gamble Co.                                                                                    47,454
                 100 Reynolds American, Inc.                                                                                  4,571
                 194 Safeway, Inc.                                                                                            3,696
                 344 Sara Lee Corp.                                                                                           3,333
                 119 Smithfield Foods, Inc. (a)                                                                               1,460
                 116 SUPERVALU, Inc.                                                                                          1,665
                 231 SysCo Corp.                                                                                              5,888
                 226 Tyson Foods, Inc. - Class A                                                                              2,710
                  75 USANA Health Sciences, Inc. (a)                                                                          2,364
                 333 Walgreen Co.                                                                                            11,282
               1,161 Wal-Mart Stores, Inc.                                                                                   59,060
                  91 Whole Foods Market, Inc. (a)                                                                             2,646
                                                                                                                  ------------------
                                                                                                                            393,300
                                                                                                                  ------------------
                     ENERGY - 4.3%
                  49 Alpha Natural Resources, Inc. (a)                                                                        1,583
                 158 Anadarko Petroleum Corp.                                                                                 8,353
                 107 Apache Corp.                                                                                             9,090
                  75 Arch Coal, Inc.                                                                                          1,299
                 120 Baker Hughes, Inc.                                                                                       4,134
                 186 BJ Services Co.                                                                                          2,987
                  68 Cabot Oil & Gas Corp.                                                                                    2,397
                  98 Cameron International Corp. (a)                                                                          3,500
                 184 Chesapeake Energy Corp.                                                                                  4,203
                 653 Chevron Corp.                                                                                           45,671
                  58 Clayton Williams Energy, Inc. (a)                                                                        1,148
                  96 CNX Gas Corp. (a)                                                                                        2,716
                 431 ConocoPhillips                                                                                          19,408
                  72 Consol Energy, Inc.                                                                                      2,694
                 113 Continental Resources, Inc. (a)                                                                          3,989
                 122 Denbury Resources, Inc. (a)                                                                              1,857
                 124 Devon Energy Corp.                                                                                       7,611
                  52 Diamond Offshore Drilling, Inc.                                                                          4,650
                 305 El Paso Corp.                                                                                            2,815
                  76 ENSCO International, Inc.                                                                                2,804
                  74 EOG Resources, Inc.                                                                                      5,328
                  52 Exterran Holdings, Inc. (a)                                                                                938
               1,490 Exxon Mobil Corp.                                                                                      103,034
                  70 FMC Technologies, Inc. (a)                                                                               3,339
                  67 Forest Oil Corp. (a)                                                                                     1,053
                  91 Frontier Oil Corp.                                                                                       1,168
                 278 Halliburton Co.                                                                                          6,591
                  83 Helmerich & Payne, Inc.                                                                                  2,777
                 114 Hess Corp.                                                                                               5,767
                  97 James River Coal Co. (a)                                                                                 1,614
                 219 Marathon Oil Corp.                                                                                       6,761
                  75 Murphy Oil Corp.                                                                                         4,275
                 150 National Oilwell Varco, Inc. (a)                                                                         5,452
                  74 Newfield Exploration Co. (a)                                                                             2,863
                 118 Noble Corp. (Switzerland)                                                                                4,134
                  69 Noble Energy, Inc.                                                                                       4,172
                 235 Occidental Petroleum Corp.                                                                              17,179
                  32 Patriot Coal Corp. (a)                                                                                     284
                 114 Peabody Energy Corp.                                                                                     3,726
                  80 Pioneer Natural Resources Co.                                                                            2,317
                  71 Plains Exploration & Production Co. (a)                                                                  1,864
                 118 Pride International, Inc. (a)                                                                            3,042
                 100 Quicksilver Resources, Inc. (a)                                                                          1,082
                  71 Range Resources Corp.                                                                                    3,434
                  93 Rowan Cos., Inc.                                                                                         1,926
                  88 SandRidge Energy, Inc. (a)                                                                               1,074
                 329 Schlumberger Ltd. (Netherlands Antilles)                                                                18,490
                   8 Seahawk Drilling, Inc. (a)                                                                                 175
                  93 Smith International, Inc.                                                                                2,564
                 191 Southwestern Energy Co. (a)                                                                              7,040
                 264 Spectra Energy Corp.                                                                                     4,968
                  69 Sunoco, Inc.                                                                                             1,856
                 103 Tesoro Corp.                                                                                             1,450
                  47 Ultra Petroleum Corp. (Canada) (a)                                                                       2,182
                 171 Valero Energy Corp.                                                                                      3,205
                 234 Weatherford International Ltd. (Switzerland) (a)                                                         4,668
                 186 Williams Cos., Inc. (The)                                                                                3,058
                 152 XTO Energy, Inc.                                                                                         5,867
                                                                                                                  ------------------
                                                                                                                            383,626
                                                                                                                  ------------------
                     FINANCIALS - 5.5%
                  92 Aflac, Inc.                                                                                              3,737
                 172 Allstate Corp. (The)                                                                                     5,055
                  73 AMB Property Corp. - REIT                                                                                1,667
                 144 American Capital Ltd.                                                                                      357
                 249 American Express Co.                                                                                     8,421
                  34 American International Group, Inc.                                                                       1,541
                  96 Ameriprise Financial, Inc.                                                                               2,883
                 434 Annaly Capital Management, Inc. - REIT                                                                   7,526
                 111 AON Corp.                                                                                                4,635
                 136 Apartment Investment & Management Co. - REIT - Class A                                                   1,655
                  60 Assurant, Inc.                                                                                           1,797
                  45 AvalonBay Communities, Inc. - REIT                                                                       2,899
               1,600 Bank of America Corp.                                                                                   28,144
                 335 Bank of New York Mellon Corp. (The)                                                                      9,919
                 216 BB&T Corp.                                                                                               6,035
                  40 BlackRock, Inc.                                                                                          7,983
                  59 BOK Financial Corp.                                                                                      2,669
                  53 Boston Properties, Inc. - REIT                                                                           3,211
                 155 Capital One Financial Corp.                                                                              5,780
                 189 CB Richard Ellis Group, Inc. - Class A (a)                                                               2,238
                 401 Charles Schwab Corp. (The)                                                                               7,242
                 108 Chubb Corp.                                                                                              5,334
                 113 Cincinnati Financial Corp.                                                                               2,906
                 132 CIT Group, Inc.                                                                                            230
               1,544 Citigroup, Inc.                                                                                          7,720
                  17 CME Group, Inc.                                                                                          4,948
                 169 CNA Financial Corp.                                                                                      4,135
                 113 Comerica, Inc.                                                                                           3,014
                 309 Crawford & Co. - Class B (a)                                                                             1,431
                 105 Developers Diversified Realty Corp. - REIT                                                                 823
                 231 Discover Financial Services                                                                              3,176
                 830 E*Trade Financial Corp. (a)                                                                              1,461
                  94 Eaton Vance Corp.                                                                                        2,686
                 122 Equity Residential - REIT                                                                                3,332
                  47 Federal Realty Investment Trust - REIT                                                                   2,931
                 198 Fidelity National Financial, Inc. - Class A                                                              2,974
                 237 Fifth Third BanCorp.                                                                                     2,593
                  89 First American Corp.                                                                                     2,805
                 110 First Financial Corp.                                                                                    3,319
                 111 Forest City Enterprises, Inc. - Class A                                                                  1,027
                  71 Franklin Resources, Inc.                                                                                 6,626
                 208 Genworth Financial, Inc. - Class A                                                                       2,196
                 126 Goldman Sachs Group, Inc. (The)                                                                         20,848
                 109 Hartford Financial Services Group, Inc.                                                                  2,585
                 130 HCP, Inc. - REIT                                                                                         3,702
                 126 Health Care REIT, Inc. - REIT                                                                            5,381
                 286 Hudson City BanCorp, Inc.                                                                                3,752
                 262 Huntington Bancshares, Inc.                                                                              1,195
                  30 IntercontinentalExchange, Inc. (a)                                                                       2,814
                 120 Janus Capital Group, Inc.                                                                                1,526
               1,184 JPMorgan Chase & Co.                                                                                    51,457
                 207 KeyCorp                                                                                                  1,379
                 127 KimCo Realty Corp. - REIT                                                                                1,594
                  65 Legg Mason, Inc.                                                                                         1,869
                  88 Leucadia National Corp.                                                                                  2,189
                 109 Lincoln National Corp.                                                                                   2,751
                 155 Loews Corp.                                                                                              5,293
                  50 M&T Bank Corp.                                                                                           3,088
                  59 Macerich Co. (The) - REIT                                                                                1,691
                   8 Markel Corp. (a)                                                                                         2,631
                 195 Marsh & McLennan Cos., Inc.                                                                              4,590
                 154 Marshall & Ilsley Corp.                                                                                  1,096
                 193 MetLife, Inc.                                                                                            7,288
                 341 MGIC Investment Corp.                                                                                    2,772
                 127 Moody's Corp.                                                                                            3,459
                 353 Morgan Stanley                                                                                          10,223
                  85 NASDAQ OMX Group, Inc. (The) (a)                                                                         1,866
                 284 New York Community BanCorp, Inc.                                                                         3,022
                  75 Northern Trust Corp.                                                                                     4,385
                 105 NYSE Euronext                                                                                            2,976
                 231 Old Republic International Corp.                                                                         2,751
                 286 People's United Financial, Inc.                                                                          4,593
                  79 Plum Creek Timber Co., Inc. - REIT                                                                       2,393
                 123 PNC Financial Services Group, Inc.                                                                       5,239
                  95 Principal Financial Group, Inc.                                                                          2,698
                  56 PrivateBanCorp, Inc.                                                                                     1,350
                 263 Progressive Corp. (The)                                                                                  4,345
                  95 ProLogis - REIT                                                                                          1,056
                 126 Prudential Financial, Inc.                                                                               6,373
                  65 Public Storage - REIT                                                                                    4,586
                  60 Regency Centers Corp. - REIT                                                                             2,013
                 297 Regions Financial Corp.                                                                                  1,740
                  65 Reinsurance Group of America, Inc.                                                                       2,798
                 169 Republic BanCorp, Inc. - Class A                                                                         3,590
                  76 SEI Investments Co.                                                                                      1,401
                  72 Simon Property Group, Inc. - REIT                                                                        4,581
                  47 SL Green Realty Corp. - REIT                                                                             1,659
                 278 SLM Corp. (a)                                                                                            2,474
                 121 State Street Corp.                                                                                       6,350
                 133 SunTrust Banks, Inc.                                                                                     3,108
                 265 Synovus Financial Corp.                                                                                    981
                  76 T Rowe Price Group, Inc.                                                                                 3,444
                 257 TD Ameritrade Holding Corp. (a)                                                                          4,945
                 383 TFS Financial Corp.                                                                                      4,366
                  34 Torchmark Corp.                                                                                          1,449
                  52 Transatlantic Holdings, Inc.                                                                             2,541
                 177 Travelers Cos., Inc. (The)                                                                               8,924
                 190 Unum Group                                                                                               4,281
                 413 US BanCorp                                                                                               9,342
                  83 Ventas, Inc. - REIT                                                                                      3,254
                  64 Vornado Realty Trust - REIT                                                                              3,681
               1,164 Wells Fargo & Co.                                                                                       32,033
                   9 White Mountains Insurance Group Ltd. (Bermuda)                                                           2,808
                 135 WR Berkley Corp.                                                                                         3,449
                  79 Zions BanCorporation                                                                                     1,396
                                                                                                                  ------------------
                                                                                                                            490,475
                                                                                                                  ------------------
                     HEALTH CARE - 5.2%
                 542 Abbott Laboratories                                                                                     24,515
                  30 Abraxis Bioscience, Inc. (a)                                                                               808
                 164 Aetna, Inc.                                                                                              4,674
                 120 Allergan, Inc.                                                                                           6,710
                 178 AmerisourceBergen Corp.                                                                                  3,793
                 358 Amgen, Inc. (a)                                                                                         21,387
                 118 Amylin Pharmaceuticals, Inc. (a)                                                                         1,487
                 217 Baxter International, Inc.                                                                              12,352
                  48 Beckman Coulter, Inc.                                                                                    3,251
                  61 Becton Dickinson and Co.                                                                                 4,247
                 114 Biogen Idec, Inc. (a)                                                                                    5,724
                  68 BioMarin Pharmaceutical, Inc. (a)                                                                        1,120
                 511 Boston Scientific Corp. (a)                                                                              6,004
                 722 Bristol-Myers Squibb Co.                                                                                15,978
                 114 Cardinal Health, Inc.                                                                                    3,942
                 156 Celgene Corp. (a)                                                                                        8,139
                  77 Cephalon, Inc. (a)                                                                                       4,384
                  76 Cerner Corp. (a)                                                                                         4,690
                  51 Charles River Laboratories International, Inc. (a)                                                       1,759
                 120 CIGNA Corp.                                                                                              3,532
                  41 Covance, Inc. (a)                                                                                        2,177
                  73 Coventry Health Care, Inc. (a)                                                                           1,594
                  39 CR Bard, Inc.                                                                                            3,143
                  75 DaVita, Inc. (a)                                                                                         3,878
                  78 DENTSPLY International, Inc.                                                                             2,629
                 331 Eli Lilly & Co.                                                                                         11,075
                  96 Express Scripts, Inc. (a)                                                                                6,933
                 137 Forest Laboratories, Inc. (a)                                                                            4,010
                 102 Genzyme Corp. (a)                                                                                        5,682
                 298 Gilead Sciences, Inc. (a)                                                                               13,428
                  86 Health Net, Inc. (a)                                                                                     1,318
                  56 Henry Schein, Inc. (a)                                                                                   2,967
                 138 Hologic, Inc. (a)                                                                                        2,270
                  86 Hospira, Inc. (a)                                                                                        3,362
                  67 Humana, Inc. (a)                                                                                         2,392
                 451 Idenix Pharmaceuticals, Inc. (a)                                                                         1,380
                  52 Idexx Laboratories, Inc. (a)                                                                             2,640
                  86 Illumina, Inc. (a)                                                                                       3,033
                 169 IMS Health, Inc.                                                                                         2,342
                  14 Intuitive Surgical, Inc. (a)                                                                             3,118
                  73 Inverness Medical Innovations, Inc. (a)                                                                  2,599
                 793 Johnson & Johnson                                                                                       47,929
                  58 Kinetic Concepts, Inc. (a)                                                                               1,853
                  53 Laboratory Corp. of America Holdings (a)                                                                 3,699
                  77 Life Technologies Corp. (a)                                                                              3,429
                  97 McKesson Corp.                                                                                           5,515
                 166 Medco Health Solutions, Inc. (a)                                                                         9,167
                 290 Medtronic, Inc.                                                                                         11,107
                 621 Merck & Co., Inc.                                                                                       20,139
                  51 Millipore Corp. (a)                                                                                      3,378
                 202 Mylan, Inc. (a)                                                                                          2,963
                 110 Patterson Cos., Inc. (a)                                                                                 2,995
               2,019 Pfizer, Inc.                                                                                            33,717
                  80 Pharmaceutical Product Development, Inc.                                                                 1,609
                 129 Quest Diagnostics, Inc.                                                                                  6,961
                 378 Questcor Pharmaceuticals, Inc. (a)                                                                       2,196
                  73 ResMed, Inc. (a)                                                                                         3,351
                 237 Rigel Pharmaceuticals, Inc. (a)                                                                          1,671
                 549 Schering-Plough Corp.                                                                                   15,471
                 192 Sequenom, Inc. (a)                                                                                       1,227
                 136 St Jude Medical, Inc. (a)                                                                                5,241
                 115 Stryker Corp.                                                                                            4,768
                 152 Thermo Fisher Scientific, Inc. (a)                                                                       6,872
                 353 UnitedHealth Group, Inc.                                                                                 9,884
                  70 Varian Medical Systems, Inc. (a)                                                                         3,015
                 415 Viropharma, Inc. (a)                                                                                     3,320
                  60 Waters Corp. (a)                                                                                         3,017
                 157 WellPoint, Inc. (a)                                                                                      8,297
                 421 Wyeth                                                                                                   20,145
                  85 Zimmer Holdings, Inc. (a)                                                                                4,025
                                                                                                                  ------------------
                                                                                                                            467,427
                                                                                                                  ------------------
                     INDUSTRIALS - 4.3%
                 204 3M Co.                                                                                                  14,708
                  53 AGCO Corp. (a)                                                                                           1,656
                  82 AMETEK, Inc.                                                                                             2,581
                 180 AMR Corp. (a)                                                                                              983
                  77 Avery Dennison Corp.                                                                                     2,379
                  85 BE Aerospace, Inc. (a)                                                                                   1,456
                 224 Boeing Co. (The)                                                                                        11,126
                 109 Burlington Northern Santa Fe Corp.                                                                       9,049
                 178 Caterpillar, Inc.                                                                                        8,065
                  83 CH Robinson Worldwide, Inc.                                                                              4,670
                 124 Cintas Corp.                                                                                             3,403
                 106 Cooper Industries Ltd. - Class A (Bermuda)                                                               3,418
                 110 Covanta Holding Corp. (a)                                                                                1,969
                 132 CSX Corp.                                                                                                5,610
                  97 Cummins, Inc.                                                                                            4,396
                 105 Danaher Corp.                                                                                            6,375
                 130 Deere & Co.                                                                                              5,668
                 284 Delta Air Lines, Inc. (a)                                                                                2,050
                 114 Dover Corp.                                                                                              3,943
                  36 Dun & Bradstreet Corp.                                                                                   2,629
                  67 Eaton Corp.                                                                                              3,615
                 233 Emerson Electric Co.                                                                                     8,591
                 369 Ener1, Inc. (a)                                                                                          2,354
                  79 Energy Conversion Devices, Inc. (a)                                                                        884
                  98 EnergySolutions, Inc.                                                                                      870
                  96 Equifax, Inc.                                                                                            2,653
                 107 Expeditors International of Washington, Inc.                                                             3,495
                 100 Fastenal Co.                                                                                             3,620
                  97 FedEx Corp.                                                                                              6,665
                  31 First Solar, Inc. (a)                                                                                    3,769
                  36 Flowserve Corp.                                                                                          3,105
                  78 Fluor Corp.                                                                                              4,126
                  66 Foster Wheeler AG (Switzerland) (a)                                                                      1,911
                 122 General Dynamics Corp.                                                                                   7,221
               2,847 General Electric Co.                                                                                    39,573
                  68 Goodrich Corp.                                                                                           3,751
                  63 Harsco Corp.                                                                                             1,965
                 245 Hertz Global Holdings, Inc. (a)                                                                          2,430
                 225 Honeywell International, Inc.                                                                            8,271
                  43 IHS, Inc. - Class A (a)                                                                                  2,081
                 181 Illinois Tool Works, Inc.                                                                                7,569
                 124 Iron Mountain, Inc. (a)                                                                                  3,632
                  94 ITT Corp.                                                                                                4,708
                  58 Jacobs Engineering Group, Inc. (a)                                                                       2,551
                 105 JB Hunt Transport Services, Inc.                                                                         2,943
                  54 Joy Global, Inc.                                                                                         2,098
                 107 KBR, Inc.                                                                                                2,424
                  52 L-3 Communications Holdings, Inc.                                                                        3,869
                 113 Lockheed Martin Corp.                                                                                    8,473
                  85 Manitowoc Co., Inc.                                                                                        564
                  59 Manpower, Inc.                                                                                           3,050
                 238 Masco Corp.                                                                                              3,446
                  98 McDermott International, Inc. (Panama) (a)                                                               2,328
                 105 Monster Worldwide, Inc. (a)                                                                              1,703
                 137 Norfolk Southern Corp.                                                                                   6,284
                 112 Northrop Grumman Corp.                                                                                   5,467
                 148 PACCAR, Inc.                                                                                             5,353
                 108 Pall Corp.                                                                                               3,211
                  79 Parker Hannifin Corp.                                                                                    3,844
                  91 Pitney Bowes, Inc.                                                                                       2,034
                  55 Precision Castparts Corp.                                                                                5,020
                 143 Quanta Services, Inc. (a)                                                                                3,163
                 133 Raytheon Co.                                                                                             6,275
                 245 Republic Services, Inc.                                                                                  6,274
                 133 Robert Half International, Inc.                                                                          3,497
                  75 Rockwell Automation, Inc.                                                                                3,139
                  86 Rockwell Collins, Inc.                                                                                   3,959
                  70 Roper Industries, Inc.                                                                                   3,317
                 123 RR Donnelley & Sons Co.                                                                                  2,194
                  53 Ryder System, Inc.                                                                                       2,014
                  49 Shaw Group, Inc. (The) (a)                                                                               1,437
                 359 Southwest Airlines Co.                                                                                   2,937
                 141 Spirit Aerosystems Holdings, Inc. - Class A (a)                                                          2,188
                  34 SPX Corp.                                                                                                1,893
                  56 Stericycle, Inc. (a)                                                                                     2,773
                  40 SunPower Corp. - Class A (a)                                                                             1,014
                  65 Terex Corp. (a)                                                                                          1,071
                  92 Textron, Inc.                                                                                            1,413
                  96 UAL Corp. (a)                                                                                              598
                 160 Union Pacific Corp.                                                                                      9,570
                 203 United Parcel Service, Inc. - Class B                                                                   10,852
                 270 United Technologies Corp.                                                                               16,027
                  79 USG Corp. (a)                                                                                            1,174
                 154 Waste Management, Inc.                                                                                   4,609
                  54 WW Grainger, Inc.                                                                                        4,723
                                                                                                                  ------------------
                                                                                                                            383,766
                                                                                                                  ------------------

                     INFORMATION TECHNOLOGY - 7.4%
                 469 Activision Blizzard, Inc. (a)                                                                            5,445
                 202 Adobe Systems, Inc. (a)                                                                                  6,347
                 476 Advanced Micro Devices, Inc. (a)                                                                         2,075
                  71 Affiliated Computer Services, Inc. - Class A (a)                                                         3,181
                 144 Agilent Technologies, Inc. (a)                                                                           3,698
                 100 Akamai Technologies, Inc. (a)                                                                            1,764
                  61 Alliance Data Systems Corp. (a)                                                                          3,389
                 226 Altera Corp.                                                                                             4,341
                 126 Amphenol Corp.  - Class A                                                                                4,405
                 154 Analog Devices, Inc.                                                                                     4,351
                 283 Apple, Inc. (a)                                                                                         47,603
                 316 Applied Materials, Inc.                                                                                  4,165
                 127 Arrow Electronics, Inc. (a)                                                                              3,510
                 126 Autodesk, Inc. (a)                                                                                       2,952
                 171 Automatic Data Processing, Inc.                                                                          6,558
                 113 Avnet, Inc. (a)                                                                                          3,011
                 112 BMC Software, Inc. (a)                                                                                   3,993
                 249 Broadcom Corp. - Class A (a)                                                                             7,084
                 229 CA, Inc.                                                                                                 5,104
               1,816 Cisco Systems, Inc. (a)                                                                                 39,226
                 112 Citrix Systems, Inc. (a)                                                                                 3,996
                 153 Cognizant Technology Solutions Corp. - Class A (a)                                                       5,337
                  92 Computer Sciences Corp. (a)                                                                              4,494
                 475 Corning, Inc.                                                                                            7,163
                 606 Dell, Inc. (a)                                                                                           9,593
                  77 Dolby Laboratories, Inc. - Class A (a)                                                                   3,004
                  38 DST Systems, Inc. (a)                                                                                    1,741
                 342 eBay, Inc. (a)                                                                                           7,572
                 127 Electronic Arts, Inc. (a)                                                                                2,314
                 777 EMC Corp. (a)                                                                                           12,354
                  98 Fidelity National Information Services, Inc.                                                             2,407
                  81 Fiserv, Inc. (a)                                                                                         3,908
                 109 FLIR Systems, Inc. (a)                                                                                   2,509
                  98 Google, Inc. - Class A (a)                                                                              45,244
                 102 Harris Corp.                                                                                             3,542
                  73 Hewitt Associates, Inc. - Class A (a)                                                                    2,629
                 720 Hewlett-Packard Co.                                                                                     32,321
                 163 IAC/InterActiveCorp (a)                                                                                  3,019
               1,589 Intel Corp.                                                                                             32,288
                 383 International Business Machines Corp.                                                                   45,213
                 154 Intuit, Inc. (a)                                                                                         4,277
                 241 Juniper Networks, Inc. (a)                                                                               5,560
                  90 Kla-Tencor Corp.                                                                                         2,808
                  83 Lam Research Corp. (a)                                                                                   2,548
                 185 Linear Technology Corp.                                                                                  4,915
                 607 LSI Corp. (a)                                                                                            3,162
                  46 Mastercard, Inc. - Class A                                                                               9,321
                 101 McAfee, Inc. (a)                                                                                         4,018
                  79 MEMC Electronic Materials, Inc. (a)                                                                      1,260
                 133 Microchip Technology, Inc.                                                                               3,531
                 481 Micron Technology, Inc. (a)                                                                              3,545
               2,435 Microsoft Corp.                                                                                         60,023
                 185 Molex, Inc.                                                                                              3,369
                 951 Motorola, Inc.                                                                                           6,828
                 173 National Semiconductor Corp.                                                                             2,624
                 181 NCR Corp. (a)                                                                                            2,413
                 213 Nvidia Corp. (a)                                                                                         3,093
               1,511 Oracle Corp.                                                                                            33,046
                 153 Paychex, Inc.                                                                                            4,328
                 588 QUALCOMM, Inc.                                                                                          27,295
                 163 Red Hat, Inc. (a)                                                                                        3,742
                  63 Salesforce.com, Inc. (a)                                                                                 3,268
                 149 SanDisk Corp. (a)                                                                                        2,637
                 303 Sun Microsystems, Inc. (a)                                                                               2,812
                 343 Symantec Corp. (a)                                                                                       5,186
                 154 Teradata Corp. (a)                                                                                       4,147
                 341 Texas Instruments, Inc.                                                                                  8,385
                 149 Total System Services, Inc.                                                                              2,274
                 109 VeriSign, Inc. (a)                                                                                       2,310
                 200 Visa, Inc. - Class A                                                                                    14,220
                 147 VMware, Inc. - Class A (a)                                                                               5,208
                 157 Western Digital Corp. (a)                                                                                5,382
                 282 Western Union Co. (The)                                                                                  5,087
                 449 Xerox Corp.                                                                                              3,884
                 295 Xilinx, Inc.                                                                                             6,561
                 465 Yahoo!, Inc. (a)                                                                                         6,794
                                                                                                                 ------------------
                                                                                                                            662,711
                                                                                                                  ------------------
                     MATERIALS - 1.6%
                  55 Air Products & Chemicals, Inc.                                                                           4,127
                  55 Airgas, Inc.                                                                                             2,557
                  54 AK Steel Holding Corp.                                                                                   1,097
                  79 Albemarle Corp.                                                                                          2,546
                 257 Alcoa, Inc.                                                                                              3,097
                  45 Allegheny Technologies, Inc.                                                                             1,367
                  63 Ball Corp.                                                                                               3,053
                  81 Celanese Corp.  - Class A                                                                                2,063
                  28 CF Industries Holdings, Inc.                                                                             2,286
                 116 Crown Holdings, Inc. (a)                                                                                 2,880
                 262 Dow Chemical Co. (The)                                                                                   5,578
                  44 Eastman Chemical Co.                                                                                     2,295
                  93 Ecolab, Inc.                                                                                             3,933
                 213 EI Du Pont de Nemours & Co.                                                                              6,801
                  46 FMC Corp.                                                                                                2,194
                 129 Freeport-McMoRan Copper & Gold, Inc.                                                                     8,124
                 121 Huntsman Corp.                                                                                           1,039
                 125 Innophos Holdings, Inc.                                                                                  2,386
                  72 International Flavors & Fragrances, Inc.                                                                 2,565
                 155 International Paper Co.                                                                                  3,557
                  51 Lubrizol Corp.                                                                                           3,250
                  27 Martin Marietta Materials, Inc.                                                                          2,365
                 100 MeadWestvaco Corp.                                                                                       2,195
                 157 Monsanto Co.                                                                                            13,169
                 146 Mosaic Co. (The)                                                                                         7,077
                 141 Newmont Mining Corp.                                                                                     5,667
                 102 Nucor Corp.                                                                                              4,543
                  63 Owens-Illinois, Inc. (a)                                                                                 2,138
                 123 Pactiv Corp. (a)                                                                                         3,057
                  69 PPG Industries, Inc.                                                                                     3,823
                  87 Praxair, Inc.                                                                                            6,666
                  49 Reliance Steel & Aluminum Co.                                                                            1,810
                 119 Sealed Air Corp.                                                                                         2,250
                  51 Sigma-Aldrich Corp.                                                                                      2,591
                 269 Southern Copper Corp.                                                                                    7,602
                 106 Steel Dynamics, Inc.                                                                                     1,754
                  60 Terra Industries, Inc.                                                                                   1,867
                 127 Titanium Metals Corp.                                                                                    1,044
                  46 United States Steel Corp.                                                                                2,014
                  52 Vulcan Materials Co.                                                                                     2,602
                   9 Walter Energy, Inc.                                                                                        467
                  79 Weyerhaeuser Co.                                                                                         2,954
                                                                                                                  ------------------
                                                                                                                            144,450
                                                                                                                  ------------------
                     TELECOMMUNICATION SERVICES - 1.1%
                 142 American Tower Corp. - Class A (a)                                                                       4,494
               1,697 AT&T, Inc.                                                                                              44,207
                 209 CenturyTel, Inc.                                                                                         6,736
                  80 Crown Castle International Corp. (a)                                                                     2,149
                 287 Frontier Communications Corp.                                                                            2,041
                 189 MetroPCS Communications, Inc. (a)                                                                        1,504
                  86 NII Holdings, Inc. (a)                                                                                   2,039
                 725 Qwest Communications International, Inc.                                                                 2,603
                 915 Sprint Nextel Corp. (a)                                                                                  3,349
                  56 Telephone & Data Systems, Inc.                                                                           1,477
                  37 United States Cellular Corp. (a)                                                                         1,351
                 883 Verizon Communications, Inc.                                                                            27,408
                 206 Windstream Corp.                                                                                         1,765
                                                                                                                  ------------------
                                                                                                                            101,123
                                                                                                                  ------------------
                     UTILITIES - 1.5%
                 255 AES Corp. (The) (a)                                                                                      3,486
                  58 Allegheny Energy, Inc.                                                                                   1,532
                 111 Alliant Energy Corp.                                                                                     2,924
                  78 Ameren Corp.                                                                                             2,104
                 113 American Electric Power Co., Inc.                                                                        3,552
                 294 Centerpoint Energy, Inc.                                                                                 3,646
                 213 CMS Energy Corp.                                                                                         2,856
                 101 Consolidated Edison, Inc.                                                                                4,059
                  44 Constellation Energy Group, Inc.                                                                         1,393
                  20 Dominion Resources, Inc.                                                                                   662
                 105 DTE Energy Co.                                                                                           3,652
                 387 Duke Energy Corp.                                                                                        5,995
                 515 Dynegy, Inc. - Class A (a)                                                                                 978
                  85 Edison International                                                                                     2,840
                  53 Energen Corp.                                                                                            2,225
                  42 Entergy Corp.                                                                                            3,318
                  58 EQT Corp.                                                                                                2,301
                 107 Exelon Corp.                                                                                             5,352
                  24 FirstEnergy Corp.                                                                                        1,083
                  68 FPL Group, Inc.                                                                                          3,820
                  94 Integrys Energy Group, Inc.                                                                              3,227
                 149 MDU Resources Group, Inc.                                                                                2,892
                  64 Mirant Corp. (a)                                                                                         1,078
                  85 National Fuel Gas Co.                                                                                    3,799
                 238 NiSource, Inc.                                                                                           3,144
                 152 Northeast Utilities                                                                                      3,616
                 111 NRG Energy, Inc. (a)                                                                                     2,980
                 255 NSTAR                                                                                                    8,068
                  79 Oneok, Inc.                                                                                              2,677
                 144 Pepco Holdings, Inc.                                                                                     2,064
                 106 PG&E Corp.                                                                                               4,303
                 108 Pinnacle West Capital Corp.                                                                              3,554
                  58 PPL Corp.                                                                                                1,705
                  91 Progress Energy, Inc.                                                                                    3,597
                 114 Public Service Enterprise Group, Inc.                                                                    3,610
                  52 Questar Corp.                                                                                            1,756
                 172 RRI Energy, Inc. (a)                                                                                     1,022
                 101 SCANA Corp.                                                                                              3,503
                  75 Sempra Energy                                                                                            3,763
                 296 Southern Co. (The)                                                                                       9,235
                 277 TECO Energy, Inc.                                                                                        3,690
                  78 Wisconsin Energy Corp.                                                                                   3,547
                 203 Xcel Energy, Inc.                                                                                        4,009
                                                                                                                  ------------------
                                                                                                                            138,617
                                                                                                                  ------------------

                     TOTAL COMMON STOCK - 39.4%                                                                           3,533,599
                     (Cost $4,538,495)                                                                            ------------------


  PRINCIPAL AMOUNT   DESCRIPTION                                         RATING (S&P)*     COUPON     MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------------------

                     CORPORATE BONDS -- 8.3%
                     CONSUMER DISCRETIONARY - 0.5%
             $ 3,000 CBS Corp.                                              BBB-            7.875%    7/30/30             $   2,710
               6,000 Home Depot, Inc.                                       BBB+            5.200%    3/1/11                  6,256
               2,000 Home Depot, Inc.                                       BBB+            5.400%    3/1/16                  2,069
               1,000 McDonald's Corp.                                       A               6.300%    10/15/37                1,160
               4,000 Omnicom Group, Inc.                                    A-              5.900%    4/15/16                 4,120
               4,000 Thomson Reuters Corp. (Canada)                         A-              5.700%    10/1/14                 4,367
               4,000 Time Warner Cable, Inc.                                BBB             5.850%    5/1/17                  4,201
               6,000 Time Warner, Inc.                                      BBB             6.750%    4/15/11                 6,379
               2,000 Time Warner, Inc.                                      BBB             7.625%    4/15/31                 2,196
               1,000 Viacom, Inc.                                           BBB             6.875%    4/30/36                 1,056
              12,000 Walt Disney Co. (The)                                  A               6.375%    3/1/12                 13,213
                                                                                                                 -------------------
                                                                                                                             47,727
                                                                                                                 -------------------
                     CONSUMER STAPLES - 0.6%
               4,000 Bottling Group LLC                                     A               5.500%    4/1/16                  4,343
               4,000 Coca-Cola Enterprises, Inc.                            A               8.500%    2/1/22                  5,300
               4,000 CVS Caremark Corp.                                     BBB+            5.750%    6/1/17                  4,307
              12,000 Kellogg Co.                                            BBB+            6.600%    4/1/11                 12,889
               4,000 Kimberly-Clark Corp.                                   A               6.125%    8/1/17                  4,535
               6,000 Kraft Foods, Inc.                                      BBB+            5.625%    11/1/11                 6,471
               2,000 Kroger Co. (The)                                       BBB-            6.400%    8/15/17                 2,210
               4,000 Miller Brewing Co. (b)                                 BBB+            5.500%    8/15/13                 4,204
               8,000 Procter & Gamble Co. (The)                             AA-             5.550%    3/5/37                  8,579
               3,000 Safeway, Inc.                                          BBB             5.800%    8/15/12                 3,250
                                                                                                                 -------------------
                                                                                                                             56,088
                                                                                                                 -------------------
                     ENERGY - 0.5%
               5,000 Anadarko Petroleum Corp.                               BBB-            5.950%    9/15/16                 5,200
               4,000 ConocoPhillips Holding Co.                             A               6.950%    4/15/29                 4,611
               1,000 Energy Transfer Partners LP                            BBB-            6.625%    10/15/36                1,049
               3,000 Enterprise Products Operating LLC                      BBB-            5.600%    10/15/14                3,173
               7,000 Hess Corp.                                             BBB-            6.650%    8/15/11                 7,518
               6,000 Kinder Morgan Energy Partners LP                       BBB             5.000%    12/15/13                6,236
               4,000 ONEOK Partners LP                                      BBB             6.150%    10/1/16                 4,174
               3,000 Spectra Energy Capital LLC                             BBB             8.000%    10/1/19                 3,461
               4,000 Transocean, Inc. (Cayman Islands)                      BBB+            6.000%    3/15/18                 4,260
               1,000 Valero Energy Corp.                                    BBB             6.625%    6/15/37                   869
               3,000 Williams Cos., Inc. (The)                              BB+             8.750%    3/15/32                 3,375
               2,000 XTO Energy, Inc.                                       BBB             6.750%    8/1/37                  2,193
                                                                                                                 -------------------
                                                                                                                             46,119
                                                                                                                 -------------------
                     FINANCIALS - 3.7%
               3,000 Allstate Corp. (The)                                   A-              5.550%    5/9/35                  2,884
               6,000 American Express Co.                                   BBB+            5.500%    9/12/16                 5,811
               6,000 American General Finance Corp.                         BB+             3.875%    10/1/09                 5,943
               4,000 American International Group, Inc.                     A-              5.850%    1/16/18                 2,665
              15,000 Bank of America Corp.                                  A               5.625%    10/14/16               14,680
               5,000 Bank of America Corp.                                  A               5.750%    12/1/17                 4,864
              10,000 Bear Stearns Cos. LLC (The)                            A+              4.500%    10/28/10               10,385
               6,000 Bear Stearns Cos. LLC (The)                            A+              5.700%    11/15/14                6,439
              10,000 Berkshire Hathaway Finance Corp.                       AAA             4.125%    1/15/10                10,151
               3,000 Capital One Financial Corp.                            BBB-            6.150%    9/1/16                  2,758
               1,000 Chubb Corp.                                            A+              6.000%    5/11/37                 1,066
               6,000 Citigroup, Inc.                                        A               5.300%    10/17/12                6,061
               9,000 Citigroup, Inc.                                        A               6.125%    11/21/17                8,490
               3,000 Citigroup, Inc.                                        A-              6.625%    6/15/32                 2,516
              10,000 Credit Suisse USA, Inc.                                A+              6.125%    11/15/11               10,745
              12,000 Daimler Finance North America LLC                      BBB+            7.200%    9/1/09                 12,000
               1,000 Daimler Finance North America LLC                      BBB+            8.500%    1/18/31                 1,186
               6,000 Devon Financing Corp. ULC (Canada)                     BBB+            6.875%    9/30/11                 6,547
              15,000 General Electric Capital Corp.                         AA+             5.250%    10/19/12               15,701
               9,000 General Electric Capital Corp.                         AA+             5.375%    10/20/16                9,082
               4,000 General Electric Capital Corp.                         AA+             5.875%    2/15/12                 4,253
              10,000 General Electric Capital Corp.                         AA+             6.750%    3/15/32                 9,920
              15,000 Goldman Sachs Group, Inc.                              A               6.125%    2/15/33                15,659
              10,000 HSBC Finance Corp.                                     A               6.375%    10/15/11               10,419
               3,000 Jefferies Group, Inc.                                  BBB             6.250%    1/15/36                 2,312
              12,000 John Deere Capital Corp.                               A               7.000%    3/15/12                13,384
              15,000 JPMorgan Chase & Co.                                   A               5.150%    10/1/15                15,316
               1,000 JPMorgan Chase & Co.                                   A+              6.000%    1/15/18                 1,075
               2,000 JPMorgan Chase & Co.                                   A               7.000%    11/15/09                2,020
               3,000 Marsh & McLennan Cos., Inc.                            BBB-            5.375%    7/15/14                 2,970
               9,000 Merrill Lynch & Co., Inc.                              A               6.400%    8/28/17                 8,869
               6,000 MetLife, Inc.                                          A-              5.700%    6/15/35                 5,980
              10,000 Morgan Stanley                                         A-              4.750%    4/1/14                  9,928
               4,000 Morgan Stanley                                         A               5.300%    3/1/13                  4,179
              21,000 National Rural Utilities Cooperative Finance Corp.     A               7.250%    3/1/12                 23,142
               4,000 News America, Inc.                                     BBB+            6.400%    12/15/35                3,969
               4,000 PNC Funding Corp.                                      A-              7.500%    11/1/09                 4,035
               3,000 Principal Financial Group, Inc.                        BBB+            6.050%    10/15/36                2,526
               3,000 ProLogis                                               BBB-            5.625%    11/15/16                2,612
               3,000 Prudential Financial, Inc.                             A               6.000%    12/1/17                 2,991
               3,000 Realty Income Corp.                                    BBB             6.750%    8/15/19                 2,922
               3,000 Simon Property Group LP                                A-              5.250%    12/1/16                 2,889
               3,000 Swiss Re Insurance Solutions Holding Corp.             A-              7.000%    2/15/26                 2,656
               3,000 Travelers Cos., Inc. (The)                             A-              6.250%    6/15/37                 3,315
               6,000 Unilever Capital Corp.                                 A+              7.125%    11/1/10                 6,428
              15,000 Wachovia Corp.                                         A+              5.250%    8/1/14                 15,274
              10,000 Wells Fargo & Co.                                      AA-             4.875%    1/12/11                10,375
                                                                                                                 -------------------
                                                                                                                            329,392
                                                                                                                 -------------------
                     HEALTH CARE - 0.9%
              15,000 Abbott Laboratories                                    AA              5.600%    5/15/11                16,092
               4,000 Abbott Laboratories                                    AA              5.875%    5/15/16                 4,456
               4,000 Aetna, Inc.                                            A-              6.000%    6/15/16                 4,154
               4,000 Bristol-Myers Squibb Co.                               A+              5.875%    11/15/36                4,384
               3,000 CIGNA Corp.                                            BBB             7.875%    5/15/27                 2,843
               2,000 Humana, Inc.                                           BBB-            6.450%    6/1/16                  1,899
              15,000 Merck & Co., Inc                                       AA-             4.750%    3/1/15                 16,203
               3,000 Schering-Plough Corp.                                  A-              6.000%    9/15/17                 3,332
              15,000 UnitedHealth Group, Inc.                               A-              5.250%    3/15/11                15,521
               6,000 WellPoint, Inc.                                        A-              5.250%    1/15/16                 6,076
               4,000 Wyeth                                                  A+              5.950%    4/1/37                  4,356
                                                                                                                 -------------------
                                                                                                                             79,316
                                                                                                                 -------------------
                     INDUSTRIALS - 0.1%
               3,000 Caterpillar, Inc.                                      A               6.050%    8/15/36                 3,195
               2,000 Lockheed Martin Corp.                                  A-              6.150%    9/1/36                  2,227
               1,000 Norfolk Southern Corp.                                 BBB+            7.050%    5/1/37                  1,235
               4,000 United Technologies Corp.                              A               4.875%    5/1/15                  4,353
                                                                                                                 -------------------
                                                                                                                             11,010
                                                                                                                 -------------------
                     INFORMATION TECHNOLOGY - 0.4%
               3,000 Cisco Systems, Inc.                                    A+              5.250%    2/22/11                 3,174
              21,000 International Business Machines Corp.                  A+              4.750%    11/29/12               22,727
               4,000 Oracle Corp.                                           A               5.250%    1/15/16                 4,303
               4,000 Western Union Co. (The)                                A-              5.930%    10/1/16                 4,316
                                                                                                                 -------------------
                                                                                                                             34,520
                                                                                                                 -------------------
                     MATERIALS - 0.1%
               6,000 Weyerhaeuser Co.                                       BBB-            6.750%    3/15/12                 6,199
                                                                                                                 -------------------

                     TELECOMMUNICATION SERVICES - 0.8%
              15,000 AT&T, Inc.                                             A               5.100%    9/15/14                16,214
               3,000 AT&T, Inc.                                             A               5.625%    6/15/16                 3,240
               7,000 Comcast Cable Communications Holdings, Inc.            BBB+            8.375%    3/15/13                 8,090
               6,000 COX Communications, Inc.                               BBB-            5.450%    12/15/14                6,371
               4,000 Historic TW, Inc.                                      BBB             9.125%    1/15/13                 4,659
              12,000 New Cingular Wireless Services, Inc.                   A               7.875%    3/1/11                 13,018
              11,000 Verizon Global Funding Corp.                           A               7.375%    9/1/12                 12,478
               2,000 Verizon Global Funding Corp.                           A               7.750%    12/1/30                 2,408
                                                                                                                 -------------------
                                                                                                                             66,478
                                                                                                                 -------------------
                     UTILITIES - 0.7%
               8,000 Arizona Public Service Co.                             BBB-            6.375%    10/15/11                8,485
               4,000 Commonwealth Edison Co.                                A-              5.950%    8/15/16                 4,318
               4,000 Consolidated Edison Co. of New York, Inc.              A-              5.500%    9/15/16                 4,276
               4,000 Constellation Energy Group, Inc.                       BBB             4.550%    6/15/15                 3,797
               3,000 Duke Energy Ohio, Inc.                                 A-              5.700%    9/15/12                 3,276
               2,000 Energy East Corp.                                      A-              6.750%    7/15/36                 2,203
               3,000 FirstEnergy Corp.                                      BBB-            7.375%    11/15/31                3,312
               3,000 Indiana Michigan Power Co.                             BBB             6.050%    3/15/37                 3,088
               6,000 Midamerican Energy Holdings Co.                        BBB+            6.125%    4/1/36                  6,360
               3,000 Pacific Gas & Electric Co.                             BBB+            6.050%    3/1/34                  3,270
               4,000 Pepco Holdings, Inc.                                   BBB-            6.450%    8/15/12                 4,256
               2,000 Progress Energy, Inc.                                  BBB             6.850%    4/15/12                 2,188
               8,000 Progress Energy, Inc.                                  BBB             7.100%    3/1/11                  8,509
               4,000 Southern Power Co.                                     BBB+            4.875%    7/15/15                 4,058
               3,000 Virginia Electric and Power Co.                        A-              6.000%    5/15/37                 3,273
                                                                                                                 -------------------
                                                                                                                             64,669
                                                                                                                 -------------------
                     TOTAL CORPORATE BONDS - 8.3%
                     (Amortized Cost $724,745)                                                                              741,518
                                                                                                                 -------------------

                     U.S. GOVERNMENT AND AGENCY SECURITIES - 25.1%
                     MORTGAGE BACKED SECURITIES-- 12.2%
             140,000 Fannie Mae (d)                                         AAA             4.500%    TBA                   143,938
              60,000 Fannie Mae (d)                                         AAA             5.000%    TBA                    61,575
             180,000 Fannie Mae (d)                                         AAA             5.500%    TBA                   187,369
             150,000 Fannie Mae (d)                                         AAA             6.500%    TBA                   160,406
             150,000 Freddie Mac (d)                                        AAA             5.500%    TBA                   156,305
             210,000 Freddie Mac (d)                                        AAA             6.000%    TBA                   221,156
             160,000 Ginnie Mae (d)                                         AAA             5.500%    TBA                   167,100
                                                                                                                 -------------------
                                                                                                                          1,097,849
                                                                                                                 -------------------
                     U.S. GOVERNMENT AGENCY SECURITIES - 3.4%
              41,000 Fannie Mae                                             AAA             5.375%    7/15/16                46,121
               6,000 Fannie Mae                                             AAA             5.500%    3/15/11                 6,432
              36,000 Fannie Mae                                             AAA             6.000%    5/15/11                39,055
               2,000 Fannie Mae                                             AAA             6.625%    11/15/30                2,512
              12,000 Federal Farm Credit Bank                               AAA             4.875%    2/18/11                12,697
              10,000 Federal Home Loan Banks                                AAA             3.875%    6/14/13                10,596
              25,000 Federal Home Loan Banks                                AAA             4.375%    3/17/10                25,542
              20,000 Federal Home Loan Banks                                AAA             4.625%    2/18/11                21,117
              10,000 Federal Home Loan Banks                                AAA             4.750%    12/16/16               10,786
              15,000 Federal Home Loan Banks                                AAA             4.875%    11/18/11               16,168
              20,000 Federal Home Loan Banks                                AAA             5.750%    5/15/12                22,164
              36,000 Freddie Mac                                            AAA             4.500%    1/15/14                39,030
              40,000 Freddie Mac                                            AAA             5.125%    7/15/12                43,808
              11,000 Freddie Mac                                            AAA             6.250%    7/15/32                13,236
                                                                                                                 -------------------
                                                                                                                            309,264
                                                                                                                 -------------------
                     U.S. TREASURY SECURITIES - 9.5%
              25,000 United States Treasury Note/Bond                       NR              2.000%    9/30/10                25,412
              90,000 United States Treasury Note/Bond                       NR              2.750%    7/31/10                91,920
              25,000 United States Treasury Note/Bond                       NR              2.875%    1/31/13                26,016
              15,000 United States Treasury Note/Bond                       NR              3.625%    5/15/13                15,971
              15,000 United States Treasury Note/Bond                       NR              3.750%    11/15/18               15,403
               5,000 United States Treasury Note/Bond                       NR              3.875%    2/15/13                 5,367
               9,000 United States Treasury Note/Bond                       NR              4.000%    11/15/12                9,690
              27,000 United States Treasury Note/Bond                       NR              4.000%    2/15/14                29,116
              49,000 United States Treasury Note/Bond                       NR              4.000%    4/15/10                50,129
              40,000 United States Treasury Note/Bond                       NR              4.125%    5/15/15                43,141
              16,000 United States Treasury Note/Bond                       NR              4.250%    11/15/13               17,420
              15,000 United States Treasury Note/Bond                       NR              4.250%    8/15/14                16,327
              70,000 United States Treasury Note/Bond                       NR              4.250%    9/30/12                75,802
               3,000 United States Treasury Note/Bond                       NR              4.250%    11/15/17                3,209
              30,000 United States Treasury Note/Bond                       NR              4.500%    2/15/36                31,566
              10,000 United States Treasury Note/Bond                       NR              4.500%    5/15/38                10,531
               9,000 United States Treasury Note/Bond                       NR              4.500%    11/30/11                9,669
              24,000 United States Treasury Note/Bond                       NR              4.625%    11/15/16               26,454
              24,000 United States Treasury Note/Bond                       NR              4.750%    8/15/17                26,571
              14,000 United States Treasury Note/Bond                       NR              5.125%    5/15/16                15,874
               8,000 United States Treasury Note/Bond                       NR              5.750%    8/15/10                 8,403
              18,000 United States Treasury Note/Bond                       NR              6.125%    8/15/29                22,795
              30,000 United States Treasury Note/Bond                       NR              6.250%    8/15/23                37,125
              14,000 United States Treasury Note/Bond                       NR              6.375%    8/15/27                17,988
              28,000 United States Treasury Note/Bond                       NR              6.625%    2/15/27                36,724
              35,000 United States Treasury Note/Bond                       NR              7.250%    5/15/16                44,177
               6,000 United States Treasury Note/Bond                       NR              7.875%    2/15/21                 8,246
              27,000 United States Treasury Note/Bond                       NR              8.000%    11/15/21               37,741
              14,000 United States Treasury Note/Bond                       NR              8.750%    8/15/20                20,274
              35,000 United States Treasury Note/Bond                       NR              8.875%    2/15/19                50,225
              15,000 United States Treasury Note/Bond                       NR              9.125%    5/15/18                21,563
                                                                                                                 -------------------
                                                                                                                            850,849
                                                                                                                 -------------------
                     TOTAL U.S. GOVERNMENT AND
                     AGENCY SECURITIES - 25.1%
                     (Amortized Cost $2,218,514)                                                                          2,257,962
                                                                                                                 -------------------



    NUMBER OF SHARES DESCRIPTION                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     MASTER LIMITED PARTNERSHIP - 0.0%
                 113 Och-Ziff Capital Management Group LLC  - Class A                                                         1,128
                     (Cost $2,420)                                                                               -------------------


                     TOTAL LONG-TERM INVESTMENTS - 72.8%                                                                  6,534,207
                                                                                                                 -------------------
                     (Cost $7,484,174)



  PRINCIPAL AMOUNT   DESCRIPTION                                         RATING (S&P)*   YIELD/COUPON MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                     SHORT-TERM INVESTMENTS - 26.9%
                     COMMERCIAL PAPER - 1.1%
             100,000 ING(US) Funding                                        A-1+            0.290%    11/10/09               99,945
                                                                                                                 -------------------

                     CORPORATE BONDS - 2.0%
                     FINANCIALS - 1.6%
              90,000 FleetBoston Financial Corp.                            A-              7.375%    12/1/09                91,272
              50,000 Goldman Sach Group, Inc. (The)                         A               7.350%    10/1/09                50,278
                                                                                                                 -------------------
                                                                                                                            141,550
                                                                                                                 -------------------

                     TELECOMMUNICATION SERVICES - 0.4%
              42,000 AT&T, Inc.                                             A               4.125%    9/15/09                42,042
                                                                                                                 -------------------

                     TOTAL CORPORATE BONDS - 2.0%                                                                           183,592
                                                                                                                 -------------------

                     U.S. GOVERNMENT AND AGENCY SECURITIES -  16.2%
             100,000 Fannie Mae                                             AAA             4.625%    12/15/09              101,242
             450,000 Fannie Mae                                             AAA             6.625%    9/15/09               451,073
             400,000 Freddie Mac                                            AAA             4.000%    12/15/09              404,245
             400,000 Freddie Mac                                            AAA             4.125%    9/1/09                400,000
             100,000 Freddie Mac Discount Notes  (c )                       AAA             0.221%    1/11/10                99,938
                                                                                                                 -------------------
                                                                                                                          1,456,498
                                                                                                                 -------------------
                     U.S. TREASURY SECURITIES - 7.6%
             100,000 United States Treasury Bill  (c )                      NR              0.032%    9/17/09                99,996
             100,000 United States Treasury Bill  (c )                      NR              0.085%    10/8/09                99,990
             100,000 United States Treasury Bill  (c )                      NR              0.131%    10/29/09               99,982
              50,000 United States Treasury Bill  (c )                      NR              0.173%    12/31/09               49,973
             100,000 United States Treasury Bill  (c )                      NR              0.201%    1/14/10                99,942
             150,000 United States Treasury Bill  (c )                      NR              0.118%    10/22/09              149,976
              27,000 United States Treasury Note/Bond                       NR              2.125%    1/31/10                27,210
              26,000 United States Treasury Note/Bond                       NR              3.375%    9/15/09                26,028
              26,000 United States Treasury Note/Bond                       NR              3.625%    10/31/09               26,143
                                                                                                                  ------------------
                                                                                                                            679,240
                                                                                                                  ------------------
                     TOTAL SHORT-TERM INVESTMENTS - 26.9%
                     (Amortized Cost $2,418,935)                                                                          2,419,275
                                                                                                                  ------------------

                     TOTAL INVESTMENTS - 99.7%
                     (Cost $9,903,109)                                                                                    8,953,482
                     Other Assets in excess of Liabilities - 0.3%                                                            23,128
                                                                                                                  ------------------
                     NET ASSETS - 100.0%                                                                                $ 8,976,610
                                                                                                                  ==================


AG -    Stock Corporation
LLC-    Limited Liability Company
LP -    Limited Partnership
Ltd. -  Limited
REIT -  Real Estate Investment Trust
TBA -   To be announced; maturity date has not yet been established

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $4,204 which represents 0.05% of net assets.

(c)  Zero-coupon bond. Interest rate shown reflects yield as of August 31, 2009.

(d)  When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S.Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's & Moody's, respectively. Ratings are unaudited.

--------------------------------------------------------------------------------
                              Country Allocation**
--------------------------------------------------------------------------------
United States                                                             99.2%
Canada                                                                     0.2%
Netherlands Antilles                                                       0.2%
Switzerland                                                                0.1%
Bermuda                                                                    0.1%
Panama                                                                     0.1%
Cayman Islands                                                             0.1%
--------------------------------------------------------------------------------

** Subject to change daily. Based on total investments.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                               Level 1            Level 2            Level 3            Total
-------------------------------------------------    ----------------    -----------------   ------------    ----------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                                    $   368               $    -            $ -             $   368
   Consumer Staples                                              393                    -              -                 393
   Energy                                                        384                    -              -                 384
   Financials                                                    490                    -              -                 490
   Health Care                                                   467                    -              -                 467
   Industrials                                                   384                    -              -                 384
   Information Technology                                        663                    -              -                 663
   Materials                                                     144                    -              -                 144
   Telecommunication Services                                    101                    -              -                 101
   Utilities                                                     139                    -              -                 139
Master Limited Partnerships                                        1                    -              -                   1
Commercial Paper                                                   -                  100              -                 100
Corporate Bonds                                                    -                  925              -                 925
Mortgage Backed Securities                                         -                1,098              -               1,098
United States Government Agency Securities                         -                1,766              -               1,766
United States Treasury Securities                                  -                1,530              -               1,530
                                                     ----------------    -----------------   ------------    ----------------
Total                                                        $ 3,534              $ 5,419            $ -             $ 8,953
                                                     ================    =================   ============    ================

UBD | CLAYMORE U.S. CAPITAL MARKETS BOND ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT DESCRIPTION                                           RATING (S&P)*       COUPON      MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------


                 CORPORATE BONDS -- 27.0%
                 BANKING -- 2.0%
   $      25,000 Bank of America Corp.                                     A                5.625%      10/14/16       $    24,466
           5,000 Bank of America Corp.                                     A                5.750%      12/01/17             4,864
           5,000 BB&T Corp.                                                A-               5.250%      11/01/19             4,792
          10,000 PNC Funding Corp.                                         A-               7.500%      11/01/09            10,087
          25,000 Wachovia Corp.                                            A+               5.250%      08/01/14            25,457
          25,000 Wells Fargo & Co.                                         AA-              4.875%      01/12/11            25,938
           5,000 Wells Fargo & Co.                                         AA-              5.250%      10/23/12             5,312
                                                                                                                 ------------------
                                                                                                                           100,916
                                                                                                                 ------------------

                 CONSUMER DISCRETIONARY -- 2.8%
           3,000 CBS Corp.                                                 BBB-             7.875%      07/30/30             2,710
          12,000 Comcast Cable Communications Holdings, Inc.               BBB+             8.375%      03/15/13            13,868
          10,000 COX Communications, Inc.                                  BBB-             5.450%      12/15/14            10,619
          20,000 Daimler Finance North America LLC                         BBB+             7.200%      09/01/09            20,000
           2,000 Daimler Finance North America LLC                         BBB+             8.500%      01/18/31             2,372
           6,000 Historic TW, Inc.                                         BBB              9.125%      01/15/13             6,988
          10,000 Home Depot, Inc.                                          BBB+             5.200%      03/01/11            10,426
           5,000 Home Depot, Inc.                                          BBB+             5.400%      03/01/16             5,173
           2,000 McDonald's Corp.                                          A                6.300%      10/15/37             2,320
          10,000 News America, Inc.                                        BBB+             6.400%      12/15/35             9,923
           6,000 Omnicom Group, Inc.                                       A-               5.900%      04/15/16             6,179
           6,000 Thomson Reuters Corp. (Canada)                            A-               5.700%      10/01/14             6,551
           6,000 Time Warner Cable, Inc.                                   BBB              5.850%      05/01/17             6,301
          10,000 Time Warner, Inc.                                         BBB              6.750%      04/15/11            10,631
           5,000 Time Warner, Inc.                                         BBB              7.625%      04/15/31             5,491
           4,000 Viacom, Inc.                                              BBB              6.875%      04/30/36             4,223
          20,000 Walt Disney Co.                                           A                6.375%      03/01/12            22,021
                                                                                                                 ------------------
                                                                                                                           145,796
                                                                                                                 ------------------

                 CONSUMER STAPLES -- 2.3%
           6,000 Bottling Group LLC                                        A                5.500%      04/01/16             6,515
           7,000 Coca-Cola Enterprises, Inc.                               A                8.500%      02/01/22             9,276
          10,000 CVS Caremark Corp.                                        BBB+             5.750%      06/01/17            10,766
          20,000 Kellogg Co.                                               BBB+             6.600%      04/01/11            21,481
          10,000 Kimberly-Clark Corp.                                      A                6.125%      08/01/17            11,338
          10,000 Kraft Foods, Inc.                                         BBB+             5.625%      11/01/11            10,784
           5,000 Kroger Co.                                                BBB-             6.400%      08/15/17             5,525
           6,000 Miller Brewing Co. (a)                                    BBB+             5.500%      08/15/13             6,307
          20,000 Procter & Gamble Co.                                      AA-              5.550%      03/05/37            21,447
           5,000 Safeway, Inc.                                             BBB              5.800%      08/15/12             5,417
          10,000 Unilever Capital Corp.                                    A+               7.125%      11/01/10            10,713
                                                                                                                 ------------------
                                                                                                                           119,569
                                                                                                                 ------------------

                 ENERGY -- 1.5%
          10,000 Anadarko Petroleum Corp.                                  BBB-             5.950%      09/15/16            10,399
           2,000 Apache Corp.                                              A-               6.000%      01/15/37             2,207
          10,000 ConocoPhillips Holding Co.                                A                6.950%      04/15/29            11,529
          10,000 Devon Financing Corp. ULC (Canada)                        BBB+             6.875%      09/30/11            10,912
           5,000 Enterprise Products Operating LLC                         BBB-             5.600%      10/15/14             5,288
          13,000 Hess Corp.                                                BBB-             6.650%      08/15/11            13,961
           7,000 ONEOK Partners LP                                         BBB              6.150%      10/01/16             7,305
           7,000 Transocean, Inc. (Ivory Coast)                            BBB+             6.000%      03/15/18             7,456
           3,000 Valero Energy Corp.                                       BBB              6.625%      06/15/37             2,608
           5,000 XTO Energy, Inc.                                          BBB              6.750%      08/01/37             5,483
                                                                                                                 ------------------
                                                                                                                            77,148
                                                                                                                 ------------------

                 FINANCIAL -- 9.3%
           5,000 Allstate Corp.                                            A-               5.550%      05/09/35             4,808
          10,000 American Express Co.                                      BBB+             5.500%      09/12/16             9,685
          15,000 American General Finance Corp.                            BB+              3.875%      10/01/09            14,858
           6,000 American International Group, Inc.                        A-               5.850%      01/16/18             3,998
          25,000 Bear Stearns Cos., LLC                                    A+               4.500%      10/28/10            25,961
          10,000 Bear Stearns Cos., LLC                                    A+               5.700%      11/15/14            10,732
          25,000 Berkshire Hathaway Finance Corp.                          AAA              4.125%      01/15/10            25,379
           5,000 Capital One Financial Corp.                               BBB-             6.150%      09/01/16             4,597
           2,000 Chubb Corp.                                               A+               6.000%      05/11/37             2,132
          10,000 Citigroup, Inc.                                           A                5.300%      10/17/12            10,102
          15,000 Citigroup, Inc.                                           A                6.125%      11/21/17            14,150
           5,000 Citigroup, Inc.                                           A-               6.625%      06/15/32             4,193
          25,000 Credit Suisse USA, Inc.                                   A+               6.125%      11/15/11            26,863
          25,000 General Electric Capital Corp.                            AA+              5.250%      10/19/12            26,169
          15,000 General Electric Capital Corp.                            AA+              5.375%      10/20/16            15,137
          10,000 General Electric Capital Corp.                            AA+              5.875%      02/15/12            10,633
          18,000 General Electric Capital Corp.                            AA+              6.750%      03/15/32            17,855
          25,000 Goldman Sachs Group, Inc.                                 A                6.125%      02/15/33            26,099
           5,000 HSBC Finance Corp.                                        A                5.000%      06/30/15             5,014
          25,000 HSBC Finance Corp.                                        A                6.375%      10/15/11            26,048
           5,000 Jefferies Group, Inc.                                     BBB              6.250%      01/15/36             3,853
          20,000 John Deere Capital Corp.                                  A                7.000%      03/15/12            22,307
          25,000 JPMorgan Chase & Co.                                      A                5.150%      10/01/15            25,527
           3,000 JPMorgan Chase & Co.                                      A+               6.000%      01/15/18             3,224
           5,000 JPMorgan Chase & Co.                                      A                7.000%      11/15/09             5,051
           5,000 Marsh & McLennan Cos., Inc.                               BBB-             5.375%      07/15/14             4,950
          15,000 Merrill Lynch & Co., Inc.                                 A                6.400%      08/28/17            14,783
          10,000 MetLife, Inc.                                             A-               5.700%      06/15/35             9,967
          25,000 Morgan Stanley                                            A-               4.750%      04/01/14            24,819
           9,000 Morgan Stanley                                            A                5.300%      03/01/13             9,402
          35,000 National Rural Utilities Cooperative Finance Corp.        A                7.250%      03/01/12            38,571
           5,000 Principal Financial Group, Inc.                           BBB+             6.050%      10/15/36             4,209
           5,000 Prologis                                                  BBB-             5.625%      11/15/16             4,353
           6,000 Prudential Financial, Inc.                                A                6.000%      12/01/17             5,983
           5,000 Realty Income Corp.                                       BBB              6.750%      08/15/19             4,869
           5,000 Simon Property Group LP                                   A-               5.250%      12/01/16             4,816
           5,000 Swiss Re Insurance Solutions Holding Corp.                A-               7.000%      02/15/26             4,427
           5,000 Travelers Cos., Inc.                                      A-               6.250%      06/15/37             5,525
                                                                                                                 ------------------
                                                                                                                           481,049
                                                                                                                 ------------------

                 GAS TRANSMISSION -- 0.5%
           2,000 Energy Transfer Partners LP                               BBB-             6.625%      10/15/36             2,097
          10,000 Kinder Morgan Energy Partners LP                          BBB              5.000%      12/15/13            10,394
           5,000 Spectra Energy Capital LLC                                BBB              8.000%      10/01/19             5,768
           4,000 Williams Cos., Inc.                                       BB+              8.750%      03/15/32             4,500
                                                                                                                 ------------------
                                                                                                                            22,759
                                                                                                                 ------------------

                 HEALTH CARE -- 2.9%
          25,000 Abbott Laboratories                                       AA               5.600%      05/15/11            26,820
          10,000 Abbott Laboratories                                       AA               5.875%      05/15/16            11,140
           6,000 Aetna, Inc.                                               A-               6.000%      06/15/16             6,231
          10,000 Bristol-Myers Squibb Co.                                  A+               5.875%      11/15/36            10,960
           5,000 CIGNA Corp.                                               BBB              7.875%      05/15/27             4,739
           4,000 Humana, Inc.                                              BBB-             6.450%      06/01/16             3,799
          25,000 Merck & Co, Inc.                                          AA-              4.750%      03/01/15            27,005
           7,000 Schering-Plough Corp.                                     A-               6.000%      09/15/17             7,775
           4,000 Teva Pharmaceutical Finance LLC                           BBB+             6.150%      02/01/36             4,310
          25,000 UnitedHealth Group, Inc.                                  A-               5.250%      03/15/11            25,869
          10,000 WellPoint, Inc.                                           A-               5.250%      01/15/16            10,127
          10,000 Wyeth                                                     A+               5.950%      04/01/37            10,890
                                                                                                                 ------------------
                                                                                                                           149,665
                                                                                                                 ------------------

                 INDUSTRIALS -- 0.4%
           5,000 Caterpillar, Inc.                                         A                6.050%      08/15/36             5,325
           5,000 Lockheed Martin Corp.                                     A-               6.150%      09/01/36             5,568
          10,000 United Technologies Corp.                                 A                4.875%      05/01/15            10,883
                                                                                                                 ------------------
                                                                                                                            21,776
                                                                                                                 ------------------

                 INFORMATION TECHNOLOGY -- 1.0%
           5,000 Cisco Systems, Inc.                                       A+               5.250%      02/22/11             5,290
           2,000 Cisco Systems, Inc.                                       A+               5.500%      02/22/16             2,203
          35,000 International Business Machines Corp.                     A+               4.750%      11/29/12            37,879
           6,000 Oracle Corp.                                              A                5.250%      01/15/16             6,455
                                                                                                                 ------------------
                                                                                                                            51,827
                                                                                                                 ------------------

                 MATERIALS -- 0.2%
          10,000 Weyerhaeuser Co.                                          BBB-             6.750%      03/15/12            10,331
                                                                                                                 ------------------

                 RAIL TRANSPORTATION -- 0.2%
           4,000 CSX Corp.                                                 BBB-             6.150%      05/01/37             4,064
           4,000 Norfolk Southern Corp.                                    BBB+             7.050%      05/01/37             4,939
                                                                                                                 ------------------
                                                                                                                             9,003
                                                                                                                 ------------------

                 SPECIAL PURPOSE -- 0.1%
           6,000 Western Union Co.                                         A-               5.930%      10/01/16             6,475
                                                                                                                 ------------------

                 TELECOMMUNICATIONS -- 1.7%
          25,000 AT&T, Inc.                                                A                5.100%      09/15/14            27,023
           5,000 AT&T, Inc.                                                A                5.625%      06/15/16             5,401
           5,000 Embarq Corp.                                              BBB-             7.082%      06/01/16             5,338
          20,000 New Cingular Wireless Services, Inc.                      A                7.875%      03/01/11            21,697
          18,000 Verizon Global Funding Corp.                              A                7.375%      09/01/12            20,418
           5,000 Verizon Global Funding Corp.                              A                7.750%      12/01/30             6,019
                                                                                                                 ------------------
                                                                                                                            85,896
                                                                                                                 ------------------

                 UTILITY -- 2.1%
          13,000 Arizona Public Service Co.                                BBB-             6.375%      10/15/11            13,788
           7,000 Commonwealth Edison Co.                                   A-               5.950%      08/15/16             7,556
           7,000 Consolidated Edison Co. of New York, Inc.                 A-               5.500%      09/15/16             7,483
           7,000 Constellation Energy Group, Inc.                          BBB              4.550%      06/15/15             6,644
           5,000 Duke Energy Ohio, Inc.                                    A-               5.700%      09/15/12             5,461
           4,000 Energy East Corp.                                         A-               6.750%      07/15/36             4,407
           5,000 FirstEnergy Corp.                                         BBB-             7.375%      11/15/31             5,520
           5,000 Indiana Michigan Power Co.                                BBB              6.050%      03/15/37             5,147
          10,000 Midamerican Energy Holdings Co.                           BBB+             6.125%      04/01/36            10,600
           5,000 Pacific Gas & Electric Co.                                BBB+             6.050%      03/01/34             5,450
           7,000 Pepco Holdings, Inc.                                      BBB-             6.450%      08/15/12             7,447
           3,000 Progress Energy, Inc.                                     BBB              6.850%      04/15/12             3,282
          13,000 Progress Energy, Inc.                                     BBB              7.100%      03/01/11            13,826
           7,000 Southern Power Co.                                        BBB+             4.875%      07/15/15             7,101
           5,000 Virginia Electric and Power Co.                           A-               6.000%      05/15/37             5,456
                                                                                                                 ------------------
                                                                                                                           109,168
                                                                                                                 ------------------
                 TOTAL CORPORATE BONDS - 27.0%
                 (Cost $1,356,702)                                                                                       1,391,378
                                                                                                                 ------------------

                 U.S. GOVERNMENT AND AGENCY SECURITIES - 69.8%
                 MORTGAGE BACKED SECURITIES-- 35.7%
         240,000 Fannie Mae (b)                                            NR               4.500%           TBA           246,750
         110,000 Fannie Mae (b)                                            NR               5.000%           TBA           112,888
         310,000 Fannie Mae (b)                                            NR               5.500%           TBA           322,691
         250,000 Fannie Mae (b)                                            NR               6.500%           TBA           267,344
         250,000 Freddie Mac (b)                                           NR               5.500%           TBA           260,508
         340,000 Freddie Mac (b)                                           NR               6.000%           TBA           358,062
         260,000 Ginnie Mae (b)                                            NR               5.500%           TBA           271,537
                                                                                                                 ------------------
                                                                                                                         1,839,780
                                                                                                                 ------------------

                 U.S. GOVERNMENT AGENCY SECURITIES -- 9.5%
          70,000 Fannie Mae                                                AAA              5.375%      07/15/16            78,743
          10,000 Fannie Mae                                                AAA              5.500%      03/15/11            10,721
          60,000 Fannie Mae                                                AAA              6.000%      05/15/11            65,092
           3,000 Fannie Mae                                                AAA              6.625%      11/15/30             3,769
          20,000 Fannie Mae                                                AAA              7.250%      05/15/30            26,776
          20,000 Federal Farm Credit Bank                                  AAA              4.875%      02/18/11            21,161
          20,000 Federal Home Loan Bank System                             AAA              3.875%      06/14/13            21,193
          20,000 Federal Home Loan Bank System                             AAA              4.375%      03/17/10            20,434
          30,000 Federal Home Loan Bank System                             AAA              4.625%      02/18/11            31,675
          20,000 Federal Home Loan Bank System                             AAA              4.750%      12/16/16            21,571
          25,000 Federal Home Loan Bank System                             AAA              4.875%      11/18/11            26,946
          30,000 Federal Home Loan Bank System                             AAA              5.750%      05/15/12            33,246
          60,000 Freddie Mac                                               AAA              4.500%      01/15/14            65,049
          40,000 Freddie Mac                                               AAA              5.125%      07/15/12            43,808
          19,000 Freddie Mac                                               AAA              6.250%      07/15/32            22,862
                                                                                                                 ------------------
                                                                                                                           493,046
                                                                                                                 ------------------

                 U.S. TREASURY SECURITIES-- 24.6%
          50,000 United States Treasury Note/Bond                          NR               2.000%      09/30/10            50,824
         110,000 United States Treasury Note/Bond                          NR               2.750%      07/31/10           112,346
         140,000 United States Treasury Note/Bond                          NR               2.875%      01/31/13           145,688
          25,000 United States Treasury Note/Bond                          NR               3.625%      05/15/13            26,619
           8,000 United States Treasury Note/Bond                          NR               3.875%      02/15/13             8,588
          75,000 United States Treasury Note/Bond                          NR               4.000%      04/15/10            76,729
          15,000 United States Treasury Note/Bond                          NR               4.000%      11/15/12            16,150
          45,000 United States Treasury Note/Bond                          NR               4.000%      02/15/14            48,526
          15,000 United States Treasury Note/Bond                          NR               4.000%      08/15/18            15,708
          25,000 United States Treasury Note/Bond                          NR               4.125%      05/15/15            26,963
          60,000 United States Treasury Note/Bond                          NR               4.250%      09/30/12            64,973
          26,000 United States Treasury Note/Bond                          NR               4.250%      11/15/13            28,308
          25,000 United States Treasury Note/Bond                          NR               4.250%      08/15/14            27,211
           5,000 United States Treasury Note/Bond                          NR               4.250%      11/15/17             5,348
          50,000 United States Treasury Note/Bond                          NR               4.500%      02/15/36            52,609
          40,000 United States Treasury Note/Bond                          NR               4.625%      11/15/16            44,091
          40,000 United States Treasury Note/Bond                          NR               4.750%      08/15/17            44,284
          20,000 United States Treasury Note/Bond                          NR               4.875%      02/15/12            21,770
          20,000 United States Treasury Note/Bond                          NR               5.000%      08/15/11            21,580
          50,000 United States Treasury Note/Bond                          NR               5.125%      05/15/16            56,691
          14,000 United States Treasury Note/Bond                          NR               5.750%      08/15/10            14,706
           6,000 United States Treasury Note/Bond                          NR               6.125%      08/15/29             7,598
          50,000 United States Treasury Note/Bond                          NR               6.250%      08/15/23            61,875
          23,000 United States Treasury Note/Bond                          NR               6.375%      08/15/27            29,551
          47,000 United States Treasury Note/Bond                          NR               6.625%      02/15/27            61,643
           3,000 United States Treasury Note/Bond                          NR               7.875%      02/15/21             4,123
          45,000 United States Treasury Note/Bond                          NR               8.000%      11/15/21            62,902
          41,000 United States Treasury Note/Bond                          NR               8.750%      08/15/20            59,373
          25,000 United States Treasury Note/Bond                          NR               8.875%      02/15/19            35,875
          25,000 United States Treasury Note/Bond                          NR               9.125%      05/15/18            35,938
                                                                                                                 ------------------
                                                                                                                         1,268,590
                                                                                                                 ------------------
                 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 69.8%
                 (Cost $3,534,374)                                                                                       3,601,416
                                                                                                                 ------------------

                 TOTAL INVESTMENTS - 96.8%
                 (Cost $4,891,076)                                                                                       4,992,794
                 Other Assets in excess of Liabilities - 3.2%                                                              163,696
                                                                                                                 ------------------
                 NET ASSETS - 100.0%                                                                                   $ 5,156,490
                                                                                                                 ==================

LLC - Limited Liability Company
LP -  Limited Partnership
TBA - To be announced; maturity date has not yet been established. ULC - Unlimited Liability Company

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009 this security amounted to $6,307 which represents 0.1% of net assets.

(b)  When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively.



--------------------------------------------------------------------------
                           Country Allocation*
--------------------------------------------------------------------------
United States                                                       99.5%
Canada                                                               0.4%
Ivory Coast                                                          0.1%
--------------------------------------------------------------------------

* Subject to change daily.  Based on total investments.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                           Level 1           Level 2             Level 3                   Total
-------------------------------------------------  ---------------    -----------    --------------------    -----------------------
(value in $000s)
Assets:
Corporate Bonds:
   Banking                                                    $ -        $   101                     $ -                    $   101
   Consumer Discretionary                                       -            146                       -                        146
   Consumer Staples                                             -            119                       -                        119
   Energy                                                       -             77                       -                         77
   Financials                                                   -            481                       -                        481
   Gas Transmission                                             -             23                       -                         23
   Health Care                                                  -            150                       -                        150
   Industrials                                                  -             22                       -                         22
   Information Technology                                       -             52                       -                         52
   Materials                                                    -             10                       -                         10
   Rail  Transportation                                         -              9                       -                          9
   Special Purpose                                              -              6                       -                          6
   Telecommunications                                           -             86                       -                         86
   Utilities                                                    -            109                       -                        109
Mortgage Backed Securities                                      -          1,840                       -                      1,840
United States Government Agency Securities                      -            493                       -                        493
United States Treasury Securities                               -          1,269                       -                      1,269
                                                   ---------------    -----------    --------------------    -----------------------
Total                                                         $ -        $ 4,993                     $ -                    $ 4,993
                                                   ===============    ===========    ====================    =======================

ULQ | CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT      DESCRIPTION                                    RATING (S&P)*   YIELD/COUPON    MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      Short-Term Investments  - 97.0%
                      CERTIFICATE OF DEPOSIT - 3.4%
    $    500,000      Bank of America Bank Notes                         A              0.200%        10/16/09         $    500,745
                                                                                                                 -------------------

                      COMMERCIAL PAPER - 48.3%
         300,000      Aspen Funding Corp.                                A-1+           0.303%        10/14/09              299,802
         300,000      Aspen Funding Corp.                                A-1+           0.363%        10/01/09              299,853
         300,000      Atlantis One Funding                               A-1+           0.315%        10/02/09              299,943
         400,000      Bank of Nova Scotia                                A-1+           0.356%        02/17/10              399,320
         500,000      BNP Paribas Financial                              A-1+           0.293%        10/20/09              499,835
         400,000      CBA Finance                                        A-1+           0.306%        10/06/09              399,916
         200,000      CBA Finance                                        A-1+           0.339%        09/18/09              199,982
         300,000      Danske Corp.                                       A-1+           1.088%        10/16/09              299,901
         250,000      Erasums                                            A-1+           0.544%        09/04/09              249,985
         400,000      Grampian Funding LLC                               A-1+           0.469%        09/01/09              399,992
         650,000      Intesa Funding LLC                                 A-1+           0.504%        02/01/10              648,616
         188,000      JP Morgan Chase                                    A-1+           0.442%        11/10/09              187,883
         200,000      JP Morgan Chase                                    A-1+           0.443%        11/27/09              199,822
         300,000      Mont Blanc Capital Corp.                           A-1+           0.282%        09/09/09              299,958
         300,000      Mont Blanc Capital Corp.                           A-1+           0.294%        10/27/09              299,757
         600,000      Societe Generale                                   A-1+           0.234%        09/03/09              599,988
         600,000      Svenska Handelsbanken, Inc.                        A-1+           0.325%        10/05/09              599,868
         500,000      Tempo Fiance Corp.                                 A-1+           0.293%        11/09/09              499,500
         300,000      Thunder Bay Funding, Inc.                          A-1+           0.238%        09/10/09              299,949
         250,000      Thunder Bay Funding, Inc.                          A-1+           0.359%        09/04/09              249,982
                                                                                                                 -------------------
                                                                                                                          7,233,852
                                                                                                                 -------------------
                      CORPORATE BONDS - 3.7%
         235,000      AT&T, Inc.                                         NR             4.125%        09/15/09              235,237
         215,000      FleetBoston Financial Corp.                        A-             7.375%        12/01/09              218,038
         100,000      Goldman Sachs Group, Inc. (The)                    A              7.350%        10/01/09              100,555
                                                                                                                 -------------------
                                                                                                                            553,830
                                                                                                                 -------------------

                      U.S. GOVERNMENT AND AGENCY SECURITIES  - 41.6%
         550,000      Fannie Mae                                         NR             6.625%        09/15/09              551,311
         250,000      Fannie Mae Discount Notes                          NR             0.158%        11/18/09              249,924
         150,000      Fannie Mae Discount Notes                          NR             0.110%        10/01/09              149,988
         200,000      Fannie Mae Discount Notes                          NR             0.131%        10/13/09              199,977
         500,000      Fannie Mae Discount Notes                          NR             0.208%        10/13/09              499,941
         600,000      Freddie Mac                                        AAA            4.000%        12/15/09              606,368
         600,000      Freddie Mac                                        NR             4.125%        09/01/09              600,000
         200,000      Freddie Mac Discount Notes                         NR             0.176%        11/09/09              199,946
         200,000      Freddie Mac Discount Notes                         NR             0.288%        12/31/09              199,899
         100,000      Freddie Mac Discount Notes                         NR             0.293%        01/11/10               99,938
         500,000      United States Treasury Bill                        NR             0.142%        09/17/09              499,981
       1,766,000      United States Treasury Bill                        NR             0.161%        10/22/09            1,765,712
          64,000      United States Treasury Note                        NR             2.125%        01/31/10               64,497
         400,000      United States Treasury Note                        NR             3.250%        12/31/09              403,969
          62,000      United States Treasury Note                        NR             3.375%        09/15/09               62,068
          61,000      United States Treasury Note                        NR             3.625%        10/31/09               61,336
                                                                                                                 -------------------
                                                                                                                          6,214,855
                                                                                                                 -------------------
                      TOTAL SHORT-TERM INVESTMENTS - 97.0%
                      (Cost - $14,501,878)                                                                               14,503,282
                                                                                                                 -------------------

                      TOTAL INVESTMENTS - 97.0%
                      (Cost - $14,501,878)                                                                               14,503,282
                      Other Assets in excess of Liabilities - 3.0%                                                          445,422
                                                                                                                 -------------------
                      NET ASSETS - 100.0%                                                                              $ 14,948,704
                                                                                                                 ===================


The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated, United States Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively. Ratings are unaudited.


--------------------------------------------------------------------------------
                           Country Allocation*
--------------------------------------------------------------------------------
United States                                                            100.0%
--------------------------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                         Level 1             Level 2                Level 3                 Total
--------------------------------------------    ---------------    -----------------    --------------------    ------------------
(value in $000s)
Assets:
Short-Term Investments:
     Certificate of Deposit                                $ -             $    500                     $ -              $    500
     Commercial Paper                                        -                7,234                       -                 7,234
     Corporate Bonds                                         -                  554                       -                   554
     U.S. Government and Agency Securities                   -                6,215                       -                 6,215
                                                ---------------    -----------------    --------------------    ------------------
Total                                                      $ -             $ 14,503                     $ -              $ 14,503
                                                ===============    =================    ====================    ==================

IRO | CLAYMORE/ZACKS DIVIDEND ROTATION ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
                      Common Stocks  - 98.2%
                      CONSUMER DISCRETIONARY - 11.3%
           1,315      American Greetings Corp. - Class A                                                      $    18,265
             931      Arbitron, Inc.                                                                               17,056
           1,117      Brinker International, Inc.                                                                  16,263
             601      Burger King Holdings, Inc.                                                                   10,776
           2,315      Corus Entertainment, Inc. - Class B (Canada)                                                 31,646
           2,649      Gannett Co., Inc.                                                                            22,887
           1,457      H&R Block, Inc.                                                                              25,177
           1,566      Hillenbrand, Inc.                                                                            31,351
             763      Meredith Corp.                                                                               21,120
             348      Omnicom Group, Inc.                                                                          12,639
             664      Snap-On, Inc.                                                                                24,780
             602      Time Warner, Inc.                                                                            16,802
             510      Tupperware Brands Corp.                                                                      18,865
             376      VF Corp.                                                                                     26,155
                                                                                              ----------------------------
                                                                                                                  293,782
                                                                                              ----------------------------
                      CONSUMER STAPLES - 7.0%
             954      Inter Parfums, Inc.                                                                           9,206
             292      JM Smucker Co. (The)                                                                         15,263
             389      Lorillard, Inc.                                                                              28,308
             913      Nu Skin Enterprises, Inc. - Class A                                                          15,749
           1,249      Reynolds American, Inc.                                                                      57,092
             588      Ruddick Corp.                                                                                15,617
             762      Safeway, Inc.                                                                                14,516
           1,877      SUPERVALU, Inc.                                                                              26,935
                                                                                              ----------------------------
                                                                                                                  182,686
                                                                                              ----------------------------
                      ENERGY - 4.6%
           5,407      Ship Finance International Ltd. (Bermuda)                                                    68,453
           1,051      Southern Union Co.                                                                           20,852
           1,105      Sunoco, Inc.                                                                                 29,724
                                                                                              ----------------------------
                                                                                                                  119,029
                                                                                              ----------------------------
                      FINANCIALS - 19.8%
             545      Aflac, Inc.                                                                                  22,138
           1,091      Amtrust Financial Services, Inc.                                                             13,779
             628      Aspen Insurance Holdings Ltd. (Bermuda)                                                      15,951
             654      Axis Capital Holdings Ltd. (Bermuda)                                                         19,934
             477      Boston Properties, Inc. - REIT                                                               28,897
             449      Chubb Corp.                                                                                  22,176
             616      Endurance Specialty Holdings Ltd. (Bermuda)                                                  21,234
             672      Essex Property Trust, Inc. - REIT                                                            50,138
             796      Federated Investors, Inc. - Class B                                                          20,895
             643      First Bancorp                                                                                11,278
           1,970      HCP, Inc. - REIT                                                                             56,106
           1,100      Independent Bank Corp.                                                                       25,487
           5,826      Inland Real Estate Corp. - REIT                                                              48,822
             218      PartnerRe Ltd. (Bermuda)                                                                     16,112
             250      RenaissanceRe Holdings Ltd. (Bermuda)                                                        13,612
             305      RLI Corp.                                                                                    16,168
             614      Simon Property Group, Inc. - REIT                                                            39,063
             433      Travelers Cos, Inc. (The)                                                                    21,832
           1,077      Willis Group Holdings Ltd. (Bermuda)                                                         27,776
           1,403      XL Capital Ltd. - Class A (Cayman Islands)                                                   24,342
                                                                                             ----------------------------
                                                                                                                  515,740
                                                                                             ----------------------------

                      HEALTH CARE - 4.0%
             801      Eli Lilly & Co.                                                                              26,801
             306      Johnson & Johnson                                                                            18,495
           1,099      Merck & Co., Inc.                                                                            35,641
           1,441      Pfizer, Inc.                                                                                 24,065
                                                                                              ----------------------------
                                                                                                                  105,002
                                                                                              ----------------------------
                      INDUSTRIALS - 15.2%
           4,906      Aircastle Ltd. (Bermuda)                                                                     46,116
           2,255      Barnes Group, Inc.                                                                           33,126
             458      Boeing Co. (The)                                                                             22,749
           1,904      CAE, Inc. (Canada)                                                                           15,175
             523      Cooper Industries Ltd. - Class A (Bermuda)                                                   16,867
             920      Crane Co.                                                                                    21,592
             365      CSX Corp.                                                                                    15,512
           3,093      Deluxe Corp.                                                                                 51,684
             120      Flowserve Corp.                                                                              10,350
             596      Honeywell International, Inc.                                                                21,909
             172      Lockheed Martin Corp.                                                                        12,897
           1,714      Pitney Bowes, Inc.                                                                           38,308
             254      Rockwell Collins, Inc.                                                                       11,694
             713      Skywest, Inc.                                                                                11,016
             231      SPX Corp.                                                                                    12,862
           2,963      Twin Disc, Inc.                                                                              37,600
             271      United Technologies Corp.                                                                    16,087
                                                                                              ----------------------------
                                                                                                                  395,544
                                                                                              ----------------------------
                      INFORMATION TECHNOLOGY - 1.8%
             546      Harris Corp.                                                                                 18,963
           1,233      Ituran Location and Control Ltd. (Israel)                                                    11,590
             963      Total System Services, Inc.                                                                  14,695
                                                                                              ----------------------------
                                                                                                                   45,248
                                                                                              ----------------------------
                      MATERIALS - 3.3%
             270      Lubrizol Corp.                                                                               17,204
           3,001      Olin Corp.                                                                                   50,237
             707      Sensient Technologies Corp.                                                                  18,432
                                                                                              ----------------------------
                                                                                                                   85,873
                                                                                              ----------------------------
                      TELECOMMUNICATION SERVICES - 1.9%
           1,640      TELUS Corp. (Canada)                                                                         48,495
                                                                                              ----------------------------

                      UTILITIES - 29.3%
             869      AGL Resources, Inc.                                                                          29,190
           1,580      Ameren Corp.                                                                                 42,613
             980      American Electric Power Co., Inc.                                                            30,801
           1,035      Atmos Energy Corp.                                                                           28,193
           3,059      Centerpoint Energy, Inc.                                                                     37,932
           1,691      CMS Energy Corp.                                                                             22,676
             837      Consolidated Edison, Inc.                                                                    33,639
             802      Dominion Resources, Inc.                                                                     26,530
           1,064      DPL, Inc.                                                                                    26,355
           1,192      DTE Energy Co.                                                                               41,458
           2,124      Duke Energy Corp.                                                                            32,901
             783      Edison International                                                                         26,160
             246      Entergy Corp.                                                                                19,434
             414      Exelon Corp.                                                                                 20,708
             874      IDACORP, Inc.                                                                                24,891
             891      Laclede Group, Inc. (The)                                                                    29,011
             947      Northeast Utilities                                                                          22,529
             707      PG&E Corp.                                                                                   28,697
           3,496      Pepco Holdings, Inc.                                                                         50,098
             814      Public Service Enterprise Group, Inc.                                                        25,779
             999      SCANA Corp.                                                                                  34,645
             384      Sempra Energy                                                                                19,265
             977      Southwest Gas Corp.                                                                          23,790
           2,680      TECO Energy, Inc.                                                                            35,698
             757      UGI Corp.                                                                                    19,311
           1,251      Vectren Corp.                                                                                28,961
                                                                                              ----------------------------
                                                                                                                  761,265
                                                                                              ----------------------------
                      TOTAL COMMON STOCKS - 98.2%
                      (Cost $2,324,740)                                                                         2,552,664
                                                                                              ----------------------------

                      MASTER LIMITED PARTNERSHIPS - 1.5%
             688      Sunoco Logistics Partners LP                                                                 39,065
                                                                                              ----------------------------
                      (Cost $37,472)

                      EXCHANGE-TRADED FUNDS - 0.3%
              65      SPDR Trust Series 1                                                                           6,666
                                                                                              ----------------------------
                      (Cost $6,705)

                      TOTAL INVESTMENTS - 100.0%
                      (Cost $2,368,917)                                                                         2,598,395
                      Other Assets in excess of Liabilities - 0.0%                                                    693
                                                                                              ----------------------------
                      NET ASSETS - 100.0%                                                                       2,599,088
                                                                                              ============================


 LP -     Limited Partnership
 Ltd. -   Limited
 REIT -   Real Estate Investment Trust

 Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                               Country Allocation*
--------------------------------------------------------------------------------
                                                         % of Total Investments
--------------------------------------------------------------------------------
United States                                                             85.5%
Bermuda                                                                    9.5%
Canada                                                                     3.7%
Cayman Islands                                                             0.9%
Israel                                                                     0.4%
--------------------------------------------------------------------------------

*As a percentage of total investments. Subject to change daily.

On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Claymore Exchange-Traded Fund Trust (the "Trust") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending May 31, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on June 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on August 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2009.

Description                                Level 1                Level 2                Level 3                  Total
----------------------------------   ---------------------    -----------------    --------------------   -----------------------
(value in $000s)
Assets:
Common Stocks:
   Consumer Discretionary                         $   294                  $ -                     $ -                   $   294
   Consumer Staples                                   183                    -                       -                       183
   Energy                                             119                    -                       -                       119
   Financials                                         516                    -                       -                       516
   Health Care                                        105                    -                       -                       105
   Industrials                                        395                    -                       -                       395
   Information Technology                              45                    -                       -                        45
   Materials                                           86                    -                       -                        86
   Telecommunications                                  48                    -                       -                        48
   Utilities                                          761                    -                       -                       761
Master Limited Partnerships                            39                    -                       -                        39
Exchange Traded Funds                                   7                    -                       -                         7
                                     ---------------------    -----------------    --------------------   -----------------------
Total                                             $ 2,598                  $ -                     $ -                   $ 2,598
                                     =====================    =================    ====================   =======================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: October 26, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: October 26, 2009
      --------------------------------------------------------------------------

By:   /s/ Steven M. Hill
      --------------------------------------------------------------------------
          Steven M. Hill
          Treasurer and Chief Financial Officer

Date: October 26, 2009
      --------------------------------------------------------------------------